[WELLS FARGO FUNDS LOGO]

WELLS FARGO INCOME FUNDS

SEMI-ANNUAL REPORT

CORPORATE BOND FUND

DIVERSIFIED BOND FUND

INCOME FUND

INCOME PLUS FUND

INTERMEDIATE GOVERNMENT INCOME FUND

LIMITED TERM GOVERNMENT INCOME FUND

STABLE INCOME FUND

TACTICAL MATURITY BOND FUND

                                                           NOVEMBER 30, 2001

[GRAPHICS]

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

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1
--------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   CORPORATE BOND FUND                                                      4
   DIVERSIFIED BOND FUND                                                    6
   INCOME FUND                                                              8
   INCOME PLUS FUND                                                        10
   INTERMEDIATE GOVERNMENT INCOME FUND                                     12
   LIMITED TERM GOVERNMENT INCOME FUND                                     14
   STABLE INCOME FUND                                                      16

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   CORPORATE BOND FUND                                                     18
   DIVERSIFIED BOND FUND                                                   25
   INCOME FUND                                                             26
   INCOME PLUS FUND                                                        32
   INTERMEDIATE GOVERNMENT INCOME FUND                                     40
   LIMITED TERM GOVERNMENT INCOME FUND                                     43
   STABLE INCOME FUND                                                      45
   TACTICAL MATURITY BOND FUND                                             46

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                                    48
   STATEMENTS OF OPERATIONS                                                50
   STATEMENTS OF CHANGES IN NET ASSETS                                     52
   FINANCIAL HIGHLIGHTS                                                    56

NOTES TO FINANCIAL HIGHLIGHTS                                              62
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                              63

                                 CORE PORTFOLIOS
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   MANAGED FIXED INCOME PORTFOLIO                                          69
   STABLE INCOME PORTFOLIO                                                 77
   STRATEGIC VALUE BOND PORTFOLIO                                          83
   TACTICAL MATURITY BOND PORTFOLIO                                        90

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                                    92
   STATEMENTS OF OPERATIONS                                                93
   STATEMENTS OF CHANGES IN NET ASSETS                                     94
   FINANCIAL HIGHLIGHTS                                                    96

NOTES TO FINANCIAL STATEMENTS                                              98
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS                                                     102
--------------------------------------------------------------------------------

                   NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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                                                                    INCOME FUNDS

DEAR FELLOW SHAREHOLDERS:

   This semi-annual report details information about the portfolio positioning and performance of the Wells Fargo Income Funds for the six-month period ended November 30, 2001.
   With the nation's economic rebound on hold, the bond market staged an early summer rally, only to surrender part of those gains in November. In all, Wells Fargo Income Funds posted gains during the reporting period, excluding any applicable sales charges, with many funds on track toward a year of double-digit gains. Along the way, some investors continued to flee volatile equity markets for the relative safety of the bond market.
   Declining interest rates set the stage for the bond market's exceptional performance. Over the past six months, the Federal Reserve Board (the Fed) trimmed short-term interest rates on five separate occasions in an attempt to stimulate economic growth. As a result, short-term interest rates plummeted to their lowest level in decades. In fact, by late November, yields on money market funds and government bonds maturing between three-to-six months hovered near 2%. Yields on short-term bonds could decline further over the ensuing months should the Fed deem it necessary to continue its rate-cutting campaign.

A STEEPENING BOND CURVE DEFINES BOND MARKETS

   Although rates on short-term government bonds continued to fall throughout the period, rates on longer-term government bonds -- namely securities that mature between five and 30 years -- changed minimally. That is because rates on longer-maturity bonds reflect a disappearing federal budget surplus and fears of renewed inflationary pressures associated with the fiscal and monetary stimulus at hand. Unless long-term bonds begin to rally, mortgage rates are likely to stay above 7%, putting a halt to the refinancing boom that has been the economy's silver lining over recent months.
   Still, long-term rates closed the gap a bit following the Treasury Department's suspension of the 30-year government bond auction, and the belief that the U.S. economy had finally stabilized. Yet the euphoria was short-lived, as long-term bonds soon gave up all their price gains and then some.
   Of course, not all sectors of the bond market have profited equally over the past six months. Once again, U.S. Treasury securities were the best performing fixed-income sector, with corporate and mortgage securities lagging in returns. Tax-free municipal securities also held up well, trading at high levels relative to Treasury yields. In contrast, a gloomy economic outlook, together with rising default rates, caused lower-quality sectors of the the high-yield corporate bond market to under perform. Looking ahead, high-yield corporate bonds stand to reap the greatest benefit from the economic recovery.

SEEKING NEW OPPORTUNITIES IN THE BOND MARKET

   The ongoing decline in short-term rates may affect some investors who rely on a certain level of income. Keep in mind the Fed has vowed to continue lowering short-term rates until the economy fully recovers. Your investment professional can help you design a strategy that meets your specific income needs, investment time frame and risk tolerance.
   On November 28, 2001, WELLS FARGO FUNDS launched a new income fund, the WELLS FARGO TACTICAL MATURITY BOND FUND. The Fund seeks to produce a positive total return each calendar year. Because its initial offering preceded the end of the reporting period by only two days, the Tactical Maturity Bond Fund has not been included in the PERFORMANCE HIGHLIGHTS section of this report. Look for performance information for the Fund in the May 31, 2002, Annual Report for Income Funds.
   As always, if you have any questions about your investments in WELLS FARGO FUNDS, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at our newly redesigned Web site at www.wellsfargofunds.com.

   We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs. We wish you much success and prosperity in 2002.

  Sincerely,

  /s/ Michael J. Hogan

  Michael J. Hogan
  PRESIDENT,
  WELLS FARGO FUNDS

                                        2
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                                        3

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS

CORPORATE BOND FUND

INVESTMENT OBJECTIVE

   The Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Daniel J. Kokoszka, CFA

INCEPTION DATE
   4/1/98

PERFORMANCE HIGHLIGHTS

   The Fund's Class A shares returned 5.34%(1)for the six-month period ended November 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers U.S. Credit Index(2),which posted a 6.02% return during the period. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period.
   During the six-month reporting period, the performance of the Fund's investment-grade corporate bonds mirrored the performance of its benchmark. However, despite a strong November rally, the high-yield portion of the portfolio, which represents approximately 18% of total assets, failed to equal the performance of its investment-grade counterparts. We believe that high-yield corporate bonds may post higher returns once the U.S. economy emerges from the current recession.
   On October 1, certain of the Fund's investment policies and strategies were modified, in part, to comply with a new SEC rule. Under normal circumstances, at least 80% of portfolio assets (net assets plus investment borrowings) must be invested in corporate debt securities. The Fund also is expected to maintain a dollar-weighted average maturity for portfolio securities of between 3 and 15 years. In addition, up to 35% of the portfolio's total assets can be invested in non-investment grade securities. Previously, the Fund was permitted to invest up to 65% of its total assets in corporate debt securities, maintain a maturity of 10-15 years, and invest only up to 25% in non-investment grade securities.

STRATEGIC OUTLOOK

   Going forward, our strategy is to invest the majority of Fund assets in corporate bonds -- allocated between investment-grade securities and high-yield securities -- with the remainder of the portfolio invested in U.S. Treasury bonds and agency securities. Both the investment-grade and high-yield allocations should be more diversified as to sectors and individual bond issues.
   We anticipate an economic recovery in the first or second quarter of 2002. However, we believe that the recovery will likely be modest in nature, with growth approaching 1% for all of 2002. As the economy transitions from recession to recovery, investors may see additional cuts in short-term interest rates along with occasional interest-rate spikes. We further believe that the Fund's modified investment strategies may generate higher returns once the economic environment improves.

   AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30, 2001)

                                                           INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                                        -------------------------------   -------------------------------
                                                        6-MONTH* 1 YEAR SINCE INCEPTION   6-MONTH* 1 YEAR SINCE INCEPTION
   Wells Fargo Corporate Bond Fund -- Class A            0.61     5.59      3.66           5.34     10.51     4.96

   Wells Fargo Corporate Bond Fund -- Class B           (0.06)    4.57      3.49           4.94      9.57     4.19

   Wells Fargo Corporate Bond Fund -- Class C            3.94     8.69      4.17           4.94      9.69     4.17

   Benchmark

     Lehman Brothers U.S. Credit Index(2)                                                  6.02     13.32     6.85(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30, 2001)

   Portfolio Turnover                                           47%

   Number of Holdings                                          178

   Average Credit Quality(4)                                    A2

   Weighted Average Coupon                                    7.14%

   Estimated Weighted Average Maturity                        8.50 Years

   Estimated Average Duration                                 5.44 Years

   NAV (Class A, B, C)                         $9.36, $9.36, $9.36

   Distribution Rate(5) (Class A, B, C)         5.37%, 4.87%, 4.86%

   SEC Yield(6) (Class A, B, C)                 4.71%, 4.18%, 4.18%

[CHART OF PORTFOLIO ALLOCATION(7)(AS OF NOVEMBER 30, 2001)]

Corporate Bonds                                  89%
U.S. Treasury Bonds                               9%
Repurchase Agreements                             2%

[CHART OF GROWTH OF $10,000 INVESTMENT(8)]

                      WELLS FARGO CORPORATE          LEHMAN BROTHERS
                      BOND FUND - CLASS A            U.S. CREDIT INDEX

          3/98                  9,550                    $10,000
          4/98                  9,549                    $10,063
          5/98                  9,650                    $10,183
          6/98                  9,740                    $10,258
          7/98                  9,768                    $10,248
          8/98                  9,768                    $10,296
          9/98                 10,103                    $10,630
         10/98                  9,990                    $10,466
         11/98                 10,168                    $10,663
         12/98                 10,220                    $10,694
          1/99                 10,314                    $10,800
          2/99                 10,079                    $10,543
          3/99                 10,183                    $10,618
          4/99                 10,208                    $10,649
          5/99                 10,042                    $10,507
          6/99                  9,979                    $10,452
          7/99                  9,950                    $10,394
          8/99                  9,845                    $10,369
          9/99                  9,936                    $10,481
         10/99                  9,900                    $10,530
         11/99                  9,860                    $10,541
         12/99                  9,834                    $10,485
          1/00                  9,785                    $10,448
          2/00                  9,883                    $10,545
          3/00                 10,009                    $10,635
          4/00                  9,816                    $10,541
          5/00                  9,643                    $10,502
          6/00                  9,911                    $10,766
          7/00                 10,058                    $10,896
          8/00                 10,130                    $11,032
          9/00                 10,156                    $11,091
         10/00                 10,183                    $11,102
         11/00                 10,322                    $11,246
         12/00                 10,543                    $11,464
          1/01                 10,717                    $11,778
          2/01                 10,829                    $11,881
          3/01                 10,842                    $11,955
          4/01                 10,759                    $11,911
          5/01                 10,829                    $12,021
          6/01                 10,861                    $12,082
          7/01                 11,132                    $12,398
          8/01                 11,272                    $12,564
          9/01                 11,217                    $12,545
         10/01                 11,488                    $12,856
         11/01                 11,407                    $12,744

----------
   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Corporate Bond Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Corporate Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.
   (2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.
   (3) The published return closest to the Fund's inception date of April 1, 1998.
   (4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
   (5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
   (6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
   (7) Portfolio holdings are subject to change.
   (8) The chart compares the performance of the Wells Fargo Corporate Bond Fund Class A shares since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISOR
   Wells Fargo Funds Management, LLC

FUND MANAGER
   Collectively Managed

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

   The Fund's Institutional Class shares returned 4.01%(1) for the six-month period ended November 30, 2001. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which posted a 5.73% return during the period. The Fund's Institutional Class shares distributed $0.62 per share in dividend income and no capital gains during the period.
   The Diversified Bond Fund invests in three different fixed-income investment styles: strategic value bond, managed fixed-income, and tactical maturity bond (formerly positive return bond). This multi-style approach is designed to reduce Fund volatility in an attempt to generate more consistent returns.
     In a swiftly changing interest-rate environment, the strategic value bond component's yield advantage helped to offset the price volatility associated with corporate bonds. Several individual corporate bonds, including PacificMutual, MassMutual, Airgas, Target and Conoco boosted performance, while new portfolio holdings further enhanced the Fund's yield and positioning.
    The managed fixed-income component also capitalized on bond yields to offset price volatility among corporate bonds. Several insurance-related bond issues were portfolio standouts during the period, although our diversified position in Enron securities accounted for a 0.25% underperformance in the Fund. During the period, we repositioned portfolio assets seeking to enhance yield.
    The tactical maturity bond component focuses on two types of bonds -- long-term U.S. Treasury bonds and high-quality bonds maturing in less than two years. We shift assets between these securities based on movements in long-term Treasury bond prices. During the period, wildly fluctuating long-term bond prices and historically low yields on short-term bonds hurt relative returns. Still, we believe the portfolio is on track to deliver a positive return for 2001.

STRATEGIC OUTLOOK

     Going forward, we intend to continue our emphasis on yield as premiums and credit spreads among various bond sectors remain at historically wide levels. We expect short-term interest rates to move higher as the economy slowly begins to improve. We intend to position portfolio assets in an effort to capitalize on this expected development.

  AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30, 2001)

                                                                6-MONTH*  1-YEAR    5-YEAR    10-YEAR
  Wells Fargo Diversified Bond Fund                              4.01     7.79      7.09      6.46

  Benchmark

    Lehman Brothers Aggregate Bond Index(2)                      5.73    11.16      7.36      7.62

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30, 2001)

  Portfolio Turnover                                  41%

  Number of Holdings                                 300

  Weighted Average Coupon                           5.30%

  Estimated Weighted Average Maturity               6.75 Years

  Estimated Average Duration                        3.78 Years

  Net Asset Value (NAV)                           $26.08

  SEC Yield(3)(1)                                   4.38%

[CHART OF PORTFOLIO ALLOCATION(4)(AS OF NOVEMBER 30, 2001)]

  Corporate Bonds                                 23%
  U.S. Government Agencies                        19%
  Collateralized Mortgage Securities              15%
  Cash Equivalents                                14%
  Asset-Backed Securities                         13%
  U.S. Treasury Bonds                             12%
  Municipal Bonds                                  4%

[CHART OF GROWTH OF $10,000 INVESTMENT(5)]

                      WELLS FARGO DIVERSIFIED        LEHMAN BROTHERS
                          BOND FUND - CLASS I        AGGREGATE BOND INDEX
         11/91                         10,000                     $10,000
         12/91                         10,103                     $10,297
          1/92                         10,102                     $10,157
          2/92                         10,147                     $10,223
          3/92                         10,162                     $10,165
          4/92                         10,244                     $10,239
          5/92                         10,379                     $10,432
          6/92                         10,573                     $10,576
          7/92                         10,482                     $10,791
          8/92                         10,617                     $10,901
          9/92                         10,772                     $11,030
         10/92                         10,663                     $10,884
         11/92                         10,717                     $10,886
         12/92                         10,836                     $11,059
          1/93                         10,876                     $11,271
          2/93                         10,942                     $11,468
          3/93                         11,007                     $11,516
          4/93                         11,077                     $11,597
          5/93                         11,074                     $11,611
          6/93                         11,241                     $11,822
          7/93                         11,286                     $11,889
          8/93                         11,490                     $12,097
          9/93                         11,557                     $12,130
         10/93                         11,593                     $12,176
         11/93                         11,487                     $12,072
         12/93                         11,544                     $12,137
          1/94                         11,669                     $12,301
          2/94                         11,485                     $12,088
          3/94                         11,320                     $11,790
          4/94                         11,290                     $11,695
          5/94                         11,249                     $11,694
          6/94                         11,248                     $11,668
          7/94                         11,375                     $11,900
          8/94                         11,373                     $11,914
          9/94                         11,311                     $11,739
         10/94                         11,280                     $11,729
         11/94                         11,250                     $11,703
         12/94                         11,308                     $11,783
          1/95                         11,429                     $12,017
          2/95                         11,591                     $12,302
          3/95                         11,667                     $12,378
          4/95                         11,761                     $12,551
          5/95                         12,052                     $13,036
          6/95                         12,169                     $13,132
          7/95                         12,178                     $13,103
          8/95                         12,276                     $13,261
          9/95                         12,384                     $13,390
         10/95                         12,514                     $13,564
         11/95                         12,635                     $13,767
         12/95                         12,744                     $13,960
          1/96                         12,821                     $14,053
          2/96                         12,652                     $13,809
          3/96                         12,565                     $13,713
          4/96                         12,512                     $13,636
          5/96                         12,541                     $13,608
          6/96                         12,662                     $13,791
          7/96                         12,691                     $13,829
          8/96                         12,681                     $13,805
          9/96                         12,854                     $14,046
         10/96                         13,081                     $14,357
         11/96                         13,283                     $14,603
         12/96                         13,181                     $14,467
          1/97                         13,197                     $14,511
          2/97                         13,202                     $14,547
          3/97                         13,046                     $14,386
          4/97                         13,218                     $14,602
          5/97                         13,322                     $14,740
          6/97                         13,468                     $14,915
          7/97                         13,926                     $15,317
          8/97                         13,691                     $15,186
          9/97                         13,946                     $15,410
         10/97                         14,253                     $15,634
         11/97                         14,342                     $15,706
         12/97                         14,530                     $15,864
          1/98                         14,762                     $16,067
          2/98                         14,707                     $16,055
          3/98                         14,735                     $16,111
          4/98                         14,796                     $16,195
          5/98                         14,973                     $16,348
          6/98                         15,167                     $16,487
          7/98                         15,150                     $16,522
          8/98                         15,577                     $16,791
          9/98                         15,970                     $17,184
         10/98                         15,771                     $17,093
         11/98                         15,843                     $17,190
         12/98                         15,851                     $17,242
          1/99                         15,947                     $17,365
          2/99                         15,571                     $17,062
          3/99                         15,648                     $17,156
          4/99                         15,696                     $17,211
          5/99                         15,595                     $17,060
          6/99                         15,553                     $17,006
          7/99                         15,535                     $16,933
          8/99                         15,517                     $16,925
          9/99                         15,642                     $17,121
         10/99                         15,660                     $17,184
         11/99                         15,678                     $17,183
         12/99                         15,663                     $17,100
          1/00                         15,682                     $17,044
          2/00                         15,969                     $17,250
          3/00                         16,314                     $17,477
          4/00                         16,180                     $17,428
          5/00                         16,097                     $17,420
          6/00                         16,435                     $17,782
          7/00                         16,614                     $17,944
          8/00                         16,882                     $18,204
          9/00                         16,882                     $18,319
         10/00                         17,016                     $18,440
         11/00                         17,357                     $18,742
         12/00                         17,736                     $19,091
          1/01                         17,894                     $19,404
          2/01                         18,081                     $19,572
          3/01                         18,088                     $19,670
          4/01                         17,892                     $19,588
          5/01                         17,988                     $19,705
          6/01                         18,050                     $19,780
          7/01                         18,388                     $20,223
          8/01                         18,586                     $20,456
          9/01                         18,693                     $20,695
         10/01                         19,082                     $21,128
         11/01                         18,709                     $20,836

----------
   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.
   Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
   (2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.
   (3) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
   (4) This chart represents the composite of the portfolio allocations of the core portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the core portfolios.
   (5) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

INCOME FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISOR
  Wells Fargo Funds Management, LLC

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Marjorie H. Grace, CFA
  Mark Walter

INCEPTION DATE
  6/9/87

PERFORMANCE HIGHLIGHTS

    The Fund's Class A shares returned 5.64%(1) for the six-month period ended November 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 5.73% during the period. The Fund's Class A shares distributed $0.27 per share in dividend income and no capital gains during the period.
    Fixed-income markets were a profitable haven for investors throughout the reporting period. In fact, bond funds, including the Wells Fargo Income Fund, have performed well in recent years, as some investors sought shelter from volatile equity markets.
    As the U.S. economy sank further into a recession, the Federal Reserve Board continued to aggressively cut short-term interest rates to revive growth. During the period, short-term interest rates plummeted nearly 2%, while longer-term rates fell only 0.5%. This difference reflects the fact that long-term rates reacted to a disappearing federal budget surplus and fears of renewed inflationary pressures associated with the fiscal and monetary stimulus at hand.
    The yield on the 10-year U.S. Treasury note declined 0.63% during the period. Once again, U.S. Treasury securities were on the forefront of the bond rally. Indeed, excluding any applicable sales charges, investors reaped strong returns because the Fund was overweight in U.S. Treasury notes with a 30% weighting versus a 15% weighting for similar funds.
    Relative to our peer group, the Fund is currently underweight in the mortgage sector and neutral in its allocation to corporate bonds. The average maturity of the bonds within the portfolio is also slightly longer than our peers, with a six-year duration compared to a five-year duration for similar funds.

STRATEGIC OUTLOOK

     We anticipate a gradual economic recovery over the ensuing six months. Therefore, we intend to maintain our longer duration position in the near term, and may shorten duration once the anticipated recovery takes hold. We also believe that credit fundamentals should improve with the economy, and are therefore becoming less defensive in our selection of individual corporate bonds. If the economy improves as expected, we may move to an overweight position in the corporate bond sector.

----------
   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares for periods prior to August 5, 1993, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to August 2, 1993, reflects performance of the Class A shares, adjusted for institutional expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

  AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30, 2001)

                                                         INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                                     --------------------------------  ---------------------------------
                                                     6-MONTH* 1-YEAR  5-YEAR  10-YEAR  6-MONTH*  1-YEAR  5-YEAR  10-YEAR
  Wells Fargo Income Fund -- Class A                 0.89     5.08    5.42     5.92     5.64    10.03    6.39    6.40

  Wells Fargo Income Fund -- Class B                 0.25     4.21    5.29     5.61     5.25     9.21    5.62    5.61

  Wells Fargo Income Fund -- Institutional Class                                        5.78    10.31    6.50    6.45

  Benchmark

    Lehman Brothers Aggregate Bond Index(2)                                             5.73    11.16    7.36    7.62

   * RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30,2001)

  Portfolio Turnover                                     49%

  Number of Holdings                                    157

  Average Credit Quality(3)                              AA

  Weighted Average Coupon                              7.39%

  Estimated Weighted Average Maturity                 10.37 Years

  Estimated Average Duration                           6.14 Years

  NAV
   (Class A, B, I)                      $9.58, $9.57, $9.57

  Distribution Rate(4)
   (Class A, B, I)                       5.35%, 4.83%, 5.85%

  SEC Yield(5)
   (Class A, B, I)                       4.32%, 3.76%, 4.79%

[CHART OF PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2001)]

  Corporate Bonds                               46%
  U.S. Treasury Bonds                           29%
  U.S. Government Agencies                      25%

[CHART OF GROWTH OF $10,000 INVESTMENT(7)]

                         WELLS FARGO INCOME    LEHMAN BROTHERS           WELLS FARGO
                        FUND - CLASS A        AGGREGATE BOND INDEX      INCOME FUND - CLASS I

         11/91                  9,550               $10,000                $10,000
         12/91                  9,855               $10,297                $10,320
          1/92                  9,746               $10,157                $10,205
          2/92                  9,773               $10,223                $10,234
          3/92                  9,730               $10,165                $10,188
          4/92                  9,780               $10,239                $10,241
          5/92                  9,983               $10,432                $10,453
          6/92                 10,118               $10,576                $10,595
          7/92                 10,413               $10,791                $10,904
          8/92                 10,493               $10,901                $10,988
          9/92                 10,682               $11,030                $11,186
         10/92                 10,516               $10,884                $11,011
         11/92                 10,500               $10,886                $10,995
         12/92                 10,639               $11,059                $11,141
          1/93                 10,829               $11,271                $11,339
          2/93                 11,023               $11,468                $11,543
          3/93                 11,058               $11,516                $11,579
          4/93                 11,147               $11,597                $11,672
          5/93                 11,127               $11,611                $11,651
          6/93                 11,287               $11,822                $11,819
          7/93                 11,332               $11,889                $11,865
          8/93                 11,519               $12,097                $12,046
          9/93                 11,539               $12,130                $12,067
         10/93                 11,571               $12,176                $12,101
         11/93                 11,539               $12,072                $12,068
         12/93                 11,587               $12,137                $12,117
          1/94                 11,692               $12,301                $12,215
          2/94                 11,516               $12,088                $12,044
          3/94                 11,294               $11,790                $11,799
          4/94                 11,058               $11,695                $11,564
          5/94                 10,952               $11,694                $11,452
          6/94                 10,911               $11,668                $11,410
          7/94                 11,054               $11,900                $11,559
          8/94                 11,072               $11,914                $11,578
          9/94                 10,883               $11,739                $11,381
         10/94                 10,852               $11,729                $11,348
         11/94                 10,705               $11,703                $11,193
         12/94                 10,775               $11,783                $11,267
          1/95                 10,944               $12,017                $11,444
          2/95                 11,186               $12,302                $11,697
          3/95                 11,256               $12,378                $11,770
          4/95                 11,449               $12,551                $11,972
          5/95                 11,882               $13,036                $12,425
          6/95                 11,937               $13,132                $12,470
          7/95                 11,885               $13,103                $12,429
          8/95                 12,038               $13,261                $12,588
          9/95                 12,154               $13,390                $12,710
         10/95                 12,306               $13,564                $12,868
         11/95                 12,462               $13,767                $13,032
         12/95                 12,644               $13,960                $13,222
          1/96                 12,706               $14,053                $13,287
          2/96                 12,432               $13,809                $13,001
          3/96                 12,328               $13,713                $12,892
          4/96                 12,223               $13,636                $12,781
          5/96                 12,189               $13,608                $12,746
          6/96                 12,343               $13,791                $12,907
          7/96                 12,372               $13,829                $12,938
          8/96                 12,330               $13,805                $12,893
          9/96                 12,531               $14,046                $13,117
         10/96                 12,816               $14,357                $13,402
         11/96                 13,035               $14,603                $13,631
         12/96                 12,886               $14,467                $13,475
          1/97                 12,903               $14,511                $13,493
          2/97                 12,902               $14,547                $13,505
          3/97                 12,721               $14,386                $13,302
          4/97                 12,916               $14,602                $13,506
          5/97                 13,017               $14,740                $13,626
          6/97                 13,185               $14,915                $13,788
          7/97                 13,682               $15,317                $14,307
          8/97                 13,457               $15,186                $14,072
          9/97                 13,713               $15,410                $14,340
         10/97                 13,973               $15,634                $14,612
         11/97                 14,045               $15,706                $14,687
         12/97                 14,207               $15,864                $14,857
          1/98                 14,428               $16,067                $15,088
          2/98                 14,352               $16,055                $15,008
          3/98                 14,384               $16,111                $15,042
          4/98                 14,444               $16,195                $15,105
          5/98                 14,639               $16,348                $15,309
          6/98                 14,788               $16,487                $15,465
          7/98                 14,789               $16,522                $15,466
          8/98                 15,061               $16,791                $15,751
          9/98                 15,485               $17,184                $16,195
         10/98                 15,332               $17,093                $16,034
         11/98                 15,437               $17,190                $16,144
         12/98                 15,482               $17,242                $16,192
          1/99                 15,588               $17,365                $16,318
          2/99                 15,129               $17,062                $15,822
          3/99                 15,239               $17,156                $15,937
          4/99                 15,253               $17,211                $15,968
          5/99                 15,050               $17,060                $15,739
          6/99                 14,937               $17,006                $15,620
          7/99                 14,890               $16,933                $15,571
          8/99                 14,828               $16,925                $15,506
          9/99                 14,956               $17,121                $15,640
         10/99                 14,975               $17,184                $15,677
         11/99                 14,973               $17,183                $15,660
         12/99                 14,873               $17,100                $15,559
          1/00                 14,840               $17,044                $15,527
          2/00                 15,019               $17,250                $15,735
          3/00                 15,286               $17,477                $16,001
          4/00                 15,150               $17,428                $15,861
          5/00                 15,015               $17,420                $15,723
          6/00                 15,351               $17,782                $16,079
          7/00                 15,504               $17,944                $16,242
          8/00                 15,743               $18,204                $16,496
          9/00                 15,755               $18,319                $16,512
         10/00                 15,840               $18,440                $16,604
         11/00                 16,148               $18,742                $16,931
         12/00                 16,495               $19,091                $17,299
          1/01                 16,703               $19,404                $17,520
          2/01                 16,887               $19,572                $17,717
          3/01                 16,952               $19,670                $17,790
          4/01                 16,750               $19,588                $17,581
          5/01                 16,818               $19,705                $17,656
          6/01                 16,901               $19,780                $17,747
          7/01                 17,348               $20,223                $18,220
          8/01                 17,560               $20,456                $18,446
          9/01                 17,750               $20,695                $18,651
         10/01                 18,203               $21,128                $19,130
         11/01                 17,767               $20,836                $18,676

----------
   (2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.
   (3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
   (4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
   (5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
   (6) Portfolio holdings are subject to change.
   (7) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

INCOME PLUS FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISOR
  Wells Fargo Funds Management, LLC

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  N. Graham Allen, FCMA
  Daniel J. Kokoszka, CFA
  Scott M. Smith, CFA

INCEPTION DATE
   7/13/98

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 4.69%(1) for the six-month period ended November 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which posted a 5.73% return during the period. The Fund's Class A shares distributed $0.34 per share in dividend income and no capital gains during the period.
     Much of the Fund's return during the period can be attributed to a well-diversified portfolio comprised mainly of high-quality government and corporate bonds. Specifically, a 55% exposure to investment-grade U.S. Treasury securities, agency, mortgage and corporate bonds throughout a difficult economic environment was the catalyst for the Fund's performance. We also benefited from the performance of non-U.S. dollar, investment-grade bonds issued by foreign governments.
     In contrast, our exposure to high-yield corporate bonds slightly detracted from the Fund's overall performance, even though high-yield bonds staged a strong rally during November. However, we believe that high-yield bonds could recover once the economy gains strength. More importantly, we believe that we may be well positioned to benefit from this anticipated recovery due to our 33% exposure to a diversified selection of high-yield, BB-rated corporate bonds.

STRATEGIC OUTLOOK

     Going forward, we intend to continue to seek opportunities to enhance the Fund's yield and return. We expect to increase the Fund's allocation in high-yield bonds, with an emphasis on higher quality securities. At the same time, we may increase our exposure to BBB-rated corporate issues. All these potential changes may be made incrementally, and opportunistically, over the ensuing months.
     We see mounting evidence of a potential economic recovery taking shape in the first half of 2002. Still, this could be a slow recovery similar to the recovery following the 1991 recession. Regardless of the uncertain near-term outlook, we plan to adjust portfolio holdings in an effort to capitalize on favorable conditions within various bond sectors.

----------
   (1)FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

   AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30, 2001)

                                                      INCLUDING SALES CHARGE                EXCLUDING SALES CHARGE
                                                   --------------------------------   ----------------------------------
                                                   6-MONTH*  1-YEAR SINCE INCEPTION   6-MONTH*   1-YEAR  SINCE INCEPTION
   Wells Fargo Income Plus Fund -- Class A         (0.03)     5.94       1.89           4.69     10.97       3.29

   Wells Fargo Income Plus Fund -- Class B         (0.70)     5.05       1.78           4.30     10.05       2.52

   Wells Fargo Income Plus Fund -- Class C          3.30      9.05       2.52           4.30     10.05       2.52

   Benchmark

     Lehman Brothers Aggregate Bond Index(2)                                            5.73     11.16       7.09(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30, 2001)

   Portfolio Turnover                                                  30%

   Number of Holdings                                                 235

   Average Credit Quality(4)                                           A2

   Weighted Average Coupon                                           7.60%

   Estimated Weighted Average Maturity                               8.23 Years

   Estimated Average Duration                                        5.20 Years

   NAV
     (Class A, B, C)                               $10.96, $10.96, $10.96

   Distribution Rate(5)
     (Class A, B, C)                                   5.82%, 5.36%, 5.36%

   SEC Yield(6)
     (Class A, B, C)                                   5.36%, 4.86%, 4.85%

[CHART OF PORTFOLIO ALLOCATION(7) (AS OF NOVEMBER 30, 2001)]

Corporate Bonds                                  51%

U.S. Government Agencies                         20%

U.S. Treasury Bonds                              17%

Foreign Government Bonds                          8%

Cash Equivalents                                  3%

Collateralized Mortgage Securities                1%

[CHART OF GROWTH OF $10,000 INVESTMENT(8)]

                        WELLS FARGO INCOME           LEHMAN BROTHERS
                       PLUS FUND - CLASS A           AGGREGATE BOND INDEX
          6/98                     $ 9,550                       $10,000
          7/98                     $ 9,512                       $10,021
          8/98                     $ 9,382                       $10,184
          9/98                     $ 9,709                       $10,423
         10/98                     $ 9,637                       $10,368
         11/98                     $ 9,844                       $10,426
         12/98                     $ 9,883                       $10,458
          1/99                     $ 9,945                       $10,533
          2/99                     $ 9,764                       $10,349
          3/99                     $ 9,810                       $10,406
          4/99                     $ 9,976                       $10,439
          5/99                     $ 9,855                       $10,348
          6/99                     $ 9,790                       $10,315
          7/99                     $ 9,717                       $10,271
          8/99                     $ 9,594                       $10,265
          9/99                     $ 9,649                       $10,385
         10/99                     $ 9,502                       $10,423
         11/99                     $ 9,519                       $10,422
         12/99                     $ 9,539                       $10,372
          1/00                     $ 9,415                       $10,338
          2/00                     $ 9,482                       $10,463
          3/00                     $ 9,444                       $10,601
          4/00                     $ 9,387                       $10,571
          5/00                     $ 9,246                       $10,566
          6/00                     $ 9,435                       $10,785
          7/00                     $ 9,567                       $10,884
          8/00                     $ 9,627                       $11,041
          9/00                     $ 9,651                       $11,111
         10/00                     $ 9,546                       $11,184
         11/00                     $ 9,600                       $11,368
         12/00                     $ 9,803                       $11,579
          1/01                     $10,066                       $11,769
          2/01                     $10,149                       $11,871
          3/01                     $10,136                       $11,931
          4/01                     $10,103                       $11,881
          5/01                     $10,176                       $11,952
          6/01                     $10,181                       $11,997
          7/01                     $10,368                       $12,266
          8/01                     $10,490                       $12,407
          9/01                     $10,399                       $12,552
         10/01                     $10,677                       $12,815
         11/01                     $10,653                       $12,638

----------
   (2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.
   (3) The published return closest to the Fund's inception date of July 13, 1998.
   (4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
   (5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
   (6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
   (7) Portfolio holdings are subject to change.
   (8) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares since inception with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Marjorie H. Grace, CFA

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.79%(1) for the six-month period ended November 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 5.67% for the period. The Fund's Class A shares distributed $0.31 per share in dividend income and no capital gains during the period.
     Fixed-income markets, particularly the government bond sector, again proved to be safe havens from volatile equity markets over the past six-month period. The weakness in the economy coupled with the September 11 terrorist attacks only fueled additional interest rate cuts, resulting in declining bond yields. Indeed, falling short-term interest rates have defined the bond market throughout the year due to the Federal Reserve Board's (the Fed's) aggressive attempt to jump-start the economy through lower rates. Unfortunately, longer-term interest rates have stubbornly refused to follow suit, undercutting the Fed's ability to revive growth.
     The five-year Treasury note decreased 0.85% in yield during the reporting period. In all, U.S. Treasury bonds again led the bond rally, with corporate and mortgage securities lagging in performance. Therefore, investors benefited from the Fund's overweight allocation to U.S. Treasury notes. In fact, throughout the period, the Fund maintained a 20% overweight position in U.S. Treasury notes relative to similar funds. At the same time, the Fund's duration remained at 4.9 years compared to 4.5 years for funds within the benchmark index.

STRATEGIC OUTLOOK

     We anticipate a slow recovery, with the U.S. economy potentially rebounding sometime in early to mid 2002. Therefore, we intend to maintain our longer duration until clear signs of a recovery emerge. In addition, we may increase our weighting of mortgage-backed securities -- currently at a 26% weighting -- as we believe the refinancing boom may conclude in the coming months.

----------
   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30, 2001)

                                                     INCLUDING SALES CHARGE                EXCLUDING SALES CHARGE
                                               -----------------------------------    -----------------------------------
                                               6-MONTH*   1-YEAR   5-YEAR   10-YEAR   6-MONTH*   1-YEAR   5-YEAR  10-YEAR
   Wells Fargo Intermediate Government
     Income Fund -- Class A                      1.03      4.60     5.64      5.67      5.79      9.53     6.61     6.16

   Wells Fargo Intermediate Government
     Income Fund -- Class B                      0.41      3.72     5.50      5.37      5.41      8.72     5.82     5.37

   Wells Fargo Intermediate Government
     Income Fund -- Class C                      4.33      7.77     5.82      5.36      5.33      8.77     5.82     5.36

   Wells Fargo Intermediate Government
     Income Fund -- Institutional Class                                                 5.94      9.84     6.73     6.21

   Benchmark

     Lehman Brothers Intermediate
     U.S. Government Index(2)                                                           5.67     10.87     7.05     6.95

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30, 2001)

   Portfolio Turnover                                                   3%

   Number of Holdings                                                  80

   Average Credit Quality(3)                                          AAA

   Weighted Average Coupon                                           7.20%

   Estimated Weighted Average Maturity                               7.33 Years

   Estimated Average Duration                                        4.90 Years

   NAV
     (Class A, B, C, I)                    $11.34, $11.33, $11.32, $11.34

   Distribution Rate(4)
     (Class A, B, C, I)                         5.50%, 4.96%, 5.00%, 6.07%

   SEC Yield(5)
     (Class A, B, C, I)                         3.62%, 3.03%, 3.01%, 4.07%

[CHART OF PORTFOLIO ALLOCATION(6)(AS OF NOVEMBER 30,2001)]

U.S. Government Agencies                         52%
U.S. Treasury Bonds                              46%
Cash Equivalents                                  2%

[CHART OF GROWTH OF $10,000 INVESTMENT(7)]

                                  WELLS FARGO INTERMEDIATE         LEHMAN BROTHERS INTERMEDIATE      WELLS FARGO INTERMEDIATE
                                  GOVERNMENT INCOME FUND           GOVERNMENT INDEX                  GOVERNMENT INCOME FUND
                                  - CLASS A                                                          - CLASS I
         11/91                               $ 9,550                        $10,000                              $10,000
         12/91                               $ 9,802                        $10,243                              $10,263
          1/92                               $ 9,661                        $10,145                              $10,116
          2/92                               $ 9,684                        $10,176                              $10,141
          3/92                               $ 9,631                        $10,136                              $10,084
          4/92                               $ 9,717                        $10,227                              $10,175
          5/92                               $ 9,853                        $10,379                              $10,317
          6/92                               $ 9,995                        $10,529                              $10,466
          7/92                               $10,191                        $10,731                              $10,671
          8/92                               $10,310                        $10,840                              $10,796
          9/92                               $10,454                        $10,990                              $10,947
         10/92                               $10,310                        $10,858                              $10,796
         11/92                               $10,276                        $10,814                              $10,760
         12/92                               $10,389                        $10,953                              $10,879
          1/93                               $10,576                        $11,156                              $11,074
          2/93                               $10,756                        $11,321                              $11,263
          3/93                               $10,826                        $11,363                              $11,336
          4/93                               $10,919                        $11,451                              $11,433
          5/93                               $10,904                        $11,420                              $11,418
          6/93                               $11,061                        $11,586                              $11,582
          7/93                               $11,083                        $11,609                              $11,605
          8/93                               $11,261                        $11,782                              $11,791
          9/93                               $11,329                        $11,830                              $11,863
         10/93                               $11,362                        $11,858                              $11,897
         11/93                               $11,265                        $11,799                              $11,796
         12/93                               $11,320                        $11,848                              $11,853
          1/94                               $11,421                        $11,965                              $11,959
          2/94                               $11,190                        $11,801                              $11,718
          3/94                               $10,949                        $11,629                              $11,465
          4/94                               $10,757                        $11,553                              $11,264
          5/94                               $10,599                        $11,562                              $11,098
          6/94                               $10,540                        $11,564                              $11,037
          7/94                               $10,713                        $11,716                              $11,218
          8/94                               $10,677                        $11,750                              $11,180
          9/94                               $10,611                        $11,653                              $11,111
         10/94                               $10,609                        $11,655                              $11,109
         11/94                               $10,584                        $11,603                              $11,084
         12/94                               $10,622                        $11,641                              $11,124
          1/95                               $10,750                        $11,830                              $11,257
          2/95                               $10,979                        $12,059                              $11,497
          3/95                               $11,049                        $12,125                              $11,571
          4/95                               $11,183                        $12,265                              $11,710
          5/95                               $11,487                        $12,611                              $12,029
          6/95                               $11,569                        $12,692                              $12,115
          7/95                               $11,533                        $12,698                              $12,077
          8/95                               $11,621                        $12,803                              $12,169
          9/95                               $11,689                        $12,888                              $12,241
         10/95                               $11,809                        $13,030                              $12,367
         11/95                               $11,958                        $13,188                              $12,522
         12/95                               $12,083                        $13,319                              $12,653
          1/96                               $12,179                        $13,431                              $12,754
          2/96                               $12,026                        $13,289                              $12,593
          3/96                               $11,946                        $13,228                              $12,510
          4/96                               $11,904                        $13,190                              $12,466
          5/96                               $11,880                        $13,183                              $12,440
          6/96                               $11,984                        $13,317                              $12,561
          7/96                               $12,022                        $13,358                              $12,589
          8/96                               $11,995                        $13,373                              $12,560
          9/96                               $12,173                        $13,546                              $12,747
         10/96                               $12,403                        $13,768                              $13,000
         11/96                               $12,602                        $13,935                              $13,196
         12/96                               $12,461                        $13,859                              $13,049
          1/97                               $12,512                        $13,913                              $13,102
          2/97                               $12,507                        $13,936                              $13,108
          3/97                               $12,377                        $13,856                              $12,960
          4/97                               $12,539                        $14,013                              $13,130
          5/97                               $12,637                        $14,122                              $13,232
          6/97                               $12,758                        $14,242                              $13,372
          7/97                               $13,110                        $14,505                              $13,728
          8/97                               $12,977                        $14,450                              $13,588
          9/97                               $13,175                        $14,607                              $13,796
         10/97                               $13,382                        $14,777                              $14,013
         11/97                               $13,424                        $14,809                              $14,056
         12/97                               $13,548                        $14,930                              $14,199
          1/98                               $13,771                        $15,125                              $14,420
          2/98                               $13,709                        $15,109                              $14,368
          3/98                               $13,743                        $15,156                              $14,390
          4/98                               $13,794                        $15,228                              $14,457
          5/98                               $13,925                        $15,333                              $14,581
          6/98                               $14,041                        $15,436                              $14,703
          7/98                               $14,066                        $15,495                              $14,729
          8/98                               $14,386                        $15,788                              $15,063
          9/98                               $14,871                        $16,157                              $15,585
         10/98                               $14,805                        $16,184                              $15,516
         11/98                               $14,780                        $16,134                              $15,476
         12/98                               $14,856                        $16,197                              $15,555
          1/99                               $14,911                        $16,269                              $15,613
          2/99                               $14,575                        $16,046                              $15,275
          3/99                               $14,672                        $16,152                              $15,363
          4/99                               $14,707                        $16,196                              $15,399
          5/99                               $14,511                        $16,097                              $15,208
          6/99                               $14,454                        $16,120                              $15,148
          7/99                               $14,413                        $16,122                              $15,106
          8/99                               $14,407                        $16,145                              $15,085
          9/99                               $14,580                        $16,283                              $15,267
         10/99                               $14,614                        $16,316                              $15,288
         11/99                               $14,609                        $16,327                              $15,297
         12/99                               $14,527                        $16,276                              $15,211
          1/00                               $14,453                        $16,221                              $15,137
          2/00                               $14,625                        $16,355                              $15,321
          3/00                               $14,834                        $16,542                              $15,543
          4/00                               $14,795                        $16,535                              $15,505
          5/00                               $14,789                        $16,580                              $15,503
          6/00                               $15,058                        $16,843                              $15,788
          7/00                               $15,175                        $16,954                              $15,915
          8/00                               $15,388                        $17,144                              $16,142
          9/00                               $15,450                        $17,293                              $16,211
         10/00                               $15,570                        $17,413                              $16,341
         11/00                               $15,848                        $17,669                              $16,636
         12/00                               $16,127                        $17,980                              $16,950
          1/01                               $16,276                        $18,219                              $17,109
          2/01                               $16,440                        $18,386                              $17,285
          3/01                               $16,510                        $18,519                              $17,347
          4/01                               $16,365                        $18,460                              $17,199
          5/01                               $16,407                        $18,535                              $17,248
          6/01                               $16,470                        $18,595                              $17,318
          7/01                               $16,829                        $18,942                              $17,714
          8/01                               $17,033                        $19,111                              $17,918
          9/01                               $17,334                        $19,518                              $18,238
         10/01                               $17,717                        $19,883                              $18,662
         11/01                               $17,358                        $19,646                              $18,272

----------
   (2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.
   (3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
   (4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
   (5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
   (6) Portfolio holdings are subject to change.
   (7) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Mark Walter

INCEPTION DATE
   10/27/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.06%(1) for the six-month period ended November 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index(2), which returned 5.66% for the period. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period. On November 16, 2001, the Fund completed a merger with the Wells Fargo Variable Rate Government Fund incorporating an additional $43.51 million in assets.
     Much of the Fund's return during the reporting period was attributed to a sharp decline in interest rates, and a corresponding increase in bond prices. Indeed, the yield on the five-year U.S. Treasury note fell 0.86% during the period. Forces shaping the nation's slowing economy, including aggressive rate cuts orchestrated by the Federal Reserve Board and the U.S. Treasury Department's decision to suspend auctions of the 30-year Treasury bonds, propelled this precipitous drop in interest rates. We positioned the Fund with an average maturity that was slightly longer than its benchmark in order to capitalize on falling interest rates.
     Amid uncertain economic conditions, investors generally flock to the safety and stability of higher-quality bonds. While the majority of portfolio assets are invested in U.S. Treasury and agency securities -- which posted the strongest gains over the period -- we also had exposure to mortgage and corporate bonds. These bond sectors posted comparatively lower returns in this challenging environment.
     Effective October 1, the Fund's investment policies were modified to increase the Fund's investment in U.S. Government obligations to 100% of the Fund's net assets plus investment borrowings, under normal circumstances. To prepare for this policy change, we conducted numerous bond sales throughout September. For example, we sold our 4.90% position in corporate bonds and our 1.90% position in asset-backed securities with minimal impact on Fund performance.

STRATEGIC OUTLOOK

     We expect the economy to rebound slowly. Therefore, we intend to keep our longer-duration positions in the short run. We intend to shorten the duration when we see signs of an economic recovery. In addition, we may increase our weighting of mortgage-backed securities in 2002, as we expect the mortgage-refinancing boom to end over the next few months.

----------
   (1)FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998, reflects the performance of the Fund's Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance of the Class A shares of the Fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

   AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30,2001)

                                                       INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                              -----------------------------------------  -------------------------------------
                                                                                SINCE                                  SINCE
                                              6-MONTH*    1-YEAR     5-YEAR   INCEPTION  6-MONTH*  1-YEAR  5-YEAR    INCEPTION
   Wells Fargo Limited Term
     Government Income Fund-- Class A           0.37       4.53       5.19       5.11     5.06      9.48     6.17       5.70

   Wells Fargo Limited Term
     Government Income Fund-- Class B          (0.33)      3.66       5.13       5.01     4.67      8.66     5.45       5.01

   Wells Fargo Limited Term Government
     Income Fund-- Institutional Class                                                    5.26      9.76     6.35       5.81

   Benchmark

     Lehman Brothers Intermediate
      U.S. Government/credit Index(2)                                                     5.66     11.59     7.08       6.70(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30, 2001)

   Portfolio Turnover                                       57%

   Number of Holdings                                       59

   Average Credit Quality(4)                               AAA

   Weighted Average Coupon                                6.47%

   Estimated Weighted Average Maturity                    4.37 Years

   Estimated Average Duration                             3.34 Years

   NAV
     (Class A, B, I)                     $10.09, $10.09, $9.90

   Distribution Rate(5)
     (Class A, B, I)                        4.17%, 3.61%, 4.65%

   SEC Yield(6)
     (Class A, B, I)                        4.20%, 3.62%, 4.66%

   [CHART OF PORTFOLIO ALLOCATION(7)(AS OF NOVEMBER 30,2001)]

U.S. Government Agencies                         60%
U.S. Treasury Bonds                              40%

   [CHART OF GROWTH OF $10,000 INVESTMENT(8)]

               WELLS FARGO LIMITED TERM             LEHMAN BROTHERS INTERMEDIATE      WELLS FARGO LIMITED TERM
               GOVERNMENT INCOME FUND - CLASS A     GOV'T/CREDIT INDEX                GOVERNMENT INCOME FUND - CLASS I
     10/93                              $ 9,550                           $10,000                              $10,000
     11/93                              $ 9,566                           $ 9,944                              $10,015
     12/93                              $ 9,596                           $ 9,990                              $10,047
      1/94                              $ 9,656                           $10,101                              $10,110
      2/94                              $ 9,598                           $ 9,951                              $10,050
      3/94                              $ 9,546                           $ 9,787                              $ 9,995
      4/94                              $ 9,513                           $ 9,721                              $ 9,960
      5/94                              $ 9,540                           $ 9,727                              $ 9,989
      6/94                              $ 9,549                           $ 9,728                              $ 9,997
      7/94                              $ 9,607                           $ 9,868                              $10,058
      8/94                              $ 9,603                           $ 9,899                              $10,055
      9/94                              $ 9,484                           $ 9,808                              $ 9,930
     10/94                              $ 9,478                           $ 9,807                              $ 9,924
     11/94                              $ 9,423                           $ 9,762                              $ 9,866
     12/94                              $ 9,460                           $ 9,797                              $ 9,905
      1/95                              $ 9,609                           $ 9,962                              $10,061
      2/95                              $ 9,784                           $10,169                              $10,244
      3/95                              $ 9,835                           $10,227                              $10,297
      4/95                              $ 9,919                           $10,353                              $10,385
      5/95                              $10,142                           $10,666                              $10,619
      6/95                              $10,202                           $10,738                              $10,681
      7/95                              $10,205                           $10,739                              $10,684
      8/95                              $10,273                           $10,837                              $10,756
      9/95                              $10,333                           $10,915                              $10,819
     10/95                              $10,434                           $11,037                              $10,924
     11/95                              $10,546                           $11,182                              $11,041
     12/95                              $10,659                           $11,299                              $11,160
      1/96                              $10,751                           $11,397                              $11,257
      2/96                              $10,659                           $11,263                              $11,160
      3/96                              $10,597                           $11,205                              $11,095
      4/96                              $10,556                           $11,165                              $11,052
      5/96                              $10,531                           $11,157                              $11,026
      6/96                              $10,630                           $11,275                              $11,130
      7/96                              $10,658                           $11,309                              $11,159
      8/96                              $10,657                           $11,318                              $11,158
      9/96                              $10,802                           $11,475                              $11,301
     10/96                              $10,938                           $11,678                              $11,445
     11/96                              $11,092                           $11,832                              $11,609
     12/96                              $11,044                           $11,756                              $11,557
      1/97                              $11,114                           $11,802                              $11,631
      2/97                              $11,154                           $11,825                              $11,672
      3/97                              $11,080                           $11,743                              $11,593
      4/97                              $11,207                           $11,881                              $11,740
      5/97                              $11,280                           $11,980                              $11,818
      6/97                              $11,372                           $12,089                              $11,915
      7/97                              $11,583                           $12,335                              $12,128
      8/97                              $11,528                           $12,273                              $12,068
      9/97                              $11,644                           $12,416                              $12,192
     10/97                              $11,766                           $12,553                              $12,322
     11/97                              $11,786                           $12,581                              $12,344
     12/97                              $11,880                           $12,682                              $12,444
      1/98                              $12,041                           $12,848                              $12,619
      2/98                              $12,016                           $12,838                              $12,592
      3/98                              $12,043                           $12,879                              $12,619
      4/98                              $12,095                           $12,944                              $12,675
      5/98                              $12,186                           $13,038                              $12,771
      6/98                              $12,228                           $13,122                              $12,815
      7/98                              $12,281                           $13,168                              $12,871
      8/98                              $12,498                           $13,375                              $13,103
      9/98                              $12,816                           $13,711                              $13,442
     10/98                              $12,779                           $13,697                              $13,402
     11/98                              $12,748                           $13,696                              $13,368
     12/98                              $12,783                           $13,751                              $13,405
      1/99                              $12,855                           $13,827                              $13,481
      2/99                              $12,632                           $13,624                              $13,241
      3/99                              $12,718                           $13,725                              $13,333
      4/99                              $12,757                           $13,768                              $13,374
      5/99                              $12,632                           $13,662                              $13,254
      6/99                              $12,641                           $13,671                              $13,248
      7/99                              $12,606                           $13,659                              $13,225
      8/99                              $12,599                           $13,669                              $13,217
      9/99                              $12,749                           $13,797                              $13,363
     10/99                              $12,776                           $13,833                              $13,394
     11/99                              $12,782                           $13,850                              $13,416
     12/99                              $12,748                           $13,805                              $13,382
      1/00                              $12,674                           $13,754                              $13,305
      2/00                              $12,774                           $13,867                              $13,413
      3/00                              $12,889                           $14,012                              $13,539
      4/00                              $12,896                           $13,980                              $13,548
      5/00                              $12,904                           $14,002                              $13,558
      6/00                              $13,088                           $14,249                              $13,758
      7/00                              $13,168                           $14,357                              $13,846
      8/00                              $13,317                           $14,527                              $14,006
      9/00                              $13,423                           $14,659                              $14,122
     10/00                              $13,490                           $14,726                              $14,196
     11/00                              $13,669                           $14,927                              $14,390
     12/00                              $13,893                           $15,201                              $14,632
      1/01                              $14,060                           $15,451                              $14,798
      2/01                              $14,154                           $15,596                              $14,901
      3/01                              $14,237                           $15,716                              $14,992
      4/01                              $14,189                           $15,675                              $14,944
      5/01                              $14,243                           $15,763                              $15,004
      6/01                              $14,273                           $15,821                              $15,054
      7/01                              $14,537                           $16,150                              $15,323
      8/01                              $14,654                           $16,312                              $15,452
      9/01                              $14,930                           $16,550                              $15,751
     10/01                              $15,162                           $16,825                              $16,003
     11/01                              $14,964                           $16,656                              $15,793

----------
   (2) The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to ten-year range. You cannot invest directly in an index.
   (3) The published return closest to the Fund's inception date of October 27, 1993.
   (4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
   (5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
   (6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
   (7) Portfolio holdings are subject to change.
   (8) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers Intermediate U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

STABLE INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing low volatility total return.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Galliard Capital Management, Inc.

FUND MANAGER
   John Huber

INCEPTION DATE
   11/11/94

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.20%(1) for the six-month period that ended November 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Short Treasury 9-12 Months Index(2), which returned 2.93% during the period. The Fund's Class A shares distributed $0.21 per share in dividend income and no capital gains during the period.
     In a period of rapidly declining short-term interest rates, the Fund's interest-rate sensitivity primarily determined portfolio performance. The Fund's declining yield paralleled a sharp drop in interest rates, which negatively impacted its return. During the period, rates on two-year notes fell by 1.35% and rates on five-year notes dropped by 0.85%. In addition, our diversified position in Enron securities partly soured when the company filed for bankruptcy protection. Fortunately, we sold approximately half of our Enron position during Enron's merger discussions with Dynergy. Our remaining position translated into a 0.50% underperformance for the Fund. However, we are maintaining a position in Enron because we believe that the securities do not fully reflect their potential liquidation value.
     We purchased several holdings to enhance the Fund's yield and positioning, including $181 million in corporate, mortgage-backed and other asset-backed securities. These securities performed well, contributing to the Fund's positive return.

STRATEGIC OUTLOOK

     We plan to emphasize yield, as credit spreads among various bond sectors remain historically wide. We also believe that short-term interest rates are approaching their cyclical lows, and expect the yield curve (a measure of the relationship between yields and maturity dates for a set of similar securities) to flatten if the economic environment improves. We believe the Fund may be well positioned to capitalize on this outlook, with our current sector and asset allocation expected to drive Fund performance during the upcoming months.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 1.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
(2) The Fund changed its benchmark from the Merrill Lynch Treasury Bill One-Year Index to the Lehman Brothers Short Treasury 9-12 Months Index. Merrill Lynch no longer calculates/publishes the Treasury Bill One-Year Index because the Department of Treasury eliminated the 52-week Treasury bill. The Lehman Brothers Short Treasury 9-12 Months Index is an unmanaged index of short-term U.S. Treasuries maturing in 9 to 12 months, including bills, notes and bonds. U.S. Treasuries are backed by the full faith and credit of the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund invests in a wide range of securities, including those that are not reflected in the Lehman Brothers Short Treasury 9-12 Months Index or backed by the full faith and credit of the U.S. Government. You cannot invest directly in an index.

   AVERAGE ANNUAL TOTAL RETURN(1)(%)(AS OF NOVEMBER 30, 2001)

                                                        INCLUDING SALES CHARGE                EXCLUDING SALES CHARGE
                                               --------------------------------------   ---------------------------------------
                                                                              SINCE                                    SINCE
                                               6-MONTH*   1-YEAR   5-YEAR   INCEPTION   6-MONTH*    1-YEAR    5-YEAR  INCEPTION
   Wells Fargo Stable Income Fund-- Class A      0.67      4.77     5.32       5.73       2.20       6.37      5.64      5.95

   Wells Fargo Stable Income Fund-- Class B      0.33      4.01     4.85       5.15       1.83       5.51      4.85      5.15

   Wells Fargo Stable Income Fund --
     Institutional Class                                                                  2.31       6.61      5.73      6.02

   Benchmark

     Lehman Brothers Short Treasury 9-12
      Months Index(2)                                                                     2.93       7.32      6.00      6.15(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS (AS OF NOVEMBER 30, 2001)

   Portfolio Turnover                                         19%

   Number of Holdings                                        161

   Average Credit Quality(4)                                 AA1

   Weighted Average Coupon                                  4.31%

   Estimated Weighted Average Maturity                      2.29 Years

   Estimated Average Duration                               0.63 Years

   NAV (Class A, B, I)                    $10.38, $10.37, $10.38

   Distribution Rate(5) Class A, B, I)        3.47%, 2.74%, 3.77%

   SEC Yield(6) (Class A, B, I)               3.24%, 2.55%, 3.57%

   [CHART OF PORTFOLIO ALLOCATION(7)(AS OF NOVEMBER 30,2001)]

Collateralized Mortgage Securities               26%
Corporate Bonds                                  23%
Asset-Backed Securities                          22%
Cash Equivalents                                 12%
U.S. Treasury Bonds                               7%
U.S. Government Agencies                          7%
Municipal Bonds                                   3%

   [CHART OF GROWTH OF $10,000 INVESTMENT(8)]

                  WELLS FARGO STABLE      LEHMAN BROTHERS SHORT        WELLS FARGO STABLE
                  INCOME FUND - CLASS A   TREASURY 9-12 MONTHS INDEX   INCOME FUND - CLASS I
         11/94            $ 9,850                      $10,000                 $10,000
         11/94            $ 9,880                      $10,003                 $10,030
         12/94            $ 9,919                      $10,038                 $10,070
          1/95            $ 9,968                      $10,134                 $10,120
          2/95            $10,047                      $10,218                 $10,200
          3/95            $10,126                      $10,278                 $10,280
          4/95            $10,185                      $10,346                 $10,340
          5/95            $10,293                      $10,434                 $10,450
          6/95            $10,352                      $10,494                 $10,510
          7/95            $10,392                      $10,548                 $10,550
          8/95            $10,451                      $10,599                 $10,610
          9/95            $10,500                      $10,647                 $10,660
         10/95            $10,559                      $10,709                 $10,720
         11/95            $10,638                      $10,770                 $10,800
         12/95            $10,706                      $10,835                 $10,869
          1/96            $10,778                      $10,904                 $10,942
          2/96            $10,778                      $10,923                 $10,942
          3/96            $10,809                      $10,959                 $10,974
          4/96            $10,836                      $10,999                 $11,001
          5/96            $10,872                      $11,043                 $11,038
          6/96            $10,934                      $11,104                 $11,101
          7/96            $10,991                      $11,149                 $11,159
          8/96            $11,030                      $11,205                 $11,198
          9/96            $11,112                      $11,278                 $11,281
         10/96            $11,196                      $11,360                 $11,366
         11/96            $11,258                      $11,419                 $11,430
         12/96            $11,290                      $11,460                 $11,462
          1/97            $11,334                      $11,532                 $11,506
          2/97            $11,374                      $11,553                 $11,547
          3/97            $11,392                      $11,591                 $11,566
          4/97            $11,491                      $11,633                 $11,666
          5/97            $11,551                      $11,680                 $11,727
          6/97            $11,614                      $11,744                 $11,791
          7/97            $11,740                      $11,792                 $11,919
          8/97            $11,748                      $11,851                 $11,927
          9/97            $11,839                      $11,928                 $12,019
         10/97            $11,925                      $12,015                 $12,107
         11/97            $11,954                      $12,077                 $12,124
         12/97            $12,020                      $12,121                 $12,203
          1/98            $12,108                      $12,179                 $12,293
          2/98            $12,150                      $12,225                 $12,335
          3/98            $12,187                      $12,257                 $12,373
          4/98            $12,244                      $12,332                 $12,431
          5/98            $12,288                      $12,406                 $12,463
          6/98            $12,344                      $12,477                 $12,533
          7/98            $12,406                      $12,560                 $12,595
          8/98            $12,508                      $12,604                 $12,699
          9/98            $12,613                      $12,676                 $12,805
         10/98            $12,645                      $12,746                 $12,838
         11/98            $12,667                      $12,790                 $12,860
         12/98            $12,725                      $12,858                 $12,907
          1/99            $12,750                      $12,943                 $12,944
          2/99            $12,749                      $12,979                 $12,944
          3/99            $12,823                      $13,042                 $13,019
          4/99            $12,871                      $13,104                 $13,068
          5/99            $12,870                      $13,164                 $13,079
          6/99            $12,911                      $13,228                 $13,109
          7/99            $12,956                      $13,291                 $13,154
          8/99            $12,986                      $13,388                 $13,184
          9/99            $13,058                      $13,498                 $13,257
         10/99            $13,080                      $13,568                 $13,279
         11/99            $13,106                      $13,586                 $13,307
         12/99            $13,161                      $13,640                 $13,367
          1/00            $13,154                      $13,688                 $13,375
          2/00            $13,226                      $13,758                 $13,437
          3/00            $13,294                      $13,825                 $13,510
          4/00            $13,346                      $13,893                 $13,565
          5/00            $13,421                      $13,954                 $13,644
          6/00            $13,543                      $14,060                 $13,772
          7/00            $13,592                      $14,136                 $13,838
          8/00            $13,677                      $14,181                 $13,914
          9/00            $13,768                      $14,265                 $14,009
         10/00            $13,835                      $14,330                 $14,080
         11/00            $13,925                      $14,425                 $14,174
         12/00            $14,059                      $14,561                 $14,314
          1/01            $14,189                      $14,721                 $14,463
          2/01            $14,292                      $14,784                 $14,557
          3/01            $14,385                      $14,886                 $14,654
          4/01            $14,414                      $14,955                 $14,701
          5/01            $14,492                      $15,040                 $14,770
          6/01            $14,543                      $15,083                 $14,812
          7/01            $14,652                      $15,178                 $14,940
          8/01            $14,722                      $15,221                 $15,000
          9/01            $14,810                      $15,361                 $15,106
         10/01            $14,868                      $15,452                 $15,154
         11/01            $14,811                      $15,478                 $15,099

----------
(3) The published return closest to the Fund's inception date of November 11, 1994.
(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7) The Fund invests exclusively in Wells Fargo Core Portfolios. This chart represents the portfolio allocations of the core portfolios in which it invests. Portfolio holdings are subject to change. See notes to the Financial Statements for a discussion of the core portfolios.
(8) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers Short Treasury 9-12 Months Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%.

INCOME FUNDS            PORTFOLIO OF INVESTMENTS-- NOVEMBER 30, 2001 (UNAUDITED)

  CORPORATE BOND FUND

SHARES     SECURITY NAME                                                                                       VALUE

COMMON STOCK - 0.01%

MISCELLANEOUS RETAIL - 0.01%
    2,996  National Vision Incorporated**                                                                     $    2,397

Total Common Stock (Cost $0)                                                                                       2,397
                                                                                                              ----------

Principal                                                                        INTEREST RATE  MATURITY DATE

CORPORATE BONDS & NOTES - 87.95%

AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.41%
$  85,000  Pilgrim's Pride Corporation                                                 9.63%       9/15/11        91,587
                                                                                                              ----------

AMUSEMENT & RECREATION SERVICES - 0.62%
   80,000  Herbst Gaming Incorporated+                                                10.75         9/1/08        83,200
   55,000  Intrawest Corporation                                                      10.50         2/1/10        55,687

                                                                                                                 138,887
                                                                                                              ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.46%
   10,000  D.r. Horton Incorporated                                                   10.00        4/15/06        10,350
   90,000  Kb Home                                                                     9.50        2/15/11        93,150

                                                                                                                 103,500
                                                                                                              ----------

BUSINESS SERVICES - 1.85%
  225,000  Cendant Corporation+                                                        6.88        8/15/06       214,997
   10,000  Hanover Equipment Trust+                                                    8.50         9/1/08        10,525
  150,000  Oracle Corporation                                                          6.72        2/15/04       159,230
   30,000  Sesi LLC                                                                    8.88        5/15/11        28,650

                                                                                                                 413,402
                                                                                                              ----------

CHEMICALS & ALLIED PRODUCTS - 10.31%
  500,000  Abbott Laboratories                                                         5.63         7/1/06       519,947
  500,000  Bristol-myers Squibb                                                        4.75        10/1/06       502,390
   55,000  Dow Chemical Company                                                        6.13         2/1/11        56,301
   60,000  Dow Chemical Company                                                        7.38        11/1/29        66,547
   85,000  E I du Pont de Nemours                                                      6.88       10/15/09        92,722
   25,000  Equistar Chemical                                                          10.13         9/1/08        25,500
   85,000  IMC Global Incorporated+                                                   11.25         6/1/11        90,950
   30,000  Macdermid Incorporated                                                      9.13        7/15/11        31,050
  250,000  Merck & COMPANY INCORPORATED                                                5.25         7/1/06       256,550
  300,000  Merck & COMPANY INCORPORATED                                                6.40         3/1/28       304,575
   70,000  Millennium America Incorporation                                            9.25        6/15/08        72,450
  250,000  Pfizer Incorporated                                                         5.63         2/1/06       259,475
   25,000  Vicar Operating Incorporated                                                9.88        12/1/09        25,562

                                                                                                               2,304,019
                                                                                                              ----------

COMMUNICATIONS - 7.63%
   55,000  American Tower Corporation                                                  9.38         2/1/09        46,750
  140,000  At&T WIRELESS SERVICES INCORPORATED                                         7.88         3/1/11       149,667
   75,000  British Telecommunications PLC                                              7.63       12/15/05        81,186
   50,000  Charter Communications Holdings LLC                                         8.63         4/1/09        48,750

                                       18

PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE  VALUE

$ 195,000  Citizens Communications Company                                             9.25%       5/15/11    $  218,445
  150,000  Clear Channel Communications Incorporated                                   7.65        9/15/10       155,955
  150,000  Comcast Cable Communication                                                 6.20       11/15/08       150,358
   45,000  Crown Castle International Corporation                                     10.75         8/1/11        46,012
  100,000  CSC Holdings Incorporated                                                  10.50        5/15/16       109,625
   10,000  Global Crossing Holdings Limited                                            9.63        5/15/08         1,300
   40,000  Mcleod USA Incorporated                                                     9.25        7/15/07         5,600
   30,000  Mediacom LLC                                                                9.50        1/15/13        31,725
   70,000  Nextel Communications                                                       9.38       11/15/09        57,925
   50,000  Rogers Cantel Incorporated                                                  8.80        10/1/07        48,125
   30,000  Sinclair Broadcast Group                                                    8.75       12/15/11        30,300
   75,000  Sprint Capital Corporation                                                  6.13       11/15/08        72,903
  150,000  Tele-communications Incorporated                                            9.80         2/1/12       181,265
  110,000  Telus Corporation                                                           7.50         6/1/07       115,839
   30,000  Voicestream Wireless Corporation                                           10.38       11/15/09        33,975
   55,000  Worldcom Incorporated                                                       6.50        5/15/04        56,796
   60,000  Worldcom Incorporated                                                       8.25        5/15/31        61,537

                                                                                                               1,704,038
                                                                                                              ----------

DEPOSITORY INSTITUTIONS - 6.03%
  300,000  Citicorp Capital II                                                         8.02        2/15/27       317,784
  250,000  Fleet Boston Corporation                                                    7.38        12/1/09       270,063
  250,000  HSBC USA                                                                    6.63         3/1/09       258,202
  200,000  NationsBank Corporation                                                     7.80        9/15/16       224,386
  150,000  Popular North America                                                       6.63        1/15/04       155,998
  115,000  Washington Mutual Finance                                                   6.25        5/15/06       119,617

                                                                                                               1,346,050
                                                                                                              ----------

EATING & DRINKING PLACES - 0.07%
   15,000  Tricon Global Restaurant                                                    8.88        4/15/11        16,125
                                                                                                              ----------

ELECTRIC, GAS & SANITARY SERVICES - 7.94%
   90,000  AES Corporation                                                             8.88        2/15/11        87,525
   75,000  Allied Waste North America Series B                                         8.88         4/1/08        77,063
  100,000  American Electric Power Company                                             6.13        5/15/06       100,971
   80,000  BRL Universal Equipment                                                     8.88        2/15/08        84,000
  230,000  Dominion Resources Incorporated                                             8.13        6/15/10       257,150
  160,000  Duke Energy Field Services                                                  7.88        8/16/10       169,957
   85,000  El Paso Energy Partners                                                     8.50         6/1/11        89,250
  300,000  Enserch Corporation                                                         6.56         7/1/05       310,288
  100,000  Progress Energy Incorporated                                                7.10         3/1/11       105,849
  150,000  Republic Services Incorporated                                              7.13        5/15/09       157,043
    5,000  Triton Energy Limited                                                       8.88        10/1/07         5,475
  100,000  Waste Management Incorporated                                               7.38         8/1/10       104,030
  215,000  XCEL Energy Incorporated                                                    7.00        12/1/10       224,735

                                                                                                               1,773,336
                                                                                                              ----------

                                       19

PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE  VALUE


ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 4.26%
$  10,000  Amkor Technology Incorporated                                               9.25%       2/15/08      $  9,500
   90,000  Calpine Corporation                                                         8.63        8/15/10        90,221
   60,000  Fairchild Semiconductor                                                    10.50         2/1/09        64,200
  300,000  General Electric Capital Corporation                                        8.70        2/15/03       320,676
  250,000  General Electric Capital Corporation                                        6.80        11/1/05       270,041
  180,000  TXU Corporation                                                             6.38        6/15/06       183,509
   30,000  Williams Communications Group Incorporated                                 11.70         8/1/08        13,800

                                                                                                                 951,947
                                                                                                              ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.80%
  150,000  Lockheed Martin Corporation                                                 8.50        12/1/29       178,958
                                                                                                              ----------

FOOD & KINDRED PRODUCTS - 5.30%
  250,000  Anheuser Busch Companies                                                    9.00        12/1/09       306,079
   10,000  Canandaigua Brands                                                          8.63         8/1/06        10,400
  125,000  Kellogg Company                                                             6.60         4/1/11       130,441
  300,000  Kraft Foods Incorporated                                                    4.63        11/1/06       296,806
  135,000  Land O Lakes Incorporated+                                                  8.75       11/15/11       134,325
  300,000  Sara Lee Corporation                                                        6.25        9/15/11       307,126

                                                                                                               1,185,177
                                                                                                              ----------

FOOD STORES - 1.86%
  125,000  Albertson's Incorporated                                                    7.50        2/15/11       134,898
  200,000  Marsh Supermarket Incorporated Series B                                     8.88         8/1/07       202,250
   80,000  Winn-Dixie Stores Incorporated                                              8.88         4/1/08        79,200

                                                                                                                 416,348
                                                                                                              ----------

FORESTRY - 0.16%
   35,000  Tembec Industries                                                           8.63        6/30/09        36,575
                                                                                                              ----------

GENERAL MERCHANDISE STORES - 1.47%
  100,000  Dayton Hudson Corporation                                                   7.25         9/1/04       110,049
  200,000  Wal-Mart Stores Incorporated                                                6.88        8/10/09       219,014

                                                                                                                 329,063
                                                                                                              ----------

HEALTH SERVICES - 0.46%
   15,000  HCA - The Healthcare Company                                                8.75         9/1/10        16,650
   80,000  Tenet Healthcare Corporation Series B                                       8.13        12/1/08        86,400

                                                                                                                 103,050
                                                                                                              ----------

HOLDING & OTHER INVESTMENT OFFICES - 1.80%
  300,000  ERP Operating LP                                                            6.63        4/13/05       309,306
   90,000  iStar Financial Incorporated                                                8.75        8/15/08        92,780

                                                                                                                 402,086
                                                                                                              ----------

                                       20

PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE  VALUE


HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.61%
$  10,000  Park Place Entertainment Corporation                                        9.38%       2/15/07     $  10,600
   75,000  Park Place Entertainment Corporation                                        8.13        5/15/11        74,625
   50,000  Station Casinos                                                             9.88         7/1/10        51,250

                                                                                                                 136,475
                                                                                                              ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.80%
   30,000  AES Drax Energy Limited                                                    11.50        8/30/10        29,138
   50,000  Agco Corporation                                                            9.50         5/1/08        52,750
   85,000  Briggs & STRATTON CORPORATION                                               8.88        3/15/11        89,888
  125,000  Caterpillar Financial Services                                              5.95         5/1/06       128,840
  250,000  Dell Computer Corporation                                                   7.10        4/15/28       239,978
  175,000  Hewlett-packard Company                                                     7.15        6/15/05       186,374
  100,000  IBM Corporation                                                             8.38        11/1/19       120,883

                                                                                                                 847,851
                                                                                                              ----------

INSURANCE CARRIERS - 2.58%
  250,000  Allstate Corporation                                                        7.20        12/1/09       269,792
  250,000  AMBAC Incorporated                                                          9.38         8/1/11       305,188

                                                                                                                 574,980
                                                                                                              ----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
   10,000  Louisiana Pacific Corporation                                              10.88       11/15/08        10,100
                                                                                                              ----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.26%
   55,000  Raytheon Company                                                            6.75        8/15/07        57,639
                                                                                                              ----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.26%
   55,000  Compass Minerals Group+                                                    10.00        8/15/11        58,163
                                                                                                              ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
   50,000  Steinway Musical Instruments                                                8.75        4/15/11        49,500
                                                                                                              ----------

MISCELLANEOUS RETAIL - 0.05%
   10,000  Amerigas Partners LP+                                                       8.88        5/20/11        10,400
                                                                                                              ----------

MOTION PICTURES - 1.08%
  100,000  Time Warner Incorporated                                                    7.97        8/15/04       109,435
  125,000  Walt Disney Company                                                         6.75        3/30/06       131,328

                                                                                                                 240,763
                                                                                                              ----------

NONDEPOSITORY CREDIT INSTITUTIONS - 8.86%
  150,000  CIT Group Incorporated                                                      7.63        8/16/05       162,763
  300,000  Countrywide Credit Industries Incorporated                                  6.25        4/15/09       301,430
  350,000  Ford Motor Credit Corporation                                               7.38         2/1/11       355,904
  100,000  General Motors Acceptance Corporation                                       6.13        1/22/08        98,807
  200,000  Guaranteed Mortgage Acceptance Corporation                                  7.75        1/19/10       210,055
  110,000  Heller Financial Incorporation                                              6.38        3/15/06       117,189
  300,000  Household Finance Corporation                                               8.00        7/15/10       334,830
  100,000  International Lease Finance Corporation                                     5.75       10/15/06       100,633

                                       21

PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE  VALUE

$ 115,000  Qwest Capital Funding                                                       7.90%       8/15/10    $  120,072
  100,000  Sears Discover Credit Corporation                                           9.14        3/13/12       115,173
   60,000  Tembec Finance Corporation                                                  9.88        9/30/05        62,700

                                                                                                               1,979,556
                                                                                                              ----------

OIL & GAS EXTRACTION - 1.98%
  150,000  Canadian Occidental Petroleum                                               7.13         2/4/04       158,221
  110,000  Chesapeake Energy Corporation                                               8.13         4/1/11       108,350
   70,000  Key Energy Services Incorporated                                            8.38         3/1/08        70,876
   25,000  Ocean Energy Incorporated                                                   8.88        7/15/07        26,188
   25,000  Pioneer Natural Resource Company                                            9.63         4/1/10        27,581
   25,000  Snyder Oil Corporation                                                      8.75        6/15/07        26,281
   25,000  Vintage Petroleum Incorporated                                              9.00       12/15/05        25,750

                                                                                                                 443,247
                                                                                                              ----------

PAPER & ALLIED PRODUCTS - 0.33%
   25,000  Norske Skog+                                                                8.63        6/15/11        26,313
   15,000  Plastipak Holdings Incorporated+                                           10.75         9/1/11        16,050
   30,000  Potlatch Corporation+                                                      10.00        7/15/11        31,800

                                                                                                                  74,163
                                                                                                              ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.61%
  300,000  Amoco Company                                                               6.50         8/1/07       315,162
  185,000  Atlantic Richfield Company                                                  5.90        4/15/09       188,650
   20,000  Lyondell Chemical Company                                                   9.88         5/1/07        20,400
   55,000  Pennzoil-Quaker State+                                                     10.00        11/1/08        58,025

                                                                                                                 582,237
                                                                                                              ----------

PIPELINES, EXCEPT NATURAL GAS - 1.03%
  225,000  Kinder Morgan Energy                                                        6.75        3/15/11       230,202
                                                                                                              ----------

PRIMARY METAL INDUSTRIES - 0.39%
   20,000  AK Steel Corporation                                                        9.13       12/15/06        20,800
   65,000  Century Aluminum Company                                                   11.75        4/15/08        67,275

                                                                                                                  88,075
                                                                                                              ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.22%
   30,000  American Greetings Corporation+                                            11.75        7/15/08        30,150
   10,000  Garden State Newspapers                                                     8.75        10/1/09         9,800
   10,000  Hollinger International Publishing                                          9.25        3/15/07         9,850
  200,000  News America Incorporated                                                   6.70        5/21/04       206,967
   15,000  Primedia Incorporated                                                       8.88        5/15/11        13,200
  200,000  Viacom Incorporated                                                         7.88        7/30/30       225,798

                                                                                                                 495,765
                                                                                                              ----------

RAILROAD TRANSPORTATION - 0.34%
   70,000  Kansas City Southern                                                        9.50        10/1/08        75,600
                                                                                                              ----------

                                       22

PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE  VALUE

REAL ESTATE - 0.72%
$ 150,000  EOP Operating LP                                                            7.75%      11/15/07    $  161,013
                                                                                                              ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.74%
  100,000  Citigroup Incorporated                                                      7.25        10/1/10       108,680
  300,000  Goldman Sachs Group Incorporated                                            6.65        5/15/09       310,739
  100,000  JP Morgan & Company Incorporated                                            7.63        9/15/04       109,297
  130,000  Lehman Brothers Holding Incorporated                                        7.75        1/15/05       140,567
  200,000  Merrill Lynch & Company Incorporated                                        6.88       11/15/18       204,809
  165,000  Morgan Stanley Group Incorporated                                           8.00        6/15/10       184,337

                                                                                                               1,058,429
                                                                                                              ----------

TRANSPORTATION EQUIPMENT - 1.88%
  115,000  Boeing Capital Corporation                                                  6.10         3/1/11       113,671
   25,000  Dana Corporation+                                                           9.00        8/15/11        24,481
  200,000  Honeywell International Incorporated                                        7.50         3/1/10       219,320
   65,000  Sequa Corporation                                                           8.88         4/1/08        63,375

                                                                                                                 420,847
                                                                                                              ----------

WATER TRANSPORTATION - 0.26%
   20,000  Teekay Shipping Corporation+                                                8.88        7/15/11        20,750
   35,000  Teekay Shipping Corporation                                                 8.88        7/15/11        36,313

                                                                                                                  57,063
                                                                                                              ----------

WHOLESALE TRADE-DURABLE GOODS - 1.04%
   85,000  Georgia Pacific Corporation                                                 7.50        5/15/06        86,526
   25,000  Omnicare Incorporation                                                      8.13        3/15/11        26,438
   55,000  Owens & Minor Incorporated Holding Company+                                 8.50        7/15/11        58,025
   60,000  Russel Metals Incorporated                                                 10.00         6/1/09        60,600

                                                                                                                 231,589
                                                                                                              ----------

WHOLESALE TRADE-NONDURABLE GOODS - 1.21%
   10,000  Airgas Incorporated                                                         9.13        10/1/11        10,700
   25,000  Amerisource Bergen Corporation+                                             8.13         9/1/08        26,656
  110,000  Flemings Companies Incorporated                                            10.13         4/1/08       115,225
  115,000  Safeway Incorporated                                                        6.50         3/1/11       118,386

                                                                                                                 270,967
                                                                                                              ----------

TOTAL CORPORATE BONDS & NOTES (COST $19,045,439)                                                              19,648,772
                                                                                                              ----------

FOREIGN BONDS - 0.52% (a)
   30,000  Air Canada (Canadian Dollar)                                               10.25        3/15/11        13,968
    5,000  Colt Telecom (Euro)                                                         7.63       12/15/09         3,447
    5,000  Energis PLC (Euro)                                                          9.13        3/15/10         5,562
   50,000  Flextronics International Limited (Euro)                                    9.75         7/1/10        46,785
   40,000  Huntsman International (Euro)                                              10.13         7/1/09        31,160

                                       23

PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE  VALUE

$  20,000  KPN Qwest BV (Euro)                                                         7.13%        6/1/09     $  11,640
   15,000  NTL Communications Corporation (Euro)                                       9.88       11/15/09         4,701

                                                                                                                 117,263
                                                                                                             -----------

Total Foreign Bonds (Cost $156,388)                                                                              117,263
                                                                                                             -----------

US GOVERNMENT AGENCY SECURITIES - 8.63%

US TREASURY BONDS - 8.63%
  500,000  US Treasury Bonds                                                           2.75       10/31/03       500,000
  500,000  US Treasury Bonds                                                           4.63        5/15/06       512,949
  400,000  US Treasury Bonds                                                           4.97        8/15/11       407,750
  500,000  US Treasury Bonds                                                           5.38        2/15/31       507,969

                                                                                                               1,928,668
                                                                                                             -----------

Total US Government Agency Securities (Cost $1,976,825)                                                        1,928,668
                                                                                                             -----------

SHORT-TERM INVESTMENTS - 1.88%

REPURCHASE AGREEMENTS - 1.88%

  419,000  Goldman Sachs - 102% Collateralized by US
           Government Securities                                                       2.14        12/3/01       419,000

Total Short-term Investments (Cost $419,000)                                                                     419,000
                                                                                                             -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,597,652)*                                            98.99%                                        $22,116,100
Other Assets and Liabilities, Net                               1.01                                             225,475
                                                              ------                                         -----------
Total Net Assets                                              100.00%                                        $22,341,575
                                                              ------                                         -----------

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

**  NON-INCOME EARNING SECURITIES.

(a) FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION/DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $ 758,581
    Gross Unrealized Depreciation                                     (240,133)
                                                                     ---------
    Net Unrealized Appreciation                                      $ 518,448

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  DIVERSIFIED BOND FUND

FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                               VALUE

    N/A      Wells Fargo Managed Fixed Income Portfolio                                                   $156,218,097
    N/A      Wells Fargo Strategic Value Bond Portfolio                                                     52,186,942
    N/A      Wells Fargo Tactical Maturity Bond Portfolio                                                  103,505,409

Total Investments In Core Portfolios (100.08%) (Cost $309,209,710)                                         311,910,448
                                                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $304,209,710)*                                                100.08%                               $311,910,448
Other Assets and Liabilities, Net                                    (0.08)                                   (246,400)
                                                                    ------                                ------------
Total Net Assets                                                    100.00%                               $311,664,048
                                                                    ------                                ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUND

PRINCIPAL  SECURITY NAME                                                                      INTEREST   MATURITY     VALUE
                                                                                                RATE       DATE
CORPORATE BONDS & NOTES - 45.38%

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.36%
$2,000,000  Hertz Corporation                                                                   7.00%     7/1/04   $ 2,082,170
                                                                                                                   -----------
BUSINESS SERVICES - 1.95%
 5,000,000  First Data Corporation                                                              6.38    12/15/07     5,300,285
 5,768,000  Oracle Corporation                                                                  6.72     2/15/04     6,122,917

                                                                                                                    11,423,202
                                                                                                                   -----------
CHEMICALS & ALLIED PRODUCTS - 2.01%
 4,000,000  Bristol-Myers Squibb                                                                4.75     10/1/06     4,019,116
 1,000,000  Dow Capital BV                                                                      7.13     1/15/03     1,046,991
 6,600,000  Merck & Corporation Incorporated                                                    6.40      3/1/28     6,700,643

                                                                                                                    11,766,750
                                                                                                                   -----------
COMMUNICATIONS - 4.65%
 1,000,000  AT&T Corporation                                                                    6.75      4/1/04     1,037,029
 5,000,000  Comcast Cable Communication                                                         6.38     1/30/06     5,148,185
 4,000,000  CSC Holdings Incorporated                                                           7.63     7/15/18     3,790,760
 1,000,000  GTE California Incorporated                                                         5.50     1/15/09       976,190
 3,100,000  Koninklijke KPN NV                                                                  8.00    10/01/10     3,051,904
 4,500,000  LCI International Incorporated (Qwest)                                              7.25     6/15/07     4,639,347
 1,000,000  Pacific Bell                                                                        7.00     7/15/04     1,065,304
 2,000,000  Qwest Communications International Incorporated                                     7.50    11/01/08     2,061,341
 4,250,000  TELUS Corporation                                                                   7.50      6/1/07     4,475,607
 1,000,000  US West Communications                                                              5.63    11/15/08       930,803

                                                                                                                    27,176,470
                                                                                                                   -----------
DEPOSITORY INSTITUTIONS - 4.39%
 2,000,000  Bank of America Corporation                                                         7.13      5/1/06     2,150,364
 3,500,000  Bank United                                                                         8.00     3/15/09     3,777,865
 3,800,000  Capital One Bank                                                                    6.50     7/30/04     3,859,086
 1,000,000  Chase Manhattan Corporation                                                         8.13     6/15/02     1,030,632
 1,000,000  Chase Manhattan Corporation                                                         6.38     2/15/08     1,041,656
 1,000,000  Citicorp Incorporated                                                               7.13      6/1/03     1,057,830
 1,000,000  Commercial Credit Company                                                           6.88      5/1/02     1,018,111
 1,000,000  First Tennessee Bank                                                                5.75     12/1/08       977,190
 1,000,000  First Union Corporation                                                             7.05      8/1/05     1,074,252
   194,000  Golden State Holdings                                                               7.13      8/1/05       195,258
 1,000,000  NationsBank Corporation                                                             7.63     4/15/05     1,086,210
 2,500,000  Society Corporation                                                                 8.13     6/15/02     2,568,938
 1,000,000  Society National Bank                                                               7.25      6/1/05     1,071,211
 4,550,000  Washington Mutual Finance                                                           6.25     5/15/06     4,732,660

                                                                                                                    25,641,263
                                                                                                                   -----------
EDUCATIONAL SERVICES - 0.33%
 1,819,000  Massachusetts Institute of Technology                                               7.25     11/2/96     1,924,871
                                                                                                                   -----------

                                       26

PRINCIPAL  SECURITY NAME                                                                      INTEREST   MATURITY     VALUE
                                                                                                RATE       DATE
ELECTRIC, GAS & SANITARY SERVICES - 4.13%
$1,300,000  American Electric Power Company                                                     6.13%    5/15/06   $ 1,312,627
   387,000  Calenergy Company Incorporated                                                      7.23     9/15/05       408,149
 3,000,000  Calpine Canada Energy Finance                                                       8.50      5/1/08     2,986,428
 3,000,000  Carolina Power & Light Company                                                      6.65      4/1/08     3,096,147
 1,000,000  Consolidated Edison                                                                 6.38      4/1/03     1,035,894
 4,500,000  El Paso Corporation                                                                 6.95    12/15/07     4,550,931
 1,000,000  Monogahela Power                                                                    7.36     1/15/10     1,024,075
   147,000  Niagara Mohawk Power                                                                7.38      7/1/03       153,569
 1,675,000  NRG Energy Incorporated                                                             6.75     7/15/06     1,677,112
 3,000,000  NRG Energy Incorporated                                                             7.75      4/1/11     3,009,435
 1,000,000  Philadelphia Electric                                                               6.63      3/1/03     1,036,893
 1,000,000  Public Service Electric & Gas Company                                               6.50      5/1/04     1,045,174
 1,000,000  Rochester Gas & Electric                                                            6.38     7/30/03     1,034,647
 1,000,000  SCANA Corporation                                                                   6.25      7/8/03     1,036,240
   725,000  Texas Utilities Company                                                             6.20     10/1/02       745,665

                                                                                                                    24,152,986
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.87%
 6,000,000  General Electric Capital Corporation                                                6.50    12/10/07     6,456,966
 4,400,000  TXU Corporation                                                                     6.38     6/15/06     4,485,774

                                                                                                                    10,942,740
                                                                                                                   -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.87%
 4,500,000  Lockheed Martin Corporation                                                         8.20     12/1/09     5,106,911
                                                                                                                   -----------

FINANCIAL - 0.93%
 5,000,000  Fleet Boston Financial                                                              7.25     9/15/05     5,422,015
                                                                                                                   -----------

FOOD & KINDRED PRODUCTS - 2.32%
 4,550,000  Archer Daniels Midland Company                                                      7.00      2/1/31     4,769,902
 6,000,000  Kraft Foods Incorporated                                                            4.63     11/1/06     5,936,124
 1,000,000  Nabisco Incorporation                                                               6.70     6/15/02     1,018,370
 1,000,000  Sara Lee Corporation                                                                7.40     3/22/02     1,014,162
   774,000  Whitman Corporation                                                                 7.29     9/15/26       827,928

                                                                                                                    13,566,486
                                                                                                                   -----------

FOOD STORES - 0.57%
 3,000,000  Delhaize America Incorporated+                                                      8.13     4/15/11     3,315,327
                                                                                                                   -----------

FOREIGN DEPOSITORY INSTITUTIONS - 0.55%
 3,000,000  Korea Development Bank                                                              7.13     4/22/04     3,188,934
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 1.17%
 2,000,000  Dayton Hudson Company                                                               7.50     7/15/06     2,219,074
 3,500,000  Target Corporation                                                                  5.50      4/1/07     3,563,704
 1,000,000  Wal-Mart Stores Incorporated                                                        6.50      6/1/03     1,050,152

                                                                                                                     6,832,930
                                                                                                                   -----------

                                       27

PRINCIPAL  SECURITY NAME                                                                      INTEREST   MATURITY     VALUE
                                                                                                RATE       DATE
HOLDING & OTHER INVESTMENT OFFICES - 2.49%
$3,000,000  Archstone-Smith Trust                                                               8.20%     7/3/05   $ 3,228,042
 3,000,000  Block Financial Corporation                                                         8.50     4/15/07     3,343,998
 2,200,000  EOP Operating LP                                                                    7.88     7/15/31     2,222,482
 1,000,000  Grand Metropolitan Investment                                                       7.13     9/15/04     1,080,671
 4,500,000  Rouse Company                                                                       8.50     1/15/03     4,670,717

                                                                                                                    14,545,910
                                                                                                                   -----------

INDUSTRIAL & COMMERICAL MACHINERY & COMPUTER EQUIPMENT - 2.53%
 3,111,000  Dell Computer Corporation                                                           7.10     4/15/28     2,986,286
 5,000,000  IBM Corporation                                                                     8.38     11/1/19     6,044,130
 5,470,000  Sun Microsystems Incorporated                                                       7.35     8/15/04     5,759,445

                                                                                                                    14,789,861
                                                                                                                   -----------

INSURANCE CARRIERS - 1.85%
 8,000,000  AMBAC Incorporated                                                                  9.38      8/1/11     9,766,024
 1,000,000  Reliastar Financial Corporation                                                     7.13      3/1/03     1,049,268

                                                                                                                    10,815,292
                                                                                                                   -----------

METAL MINING - 0.54%
 3,000,000  Prudential Funding Corporation                                                      6.60     5/15/08     3,129,414
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 0.65%
 3,700,000  Staples Incorporated                                                                7.13     8/15/07     3,770,237
                                                                                                                   -----------

MOTION PICTURES - 0.94%
 2,840,000  Time Warner Incorporated                                                            9.15      2/1/23     3,412,942
 2,000,000  Walt Disney Company                                                                 6.75     3/30/06     2,101,254

                                                                                                                     5,514,196
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 5.29%
 1,000,000  Associates Corporation of NA                                                        7.50     4/15/02     1,018,717
 1,000,000  Associates Corporation of NA                                                        7.54     4/14/04     1,078,324
 6,000,000  General Electric Capital Corporation                                                8.63     6/15/08     7,039,410
 2,760,000  General Motors Acceptance Corporation                                               6.88     9/15/11     2,726,262
 1,000,000  Guaranteed Mortgage Acceptance Corporation                                          7.25     5/15/03     1,042,707
 4,500,000  Heller Financial Incorporated                                                       8.00     6/15/05     5,006,192
 1,000,000  Household Finance Corporation                                                       7.20     7/15/06     1,074,647
 1,000,000  Household Finance Corporation                                                       7.65     5/15/07     1,099,821
 4,000,000  Household Finance Corporation                                                       8.00     7/15/10     4,464,396
 6,100,000  JP Morgan Chase & Company                                                           6.75      2/1/11     6,365,679

                                                                                                                    30,916,155
                                                                                                                   -----------

OIL & GAS EXTRACTION - 0.26%
 2,475,000  Enron Corporation (Internorth Incorporated)#                                        9.63     3/15/06       495,248
 1,000,000  Kerr-McGee Corporation                                                              6.63    10/15/07     1,029,489

                                                                                                                     1,524,737
                                                                                                                   -----------

                                       28

PRINCIPAL  SECURITY NAME                                                                      INTEREST   MATURITY     VALUE
                                                                                                RATE       DATE
PETROLEUM REFINING & RELATED INDUSTRIES - 0.36%
$2,000,000  Texaco Capital Incorporated                                                         6.00%    6/15/05   $ 2,099,426
                                                                                                                   -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.48%
 2,500,000  Viacom Incorporated                                                                 7.88     7/30/30     2,822,478
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.49%
 1,161,000  Charles Schwab Corporation                                                          6.88      9/2/03     1,217,671
 5,000,000  Citigroup Incorporated                                                              7.25     10/1/10     5,433,975
 1,000,000  JP Morgan & Company Incorporated                                                    7.25     1/15/02     1,005,508
 1,000,000  Lehman Brothers Holdings Incorporated                                               6.13     7/15/03     1,037,111

                                                                                                                     8,694,265
                                                                                                                   -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
 2,000,000  CSR America Incorporated                                                            6.88     7/21/05     2,091,830
                                                                                                                   -----------

TOBACCO PRODUCTS - 0.34%
 2,000,000  Philip Morris Companies Incorporated                                                7.50     1/15/02     2,010,264
                                                                                                                   -----------

TRANSPORTATION EQUIPMENT - 0.85%
 3,000,000  Ford Motor Company                                                                  7.45     7/16/31     2,856,126
 1,000,000  Ford Motor Credit Company                                                           8.00     6/15/02     1,026,018
 1,000,000  Ford Motor Credit Company                                                           7.75     3/15/05     1,062,305

                                                                                                                     4,944,449
                                                                                                                   -----------

UTILITIES REVENUE - 0.59%
 3,300,000  Midamerican Energy Holdings                                                         6.96     9/15/03     3,458,222
                                                                                                                   -----------

WHOLESALE TRADE-DURABLE GOODS - 0.26%
 1,500,000  Georgia Pacific Corporation                                                         7.50     5/15/06     1,526,927
                                                                                                                   -----------

TOTAL CORPORATE BONDS & NOTES (COST $260,100,311)                                                                  265,196,718
                                                                                                                   -----------

MUNICIPAL BONDS - 0.13%
   778,000  Western Minnesota Power Agency Revenue Series A AMBAC Insured                       6.33      1/1/02       780,567

Total Municipal Bonds (Cost $793,522)                                                                                  780,567
                                                                                                                   -----------

US GOVERNMENT AGENCY SECURITIES - 24.33%

FEDERAL HOME LOAN BANK - 2.04%
 1,000,000  FHLB                                                                                7.38      8/5/04     1,094,368
 1,000,000  FHLB                                                                                6.25     8/13/04     1,065,696
 1,000,000  FHLB                                                                                6.38     8/15/06     1,077,543
 3,035,000  FHLB                                                                                6.18      5/6/08     3,242,026
 2,000,000  FHLB                                                                                5.45     1/12/09     2,039,222
 3,000,000  FHLB                                                                                7.38     2/12/10     3,414,243

                                                                                                                    11,933,098
                                                                                                                   -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.00%
 4,000,000  FHLMC                                                                               7.93     1/20/05     4,478,100
 4,000,000  FHLMC                                                                               5.50     7/15/06     4,165,028

                                       29

PRINCIPAL  SECURITY NAME                                                                      INTEREST   MATURITY     VALUE
                                                                                                RATE       DATE
$1,717,658  FHLMC #C01165                                                                       7.50%     4/1/31   $ 1,784,018
 1,737,158  FHLMC #C01187                                                                       7.50      5/1/31     1,806,224
11,967,286  FHLMC #C01244                                                                       6.50     10/1/31    12,126,068
 4,863,646  FHLMC #C49010                                                                       6.00      3/1/31     4,823,783
 4,603,276  FHLMC #E00870                                                                       7.00      8/1/15     4,798,400
 6,276,634  FHLMC #E82743                                                                       5.50      4/1/16     6,254,722
   173,183  FHLMC #L80191                                                                       6.50      3/1/03       177,700
   412,611  FHLMC #M80419                                                                       6.50      4/1/03       423,374
    81,213  FHLMC #N96562                                                                       7.00      6/1/03        83,466

                                                                                                                    40,920,883
                                                                                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.19%
 3,625,000  FNMA                                                                                5.50      5/2/06     3,774,259
 1,000,000  FNMA                                                                                6.38     6/15/09     1,073,956
 8,000,000  FNMA                                                                                6.25      2/1/11     8,312,160
 1,000,000  FNMA                                                                                8.43    11/18/24     1,285,779
 1,000,000  FNMA                                                                                7.93     2/14/25     1,225,424
 3,060,000  FNMA                                                                                6.63    11/15/30     3,271,005
       180  FNMA #303414                                                                        6.50      7/1/02           181
   939,600  FNMA #374141                                                                        7.00      3/1/04       971,452
 4,549,593  FNMA #481539                                                                        6.00      1/1/29     4,529,465
 2,181,546  FNMA #488341                                                                        6.50      4/1/29     2,208,445
 2,478,573  FNMA #520842                                                                        8.00     11/1/29     2,613,680
 3,729,968  FNMA #545026                                                                        6.50      6/1/16     3,835,474
 3,859,333  FNMA #584829                                                                        6.00      5/1/16     3,909,778
10,462,740  FNMA #589081                                                                        6.50      8/1/31    10,591,745
11,807,315  FNMA #C54218                                                                        6.50      7/1/31    11,963,975

                                                                                                                    59,566,778
                                                                                                                   -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.52%
 3,660,101  GNMA #2824                                                                          7.00    10/20/29     3,771,636
       596  GNMA #263286                                                                       10.00     9/15/03           623
     8,364  GNMA #263418                                                                        9.00     1/15/04         8,784
   732,669  GNMA #473918                                                                        7.00     4/15/28       756,593
 2,864,626  GNMA #486958                                                                        6.50     2/15/29     2,910,944
 2,838,830  GNMA #491192                                                                        7.00     2/15/29     2,931,302
 3,815,462  GNMA #521547                                                                        7.50    11/15/29     3,991,214
   622,683  GNMA #521705                                                                        7.50    11/15/29       651,366
   664,581  GNMA #521706                                                                        7.50    12/15/29       695,194
 2,513,333  GNMA #780626                                                                        7.00     8/15/27     2,599,001
 7,827,107  GNMA #781123                                                                        7.00    12/15/29     8,082,474

                                                                                                                    26,399,131
                                                                                                                   -----------

STUDENT LOAN MARKETING ASSOCIATION - 0.58%
 3,000,000  SLMA                                                                                7.30      8/1/12     3,413,745
                                                                                                                   -----------

Total US Government Agency Securities (Cost $138,123,078)                                                          142,233,635
                                                                                                                   -----------

                                       30

PRINCIPAL  SECURITY NAME                                                                      INTEREST   MATURITY     VALUE
                                                                                                RATE       DATE
US TREASURY SECURITIES - 29.12%

US TREASURY BONDS - 27.23%
$7,000,000  US Treasury Bonds                                                                  12.00%    8/15/13  $  9,922,500
 7,000,000  US Treasury Bonds                                                                  11.25     2/15/15    10,959,375
10,000,000  US Treasury Bonds                                                                  10.63     8/15/15    15,144,530
23,000,000  US Treasury Bonds                                                                   9.88    11/15/15    33,209,838
14,500,000  US Treasury Bonds                                                                   8.88     8/15/17    19,721,131
20,200,000  US Treasury Bonds                                                                   8.13     8/15/19    26,111,651
 5,000,000  US Treasury Bonds                                                                   7.88     2/15/21     6,370,705
 6,500,000  US Treasury Bonds                                                                   8.13     8/15/21     8,497,736
26,140,000  US Treasury Bonds                                                                   6.25     5/15/30    29,238,008

                                                                                                                   159,175,474
                                                                                                                  ------------

US TREASURY NOTES - 1.89%
 6,200,000  US Treasury Notes                                                                   7.88    11/15/04     6,964,826
 4,000,000  US Treasury Notes                                                                   5.00     8/15/11     4,077,500

                                                                                                                    11,042,326
                                                                                                                  ------------

Total US Treasury Securities (Cost $162,793,061)                                                                   170,217,800
                                                                                                                  ------------

SHARES

SHORT-TERM INVESTMENTS - 0.09%
   502,203   Wells Fargo Cash Investment Fund ~ (Cost $502,203)                                                        502,203
                                                                                                                 -------------

Total Investments in Securities
(Cost $562,312,175)*                                                   99.05%                                     $578,930,923
Other Assets and Liabilities, Net                                       0.95                                         5,578,325
                                                                      ------                                      ------------
Total Net Assets                                                      100.00%                                     $584,509,248
                                                                      ------                                      ------------

----------

#     THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT.
+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
(+/-) VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION/DEPRECIATION CONSISTS
      OF:

   Gross Unrealized Appreciation                   $20,318,056
   Gross Unrealized Depreciation                    (3,699,308)
                                                   -----------
   Net Unrealized Appreciation                     $16,618,748

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME PLUS FUND

SHARES      SECURITY NAME                                                                                              VALUE
COMMON STOCK - 0.02%
    11,982  National Vision Incorporated**                                                                           $   9,586

Total Common Stock (Cost $0)                                                                                             9,586
                                                                                                                     ---------

PRINCIPAL                                                                                      INTEREST  MATURITY
                                                                                                 RATE     DATE
CORPORATE BONDS & NOTES - 46.03%

AGRICULTURAL PRODUCTION-CROPS - 0.73%
$   500,000  Chiquita Brands International Incorporated#                                        10.25%++ 11/1/06       390,000
                                                                                                                     ---------

AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.47%
    230,000  Pilgrim's Pride Corporation                                                         9.63    9/15/11       247,825
                                                                                                                     ---------

AMUSEMENT & RECREATION SERVICES - 1.18%
    250,000  Cinemark USA Incorporated Series B                                                  9.63     8/1/08       215,313
    250,000  Herbst Gaming Incorporated+                                                        10.75     9/1/08       260,000
    150,000  Intrawest Corporation                                                              10.50     2/1/10       151,875

                                                                                                                       627,188
                                                                                                                     ---------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.12%
    250,000  Budget Group Incorporated                                                           9.13     4/1/06        62,500
                                                                                                                     ---------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.97%
    250,000  DR Horton Incorporation                                                            10.00    4/15/06       258,750
    250,000  Kaufman & Broad Home Corporation                                                    9.63   11/15/06       259,375

                                                                                                                       518,125
                                                                                                                     ---------

BUSINESS SERVICES - 0.78%
    260,000  Cendant Corporation+                                                                6.88    8/15/06       248,441
     55,000  Hanover Equipment Trust+                                                            8.50     9/1/08        57,888
    115,000  Sesi LLC                                                                            8.88    5/15/11       109,825

                                                                                                                       416,154
                                                                                                                     ---------

CHEMICALS & ALLIED PRODUCTS - 2.86%
     65,000  Dow Chemical Company                                                                6.13     2/1/11        66,538
     70,000  Dow Chemical Company                                                                7.38    11/1/29        77,639
    100,000  Dupont EI de Nemours Company                                                        6.88   10/15/09       109,086
    125,000  Equistar Chemical                                                                  10.13     9/1/08       127,500
     15,000  Georgia Gulf Corporation                                                           10.38    11/1/07        15,750
    250,000  IMC Global Incorporated+                                                           11.25     6/1/11       267,500
    245,000  Macdermid Incorporated+                                                             9.13    7/15/11       253,575
    135,000  Merck & Corporation Incorporated                                                    6.40     3/1/28       137,059
    195,000  Millennium America Incorporation                                                    9.25    6/15/08       201,825
    180,000  Pfizer Incorporated                                                                 5.63     2/1/06       186,822
     70,000  Vicar Operating Incorporated                                                        9.88    12/1/09        71,575

                                                                                                                     1,514,869
                                                                                                                     ---------

COMMUNICATIONS - 6.02%
     50,000  Adelphia Communications Series B                                                   10.50    7/15/04        50,375
    150,000  American Tower Corporation+                                                         9.38     2/1/09       127,500
    160,000  AT&T Wireless Services Incorporated                                                 7.88     3/1/11       171,048

                                       32

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$   250,000  Charter Communications Holdings LLC                                                 8.63%    4/1/09     $ 243,750
    135,000  Citizens Communications Company                                                     9.25    5/15/11       151,231
    180,000  Comcast Cable Communication                                                         6.38    1/30/06       185,335
    180,000  Crown Castle International Corporation                                             10.75     8/1/11       184,050
    500,000  CSC Holdings Incorporated                                                          10.50    5/15/16       548,125
    250,000  Frontiervision LP Capital                                                          11.00   10/15/06       260,000
    200,000  Global Crossing Holdings Limited                                                    9.63    5/15/08        26,000
    200,000  Mcleod USA Incorporated                                                             9.25    7/15/07        28,000
    185,000  Mediacom LLC                                                                        9.50    1/15/13       195,638
    180,000  Nextel Communications                                                               9.38   11/15/09       148,950
    250,000  Rogers Cantel Incorporated                                                          8.80    10/1/07       240,625
     75,000  Sinclair Broadcast Group                                                            8.75   12/15/11        75,750
     95,000  Sprint Capital Corporation                                                          6.13   11/15/08        92,344
    135,000  TELUS Corporation                                                                   7.50     6/1/07       142,166
    160,000  Voicestream Wireless Corporation                                                   10.38   11/15/09       181,200
     65,000  WorldCom Incorporated                                                               6.50    5/15/04        67,123
     70,000  WorldCom Incorporated                                                               8.25    5/15/31        71,793

                                                                                                                     3,191,003
                                                                                                                     ---------

DEPOSITORY INSTITUTIONS - 0.56%
    135,000  NationsBank Corporation                                                             7.80    9/15/16       151,460
    140,000  Washington Mutual Finance                                                           6.25    5/15/06       145,620

                                                                                                                       297,080
                                                                                                                     ---------

EATING & DRINKING PLACES - 0.08%
     40,000  Tricon Global Restaurant                                                            8.88    4/15/11        43,000
                                                                                                                     ---------

ELECTRIC, GAS & SANITARY SERVICES - 3.37%
     70,000  AES Corporation                                                                     8.88    2/15/11        68,075
    200,000  Allied Waste North America Series B                                                 8.88     4/1/08       205,500
    120,000  American Electric Power Company                                                     6.13    5/15/06       121,166
    240,000  BRL Universal Equipment                                                             8.88    2/15/08       252,000
    195,000  Duke Energy Field Services                                                          7.88    8/16/10       207,135
    250,000  El Paso Energy Partners                                                             8.50     6/1/11       262,500
    120,000  Progress Energy Incorporated                                                        7.10     3/1/11       127,019
    130,000  Republic Services Incorporated                                                      6.63    5/15/04       136,253
    100,000  Triton Energy Limited                                                               8.88    10/1/07       109,500
    100,000  Waste Management Incorporated                                                       7.38     8/1/10       104,030
    185,000  XCEL Energy Incorporated                                                            7.00    12/1/10       193,376

                                                                                                                     1,786,554
                                                                                                                     ---------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.22%
    100,000  Amkor Technology Incorporated                                                       9.25    2/15/08        95,000
    250,000  Calpine Corporation                                                                 8.63    8/15/10       250,615
    190,000  Fairchild Semiconductor                                                            10.50     2/1/09       203,300
    210,000  Flextronics International Limited                                                   9.75     7/1/10       196,495
    120,000  General Electric Capital Corporation                                                6.88   11/15/10       131,189

                                       33

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$   220,000  TXU Corporation                                                                     6.38%   6/15/06     $ 224,289
    160,000  Williams Communications Group Incorporated                                         11.70     8/1/08        73,600

                                                                                                                     1,174,488
                                                                                                                     ---------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.28%
     75,000  Lockheed Martin Corporation                                                         8.20    12/1/09        85,115
     55,000  Lockheed Martin Corporation                                                         8.50    12/1/29        65,618

                                                                                                                       150,733
                                                                                                                     ---------

FINANCIAL - 0.25%
    120,000  Fleet Boston Financial                                                              7.25    9/15/05       130,128
                                                                                                                     ---------

FOOD & KINDRED PRODUCTS - 1.14%
     20,000  Anheuser Busch Companies                                                            9.00    12/1/09        24,486
    250,000  Canandaigua Brands                                                                  8.63     8/1/06       260,000
    320,000  Land O Lakes Incorporated+                                                          8.75   11/15/11       318,400

                                                                                                                       602,886
                                                                                                                     ---------

FOOD STORES - 1.40%
    500,000  Marsh Supermarket Incorporated Series B                                             8.88     8/1/07       505,625
    240,000  Winn-Dixie Stores Incorporated                                                      8.88     4/1/08       237,600

                                                                                                                       743,225
                                                                                                                     ---------

GENERAL MERCHANDISE STORES - 0.27%
    130,000  Target Corporation                                                                  7.50    2/15/05       142,837
                                                                                                                     ---------

HEALTH SERVICES - 1.03%
    250,000  HCA - The Healthcare Company                                                        8.75     9/1/10       277,500
    250,000  Tenet Healthcare Corporation Series B                                               8.13    12/1/08       270,000

                                                                                                                       547,500
                                                                                                                     ---------

HOLDING & OTHER INVESTMENT OFFICES - 0.74%
    250,000  iStar Financial Incorporated                                                        8.75    8/15/08       257,722
    130,000  Simon Property Group Incorporated                                                   6.75     2/9/04       135,157

                                                                                                                       392,879
                                                                                                                     ---------

HOTELS, LODGING - 0.08%
     40,000  Felcor Lodging                                                                      9.50    9/15/08        40,200
                                                                                                                     ---------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.34%
    200,000  Host Marriot LP                                                                     9.25    10/1/07       199,500
    250,000  Park Place Entertainment Corporation                                                9.38    2/15/07       265,000
    250,000  Station Casinos                                                                     8.88    12/1/08       245,000

                                                                                                                       709,500
                                                                                                                     ---------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.60%
    200,000  AES Drax Energy Limited+                                                           11.50    8/30/10       194,250
    245,000  Agco Corporation                                                                    9.50     5/1/08       258,475
    250,000  Briggs & Stratton Corporation                                                       8.88    3/15/11       264,375

                                       34

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$   120,000  Hewlett-Packard Company                                                             7.15%   6/15/05     $ 127,800
    165,000  IBM Corporation                                                                     7.50    6/15/13       187,870
    150,000  International Game Technology                                                       8.38    5/15/09       159,375
    179,000  Sun Microsystems Incorporated                                                       7.50    8/15/06       186,541

                                                                                                                     1,378,686
                                                                                                                     ---------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
     55,000  Louisiana Pacific Corporation                                                      10.88   11/15/08        55,550
                                                                                                                     ---------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.14%
     70,000  Raytheon Company                                                                    6.75    8/15/07        73,359
                                                                                                                     ---------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
    145,000  Compass Minerals Group+                                                            10.00    8/15/11       153,338
                                                                                                                     ---------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.44%
    235,000  Steinway Musical Instruments                                                        8.75    4/15/11       232,650
                                                                                                                     ---------

MISCELLANEOUS RETAIL - 0.10%
     50,000  AmeriGas Partners LP+                                                               8.88    5/20/11        52,000
                                                                                                                     ---------

MOTION PICTURES - 0.28%
    135,000  Time Warner Incorporated                                                            7.75    6/15/05       145,926
                                                                                                                     ---------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.74%
    130,000  CIT Group Incorporated                                                              7.63    8/16/05       141,061
    135,000  Heller Financial Incorporation                                                      6.38    3/15/06       143,823
    120,000  Household Finance Corporation                                                       8.00     5/9/05       131,261
    100,000  International Lease Finance Corporation                                             5.75   10/15/06       100,633
    250,000  Tembec Finance Corporation                                                          9.88    9/30/05       261,250
    140,000  Qwest Capital Funding                                                               7.90    8/15/10       146,175

                                                                                                                       924,203
                                                                                                                     ---------

OIL & GAS EXTRACTION - 2.06%
    245,000  Chesapeake Energy Corporation                                                       8.13     4/1/11       241,325
    185,000  Key Energy Services Incorporated+                                                   8.38     3/1/08       187,313
    150,000  Ocean Energy Incorporated                                                           8.88    7/15/07       157,125
    150,000  Pioneer Natural Resource Company                                                    9.63     4/1/10       165,488
    175,000  Snyder Oil Corporation                                                              8.75    6/15/07       183,969
    150,000  Vintage Petroleum Incorporated                                                      9.00   12/15/05       154,500

                                                                                                                     1,089,720
                                                                                                                     ---------

PAPER & ALLIED PRODUCTS - 0.64%
    105,000  Norske Skog+                                                                        8.63    6/15/11       110,513
     75,000  Plastipak Holdings Incorporated+                                                   10.75     9/1/11        80,250
    140,000  Potlatch Corporation+                                                              10.00    7/15/11       148,400

                                                                                                                       600,413
                                                                                                                     ---------

                                       35

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
PETROLEUM REFINING & RELATED INDUSTRIES - 1.04%
$   180,000  Atlantic Richfield Company                                                          5.90%   4/15/09     $ 183,551
     67,000  Lyondell Chemical Company                                                           9.88     5/1/07        68,340
    150,000  Pennzoil-Quaker State+                                                             10.00    11/1/08       158,250
    130,000  Tosco Corporation                                                                   7.63    5/15/06       140,340

                                                                                                                       550,481
                                                                                                                     ---------

PIPELINES, EXCEPT NATURAL GAS - 0.50%
    260,000  Kinder Morgan Energy                                                                6.75    3/15/11       266,011
                                                                                                                     ---------

PRIMARY METAL INDUSTRIES - 0.66%
    100,000  AK Steel Corporation                                                                9.13   12/15/06       104,000
    235,000  Century Aluminum Company                                                           11.75    4/15/08       243,225

                                                                                                                       347,225
                                                                                                                     ---------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.61%
    125,000  American Greetings Corporation+                                                    11.75    7/15/08       125,625
    250,000  Garden State Newspapers                                                             8.63     7/1/11       241,875
     50,000  Hollinger International Publishing                                                  9.25    3/15/07        49,250
    225,000  News America Holdings                                                               8.00   10/17/16       243,676
     60,000  Primedia Incorporation                                                              8.88    5/15/11        52,800
    130,000  Viacom Incorporated                                                                 7.75     6/1/05       142,045

                                                                                                                       855,271
                                                                                                                     ---------

RAILROAD TRANSPORTATION - 0.40%
    200,000  Kansas City Southern                                                                9.50    10/1/08       216,000
                                                                                                                     ---------

RETAIL - 0.30%
    135,000  Wal-Mart Stores Incorporated                                                        7.55    2/15/30       156,667
                                                                                                                     ---------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.74%
    180,000  Citigroup Incorporated                                                              7.25    10/1/10       195,623
    120,000  Goldman Sachs Group Incorporated                                                    7.63    8/17/05       130,901
    120,000  JP Morgan & Company Incorporated                                                    7.63    9/15/04       131,156
    180,000  Lehman Brothers Holding Incorporated                                                7.75    1/15/05       194,631
    135,000  Merrill Lynch & Company Incorporated                                                6.88   11/15/18       138,246
    120,000  Morgan Stanley Group Incorporated                                                   8.00    6/15/10       134,063

                                                                                                                       924,620
                                                                                                                     ---------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
    200,000  Owens-Illinois Incorporated                                                         7.85    5/15/04       191,000
                                                                                                                     ---------

TRANSPORTATION EQUIPMENT - 1.71%
    140,000  Boeing Capital Corporation                                                          6.10     3/1/11       138,382
    105,000  Dana Corporation+                                                                   9.00    8/15/11       102,822
    120,000  Ford Motor Credit Company                                                           7.20    6/15/07       124,892
    300,000  Navistar Financial Corporation                                                      9.00     6/1/02       304,728
    240,000  Sequa Corporation                                                                   8.88     4/1/08       234,000

                                                                                                                       904,824
                                                                                                                     ---------

                                       36

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
WATER TRANSPORTATION - 0.34%
$    55,000  Teekay Shipping Corporation+                                                        8.88%   7/15/11    $   57,063
    115,000  Teekay Shipping Corporation                                                         8.88    7/15/11       119,313

                                                                                                                       176,376
                                                                                                                    ----------

WHOLESALE TRADE-DURABLE GOODS - 1.88%
    100,000  Georgia Pacific Corporation                                                         7.50    5/15/06       101,795
    120,000  Omnicare Incorporation                                                              8.13    3/15/11       126,900
    240,000  Owens & Minor Incorporated Holding Company+                                         8.50    7/15/11       253,200
    250,000  Russel Metals Incorporated                                                         10.00     6/1/09       252,500
    250,000  TM Group Holdings                                                                  11.00    5/15/08       260,000

                                                                                                                       994,395
                                                                                                                    ----------

WHOLESALE TRADE-NONDURABLE GOODS - 1.21%
     55,000  Airgas Incorporated                                                                 9.13    10/1/11        58,850
    125,000  Amerisource Bergen Corporation                                                      8.13     9/1/08       133,281
    290,000  Flemings Companies Incorporated                                                    10.13     4/1/08       303,775
    140,000  Safeway Incorporated                                                                6.50     3/1/11       144,122

                                                                                                                       640,028
                                                                                                                    ----------

Total Corporate Bonds & Notes (Cost $24,881,939)                                                                    24,396,167
                                                                                                                    ----------

FOREIGN BONDS - 13.08% (a)
    130,000  Air Canada (Canadian Dollar)                                                       10.25    3/15/11        60,529
    135,000  Asian Development Bank                                                              6.75    6/11/07       146,876
    133,000  Australian Government (Australian Dollar)                                           7.50    9/15/09        78,074
    180,000  British Columbia Province                                                           5.38   10/29/08       182,630
    430,000  Bundes Republik Deutschland (Euro)                                                  5.25     7/4/10       404,080
    441,000  Buoni Poliennali Del Tes (Euro)                                                     5.25     8/1/11       407,626
    631,000  Canada - Government (Canadian Dollar)                                               5.50     6/1/09       412,365
    250,000  Colt Telecom (Euro)                                                                 7.63   12/15/09       172,365
    220,000  Energis PLC (Euro)                                                                  9.13    3/15/10       244,720
    486,000  France-Government (Euro)                                                            4.00   10/25/09       419,498
     75,000  Hellenic Republic (Euro)                                                            6.50    1/11/14        75,224
    115,000  Huntsman International (Euro)                                                      10.13     7/1/09        89,585
    180,000  Interamerican Development Bank                                                      7.38    1/15/10       204,042
    105,000  International Bank for Reconstruction & Development                                 7.63    1/19/23       124,189
 44,200,000  Japan-Government (Japanese Yen)                                                     1.90    3/20/08       380,297
     95,000  KPN Qwest BV (Euro)                                                                 7.13     6/1/09        55,291
    250,000  Malaysia                                                                            8.75     6/1/09       282,303
    130,000  Manitoba Province (Canadian Dollar)                                                 7.50    2/22/10       149,317
    179,000  New Zealand Government (New Zealand Dollar)                                         7.00    7/15/09        77,300
     95,000  NTL Communications Corporation (Euro)                                               9.88   11/15/09        29,772
    140,000  Ontario Province                                                                    5.50    10/1/08       143,344
    250,000  People's Republic of China                                                          7.30   12/15/08       274,255
    140,000  Quebec Province                                                                     5.75    2/15/09       142,310
    250,000  Republic of Brazil                                                                 11.63    4/15/04       251,250
    250,000  Republic of Chile                                                                   6.88    4/28/09       256,742
    250,000  Republic of Korea                                                                   8.88    4/15/08       292,117

                                       37

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$   250,000  Republic of Panama                                                                  8.25%   4/22/08    $  247,500
    220,000  Republic of Philippines                                                             8.88    4/15/08       212,300
    170,000  Republic of Poland                                                                  7.13     7/1/04       181,475
    250,000  Republic of South Africa                                                            9.13    5/19/09       279,375
    230,000  Republic of Turkey                                                                 11.88    11/5/04       240,350
     94,000  United Kingdom - Treasury (British Pound)                                           7.50    12/7/06       150,587
    250,000  United Mexican States                                                               8.63    3/12/08       266,000

Total Foreign Bonds (Cost $6,780,638)                                                                                6,933,688
                                                                                                                    ----------

US GOVERNMENT AGENCY SECURITIES - 20.99%

FEDERAL FARM CREDIT BANKS - 1.30%
    670,000  FFCB                                                                                5.00     2/3/03       689,799
                                                                                                                    ----------

FEDERAL HOME LOAN BANK - 1.40%
    680,000  FHLB                                                                                7.13    2/15/05       743,683
                                                                                                                    ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.07%
    330,000  FHLMC                                                                               6.88    9/15/10       363,263
     45,000  FHLMC                                                                               5.63    3/15/11        45,625
     48,178  FHLMC #C00922                                                                       8.00     2/1/30        50,907
    817,073  FHLMC #C01186                                                                       6.00     6/1/31       810,377
     86,243  FHLMC #C28291                                                                       6.50     7/1/29        87,891
  1,313,210  FHLMC #C54793                                                                       6.50     7/1/31     1,330,634

                                                                                                                     2,688,697
                                                                                                                    ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.40%
    625,000  FNMA                                                                                7.00    7/15/05       684,991
    360,000  FNMA                                                                                6.25    7/19/11       376,125
    160,000  FNMA                                                                                7.13    1/15/30       182,212
     73,380  FNMA #252924                                                                        7.00    12/1/29        75,594
     41,741  FNMA #253667                                                                        7.50     2/1/16        43,720
     88,301  FNMA #253881                                                                        7.00     7/1/16        91,857
    282,747  FNMA #323791                                                                        6.00     6/1/14       287,588
    716,768  FNMA #411023                                                                        6.50     3/1/13       738,644
    237,822  FNMA #512386                                                                        7.00     9/1/29       244,997
    219,970  FNMA #512387                                                                        7.00     9/1/29       226,607
    897,562  FNMA #513615                                                                        7.50     9/1/29       937,970
    225,414  FNMA #514262                                                                        7.00     9/1/29       232,215
    725,841  FNMA #533381                                                                        8.00     3/1/30       766,696
     47,852  FNMA #535633                                                                        5.50    12/1/14        47,914
     41,886  FNMA #549602                                                                        7.50     8/1/30        43,575

                                                                                                                     4,980,705
                                                                                                                    ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.45%
    305,520  GNMA #3028                                                                          8.00    1/20/31       320,295
    254,098  GNMA #3041                                                                          7.50    2/20/31       263,848
    449,505  GNMA #3107                                                                          6.50    7/20/31       454,475
    409,551  GNMA #3108                                                                          7.00    7/20/31       421,515
    214,454  GNMA #346995                                                                        6.00    6/15/29       213,217

                                       38

PRINCIPAL    SECURITY NAME                                                                      INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$    77,327  GNMA #509956                                                                        7.00    6/15/29   $    79,846
     69,856  GNMA #516121                                                                        7.50   12/15/29        73,074

                                                                                                                     1,826,270
                                                                                                                    ----------

TENNESSEE VALLEY AUTHORITY - 0.37%
    180,000  TVA                                                                                 6.75    11/1/25       195,395
                                                                                                                    ----------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $10,827,465)                                                            11,124,549
                                                                                                                    ----------

US TREASURY SECURITIES - 15.81%

TREASURY BONDS - 11.40%
    950,000  US Treasury Bonds                                                                  10.75    8/15/05     1,176,145
    133,000  US Treasury Bonds                                                                  10.38   11/15/12       172,879
    400,000  US Treasury Bonds                                                                   7.25    5/15/16       473,062
    418,000  US Treasury Bonds                                                                   8.13    8/15/19       540,330
     97,000  US Treasury Bonds                                                                   8.00   11/15/21       125,630
    528,000  US Treasury Bonds                                                                   6.25    8/15/23       572,837
  1,905,000  US Treasury Bonds                                                                   5.25    2/15/29     1,839,218
    580,000  US Treasury Bonds                                                                   6.13    8/15/29       632,472
    500,000  US Treasury Bonds                                                                   5.38    2/15/31       507,969

                                                                                                                     6,040,542
                                                                                                                    ----------

TREASURY NOTES - 4.41%
    550,000  US Treasury Notes                                                                   5.75   10/31/02       568,560
  1,650,000  US Treasury Notes                                                                   5.75    8/15/10     1,768,465

                                                                                                                     2,337,025
                                                                                                                    ----------

Total US Treasury Securities (Cost $8,011,958)                                                                       8,377,567
                                                                                                                    ----------

SHORT-TERM INVESTMENTS - 2.51%

REPURCHASE AGREEMENTS - 2.51%
  1,274,000  Goldman Sachs Pooled Repurchase Agreement - 102%                                            8/15/10     1,768,465
             Collateralized by US Government Securities                                          2.14    12/3/01     1,274,000
     59,000  Morgan Stanley & Company Incorporated Pooled Repurchase                                     12/3/01     1,274,000
               Agreement - 102%                                                                          12/3/01     1,274,000
             Collateralized by US Government Securities                                          2.08    12/3/01        59,000

Total Short-Term Investments (Cost $1,333,000)                                                                       1,333,000
                                                                                                                    ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $51,835,000)*                                                     98.44%                                     $52,174,557
Other Assets and Liabilities, Net                                        1.56                                          827,944
                                                                       ------                                      -----------
Total Net Assets                                                       100.00%                                     $53,002,501
                                                                       ------                                      -----------

#   THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT.
+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
**  NON-INCOME EARNING SECURITIES.
++  ZERO COUPON BOND.
(a) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

      Gross Unrealized Appreciation                   $ 1,646,772
      Gross Unrealized Depreciation                    (1,307,215)
                                                      -----------
      Net Unrealized Appreciation                     $   339,557

INTERMEDIATE GOVERNMENT INCOME FUND

SHARES      SECURITY NAME                                                                      INTEREST  MATURITY    VALUE
                                                                                                 RATE     DATE
US GOVERNMENT AGENCY SECURITIES - 49.70%

FEDERAL HOME LOAN BANK - 2.72%
 1,750,000  FHLB                                                                                 5.68%   4/15/03   $ 1,822,273
 1,000,000  FHLB                                                                                 7.36     7/1/04     1,092,482
 1,000,000  FHLB                                                                                 7.32    4/21/05     1,101,360
 3,000,000  FHLB                                                                                 6.32    6/28/05     3,211,893
 1,000,000  FHLB                                                                                 6.15   11/28/05     1,065,277
 3,500,000  FHLB                                                                                 5.80     9/2/08     3,653,779
 7,000,000  FHLB                                                                                 6.43   12/12/11     7,526,918

                                                                                                                    19,473,982
                                                                                                                   -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.49%
20,000,000  FHLMC                                                                                6.88    1/15/05    21,765,000
 4,000,000  FHLMC                                                                                8.06    1/27/05     4,495,364
15,800,000  FHLMC                                                                                5.50    7/15/06    16,451,860
 5,000,000  FHLMC                                                                                7.10    4/10/07     5,580,965
27,500,000  FHLMC                                                                                5.75    4/15/08    28,721,743
14,659,924  FHLMC #C01244                                                                        6.50    10/1/31    14,854,432
 7,876,975  FHLMC #C22339                                                                        6.50     2/1/29     8,038,587
 6,330,080  FHLMC #C31808                                                                        7.50    10/1/29     6,611,357
 4,863,646  FHLMC #C49010                                                                        6.00     3/1/31     4,823,783
   376,331  FHLMC #E00228                                                                        6.50     7/1/08       390,995
 5,299,432  FHLMC #E00870                                                                        7.00     8/1/15     5,524,065
   745,510  FHLMC #G00683                                                                        8.50    12/1/25       805,112

                                                                                                                   118,063,263
                                                                                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.14%
 8,500,000  FNMA                                                                                 7.13    2/15/05     9,339,128
 6,000,000  FNMA                                                                                 5.50     5/2/06     6,247,050
17,000,000  FNMA                                                                                 7.13    3/15/07    18,988,609
13,000,000  FNMA                                                                                 6.00    5/15/08    13,749,762
 8,000,000  FNMA                                                                                 6.25     2/1/11     8,312,160
   533,621  FNMA                                                                                 7.50    12/1/25       560,355
 5,000,000  FNMA                                                                                 6.63   11/15/30     5,344,780
 1,882,338  FNMA #70765                                                                          9.00     3/1/21     2,060,070
   279,016  FNMA #190705                                                                         6.50     3/1/09       289,565
 4,991,530  FNMA #253057                                                                         8.00    12/1/29     5,280,884
 3,199,387  FNMA #253266                                                                         8.00     5/1/30     3,372,058
 2,358,689  FNMA #417768                                                                         6.50     3/1/28     2,398,709
 7,454,822  FNMA #429182                                                                         6.50     5/1/28     7,581,308
22,747,964  FNMA #481539                                                                         6.00     1/1/29    22,647,327
 4,957,147  FNMA #520842                                                                         8.00    11/1/29     5,227,361
 6,527,445  FNMA #545026                                                                         6.50     6/1/16     6,712,080
 6,753,832  FNMA #584829                                                                         6.00     5/1/16     6,842,112
 6,943,474  FNMA #607067                                                                         6.00    11/1/16     7,034,232
13,402,096  FNMA #C54218                                                                         6.50     7/1/31    13,579,915
19,731,012  FNMA #E00659                                                                         6.00     4/1/14    20,114,110

                                                                                                                   165,681,575
                                                                                                                   -----------

INTERMEDIATE GOVERNMENT INCOME FUND

SHARES      SECURITY NAME                                               INTEREST RATE     MATURITY DATE        VALUE
------      -------------                                               -------------     -------------        -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.08%
    344,930 GNMA #1580                                                    10.00%             3/20/21       $      389,283
    248,959 GNMA #1616                                                    10.00              5/20/21              280,971
    212,583 GNMA #2025                                                     7.00              5/20/10              222,772
  6,589,207 GNMA #2824                                                     7.00             10/20/29            6,790,000
  6,413,581 GNMA #158794                                                   7.00              9/15/28            6,623,004
  1,095,914 GNMA #306052                                                   9.00              6/15/21            1,202,914
  1,522,819 GNMA #362589                                                   6.88              1/15/29            1,594,318
  3,477,994 GNMA #467791                                                   7.50              4/15/28            3,643,919
  6,894,326 GNMA #491192                                                   7.00              2/15/29            7,118,901
  8,270,151 GNMA #781123                                                   7.00             12/15/29            8,539,973

                                                                                                               36,406,055
                                                                                                           --------------

STUDENT LOAN MARKETING ASSOCIATION - 1.67%
 10,500,000 SLMA                                                           4.75              4/23/04           10,809,151
  1,000,000 SLMA                                                           9.15             12/01/04            1,149,105

                                                                                                               11,958,256
                                                                                                           --------------

TENNESSEE VALLEY AUTHORITY - 0.60%
  4,000,000 TVA                                                            6.38              6/15/05            4,260,856

Total US Government Agency Securities (Cost $345,962,597)                                                     355,843,987
                                                                                                           --------------

Principal

US TREASURY SECURITIES - 46.82%

US TREASURY BONDS - 27.54%
 31,000,000 US Treasury Bonds                                              6.50              2/15/10           34,743,002
  7,000,000 US Treasury Bonds                                              5.00              2/15/11            7,127,694
 13,000,000 US Treasury Bonds                                             10.38             11/15/12           16,897,972
  8,000,000 US Treasury Bonds                                             12.00              8/15/13           11,340,000
  6,000,000 US Treasury Bonds                                             12.50              8/15/14            8,964,372
 10,000,000 US Treasury Bonds                                             11.25              2/15/15           15,656,250
 14,000,000 US Treasury Bonds                                             10.63              8/15/15           21,202,342
  9,500,000 US Treasury Bonds                                              9.13              5/15/18           13,242,848
 22,000,000 US Treasury Bonds                                              8.13              8/15/19           28,438,432
  7,000,000 US Treasury Bonds                                              7.88              2/15/21            8,918,987
 13,000,000 US Treasury Bonds                                              7.13              2/15/23           15,511,639
 13,500,000 US Treasury Bonds                                              6.25              5/15/30           15,099,966

                                                                                                              197,143,504
                                                                                                           --------------

US TREASURY NOTES - 19.28%
  1,800,000 US Treasury Notes                                              5.88              9/30/02            1,857,726
 14,000,000 US Treasury Notes                                              7.25              5/15/04           15,346,954
 18,000,000 US Treasury Notes                                             12.38              5/15/04           21,884,058
  4,000,000 US Treasury Notes                                              7.25              8/15/04            4,406,408
 21,200,000 US Treasury Notes                                              7.88             11/15/04           23,815,211
  2,400,000 US Treasury Notes                                             11.63             11/15/04            2,943,187

                                       41

PRINCIPAL   SECURITY NAME                                               INTEREST RATE     MATURITY DATE        VALUE
---------   -------------                                               -------------     -------------        -----
  9,500,000 US Treasury Notes                                              7.50%             2/15/05       $   10,634,433
  1,400,000 US Treasury Notes                                             12.00              5/15/05            1,775,868
 27,000,000 US Treasury Notes                                              6.50              8/15/05           29,555,496
  3,800,000 US Treasury Notes                                             10.75              8/15/05            4,704,579
  3,100,000 US Treasury Notes                                              9.38              2/15/06            3,746,034
 14,500,000 US Treasury Notes                                              7.00              7/15/06           16,273,423
  1,000,000 US Treasury Notes                                              6.50             10/15/06            1,103,828

                                                                                                              138,047,205
                                                                                                           --------------

Total US Treasury Securities (Cost $322,660,810)                                                              335,190,709
                                                                                                           --------------

Shares

SHORT-TERM INVESTMENTS - 1.84%
    688,905 Dreyfus Treasury Cash Management Fund                                                                 688,905
 12,509,360 Wells Fargo Government Money Market Fund ~                                                         12,509,360

                                                                                                               13,198,265
                                                                                                           --------------

Total Short-Term Investments (Cost $13,198,265)                                                                13,198,265
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $681,821,672)*                                           98.36%                                      $  704,232,961
Other Assets and Liabilities, Net                               1.64                                           11,719,414
                                                              ------                                       --------------
Total Net Assets                                              100.00%                                      $  715,952,375
                                                                                                           --------------

~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

   Gross Unrealized Appreciation                              $ 23,575,066
   Gross Unrealized Depreciation                                (1,163,777)
                                                              ------------
   Net Unrealized Appreciation                                $ 22,411,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIMITED TERM GOVERNMENT INCOME FUND

PRINCIPAL   SECURITY NAME                                               INTEREST RATE     MATURITY DATE        VALUE
---------   -------------                                               -------------     -------------        -----
US GOVERNMENT AGENCY SECURITIES - 59.39%

FEDERAL HOME LOAN BANK - 7.59%
$ 7,000,000 FHLB                                                           7.00%             2/14/03       $    7,375,080
  9,000,000 FHLB                                                           6.88              8/15/03            9,592,388

                                                                                                               16,967,468
                                                                                                           --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.54%
  7,000,000 FHLMC                                                          7.00              7/15/05            7,662,341
  2,500,000 FHLMC                                                          5.50              7/15/06            2,603,143
  1,500,000 FHLMC                                                          5.13             10/15/08            1,502,936
  2,500,000 FHLMC                                                          7.00              3/15/10            2,774,598
  4,568,787 FHLMC #894   (+/-)                                             6.50              12/1/29            4,656,088
  2,286,065 FHLMC #610303(+/-)                                             7.18               4/1/18            2,317,201
      3,760 FHLMC #845410(+/-)                                             7.41               7/1/23                3,832
      2,159 FHLMC #845613(+/-)                                             8.24               1/1/24                2,250
  2,998,272 FHLMC #846602(+/-)                                             6.71               4/1/27            3,098,699
  2,166,119 FHLMC #C01034                                                  8.00               8/1/30            2,283,074
  4,986,369 FHLMC #C01244                                                  6.50              10/1/31            5,052,528
  4,470,033 FHLMC #C23900                                                  6.00               3/1/29            4,461,031
  2,823,074 FHLMC #E82743                                                  5.50               4/1/16            2,813,218

                                                                                                               39,230,939
                                                                                                           --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.93%
  5,000,000 FNMA                                                           6.00              5/15/08            5,288,370
      3,533 FNMA(+/-)                                                      4.25              4/25/23                3,817
  5,053,776 FNMA #57733(+/-)                                               5.22               2/1/17            5,201,857
  2,000,667 FNMA #57775(+/-)                                               5.39               5/1/18            2,065,135
  6,094,427 FNMA #66397(+/-)                                               5.56               3/1/18            6,270,964
  3,992,406 FNMA #136014(+/-)                                              5.85               5/1/18            3,982,788
  1,701,298 FNMA #313644                                                   7.00               8/1/27            1,753,566
  2,134,263 FNMA #323382(+/-)                                              6.87               8/1/27            2,214,802
  2,181,701 FNMA #357036                                                   7.50               9/1/29            2,279,921
  3,183,667 FNMA #401770                                                   6.50              10/1/27            3,241,816
  3,094,768 FNMA #454390                                                   6.00              12/1/28            3,081,077
  2,139,076 FNMA #488341                                                   6.50               4/1/29            2,165,451
  3,728,509 FNMA #524356                                                   7.50              12/1/29            3,896,367
  4,355,162 FNMA #535300                                                   6.50               5/1/30            4,427,079
  1,445,363 FNMA #545026                                                   6.50               6/1/16            1,486,246
  3,409,211 FNMA #566470                                                   6.00               2/1/31            3,377,342
  1,495,491 FNMA #584829                                                   6.00               5/1/16            1,515,039
  3,471,737 FNMA #607067                                                   6.00              11/1/16            3,517,116

                                                                                                               55,768,753
                                                                                                           --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.91%
  3,088,211 GNMA #8076(+/-)                                                7.63             11/20/22            3,181,774
  1,143,336 GNMA #22036                                                    8.00              7/20/25            1,213,648
     61,742 GNMA #157247                                                   9.50              5/20/16               68,729
    617,759 GNMA #417389                                                   7.00              5/15/26              639,640

                                       43

PRINCIPAL   SECURITY NAME                                               INTEREST RATE     MATURITY DATE        VALUE
---------   -------------                                               -------------     -------------        -----
$   730,149 GNMA #423779                                                   7.00%             5/15/26       $      756,010
  3,243,754 GNMA #434661                                                   7.50              1/15/30            3,382,447
  1,236,124 GNMA #455464                                                   7.50              8/15/27            1,296,707
  2,068,298 GNMA #491192                                                   7.00              2/15/29            2,135,670
  4,862,834 GNMA #543703                                                   7.00             11/15/30            5,015,668

                                                                                                               17,690,293
                                                                                                           --------------

STUDENT LOAN MORTGAGE ASSOCIATION - 1.42%
  3,100,000 SLMA                                                           4.75              4/23/04            3,191,273
                                                                                                           --------------

Total US Government Agency Securities (Cost $129,222,783)                                                     132,848,726
                                                                                                           --------------

US TREASURY SECURITIES - 38.96%

US TREASURY BONDS - 38.96%
  1,500,000 US Treasury Bonds                                              5.75              4/30/03            1,569,785
  4,500,000 US Treasury Bonds                                              5.50              5/31/03            4,701,447
  3,000,000 US Treasury Bonds                                              2.75              9/30/03            3,000,468
  8,000,000 US Treasury Bonds                                              5.25              5/15/04            8,400,000
  6,500,000 US Treasury Bonds                                              7.25              5/15/04            7,125,372
  9,500,000 US Treasury Bonds                                              7.88             11/15/04           10,671,910
  2,500,000 US Treasury Bonds                                              6.75              5/15/05            2,745,118
  3,000,000 US Treasury Bonds                                             10.75              8/15/05            3,714,141
  3,485,000 US Treasury Bonds                                              4.63              5/15/06            3,575,255
 13,700,000 US Treasury Bonds                                              7.00              7/15/06           15,375,578
  6,000,000 US Treasury Bonds                                              6.13              8/15/07            6,548,904
  8,500,000 US Treasury Bonds                                              6.50              2/15/10            9,526,306
  6,000,000 US Treasury Bonds                                              5.00              2/15/11            6,109,452
  4,000,000 US Treasury Bonds                                              5.00              8/15/11            4,077,500

Total US Treasury Securities (Cost $85,376,452)                                                                87,141,236
                                                                                                           --------------

Shares

SHORT-TERM INVESTMENTS - 0.34%
    752,925 Wells Fargo Government Money Market Fund ~                                                            752,925

Total Short-Term Investments (Cost $752,925)                                                                      752,925
                                                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $215,352,160)*                                           98.69%                                      $  220,742,887
Other Assets and Liabilities, Net                               1.31                                            2,938,661
                                                              ------                                       --------------
Total Net Assets                                              100.00%                                      $  223,681,548
                                                              ------                                       --------------

(+/-)  Variable rate securities.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

    Gross Unrealized Appreciation                                   $5,586,185
    Gross Unrealized Depreciation                                     (195,458)
                                                                    ----------
    Net Unrealized Appreciation                                     $5,390,727

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STABLE INCOME FUND

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                                                               VALUE
------      --------------------                                                                               -----
    N/A     Wells Fargo Stable Income Portfolio                                                            $  323,743,680

Total Investments In Core Portfolios (97.89%) (Cost $323,130,770)                                             323,743,680
                                                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(Cost $323,130,770)*                                           97.89%                                      $  323,743,680
Other Assets and Liabilities, Net                               2.11                                            6,969,391
                                                              ------                                       --------------
Total Net Assets                                              100.00%                                      $  330,713,071
                                                              ------                                       --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TACTICAL MATURITY BOND FUND

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                                                               VALUE
------      --------------------                                                                               -----
    N/A     Wells Fargo Tactical Maturity Bond Portfolio                                                   $    8,666,118

Total Investments In Core Portfolios (100.00%) (Cost $8,645,988)                                                8,666,118
                                                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,645,988)*                                            100.00%                                      $    8,666,118
Other Assets and Liabilities, Net                               0.00                                                 (231)
                                                              ------                                       --------------
Total Net Assets                                              100.00%                                      $    8,665,887
                                                              ------                                       --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS            STATEMENTS OF ASSETS & LIABILITIES -- NOVEMBER 30, 2001
                        (UNAUDITED)

                                                                                              CORPORATE            DIVERSIFIED
                                                                                                   BOND                   BOND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)                                          $22,116,100           $311,910,448
   Cash                                                                                          60,945                      0
   Collateral for securities loaned                                                           4,717,466                      0
   Receivable for dividends, interest and other receivables                                     405,418                      0
   Receivable for investments sold                                                               28,250                      0
   Receivable for Fund shares issued                                                              1,546              1,214,207
   Appreciation on forward currency contracts                                                     3,337                      0
   Prepaid expenses and other assets                                                                                       711
                                                                                            -----------           ------------
TOTAL ASSETS                                                                                 27,333,062            313,125,366
                                                                                            -----------           ------------

LIABILITIES
   Payable for investment purchased                                                             134,565                      0
   Payable for securities loaned                                                              4,717,466                      0
   Dividends payable                                                                             31,259                      0
   Payable for Fund shares redeemed                                                              31,873              1,356,839
   Payable to investment advisor and affiliates                                                   3,224                 70,169
   Payable to other related parties                                                              27,320                 19,350
   Accrued expenses and other liabilities                                                        45,780                 14,960
                                                                                            -----------           ------------
TOTAL LIABILITIES                                                                             4,991,487              1,461,318
                                                                                            -----------           ------------
TOTAL NET ASSETS                                                                            $22,341,575           $311,664,048
                                                                                            -----------           ------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   Paid-in capital                                                                          $23,580,114           $304,570,980
   Undistributed net investment income (loss)                                                    (6,956)               213,819
   Undistributed net realized loss on investments                                            (1,753,191)             4,178,511
   Net unrealized appreciation (depreciation) of investments                                    518,448              2,700,738
   Net unrealized appreciation (depreciation) of foreign currency                                 3,160                      0
                                                                                            -----------           ------------
TOTAL NET ASSETS AND OFFERING PRICE PER SHARE                                               $22,341,575           $311,664,048
                                                                                            -----------           ------------
   Net assets - Class A                                                                     $ 6,451,190                    N/A
   Shares outstanding - Class A                                                                 689,023                    N/A
   Net asset value per share - Class A                                                      $      9.36                    N/A
   Maximum offering price per share - Class A                                               $      9.80(1)                 N/A
   Net assets - Class B                                                                     $12,566,385                    N/A
   Shares outstanding - Class B                                                               1,341,902                    N/A
   Net asset value and offering price per share - Class B                                   $      9.36                    N/A
   Net assets - Class C                                                                     $ 3,324,000                    N/A
   Shares outstanding - Class C                                                             $   355,017                    N/A
   Net asset value and offering price per share - Class C                                   $      9.36                    N/A
   Net assets - Institutional Class                                                                 N/A           $311,664,048
   Shares outstanding - Institutional Class                                                         N/A             11,952,177
   Net asset value and offering price per share - Institutional Class                               N/A           $      26.08
                                                                                            -----------           ------------
INVESTMENTS AT COST (NOTE 2)                                                                $21,597,652           $309,209,710
                                                                                            -----------           ------------
SECURITIES ON LOAN, AT MARKET VALUE                                                         $ 4,636,728           $          0
                                                                                            -----------           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       48

                                                                                         INCOME       INTERMEDIATE      LIMITED TERM
                                                                          INCOME           PLUS  GOVERNMENT INCOME GOVERNMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities,at market value (see cost below)                   $578,930,923    $52,174,557       $704,232,961   $220,742,887
   Cash                                                                   50,004          60020             50,001        220,648
   Collateral for securities loaned                                  256,029,843     10,519,295        176,286,137     65,141,620
   Receivable for dividends,interest and other receivables             8,934,137        947,979          8,467,539      2,449,558
   Receivable for investments sold                                     3,081,573         33,900                  0              0
   Receivable for Fund shares issued                                     460,227        271,420          4,262,492      1,040,602
   Appreciation on forward currency contracts                                  0         15,304                  0              0
   Prepaid expenses and other assets                                           0            138              2,661            529
                                                                    ------------    -----------       ------------   ------------
TOTAL ASSETS                                                         847,486,707     64,022,613        893,301,791    289,595,844
                                                                    ------------    -----------       ------------   ------------
LIABILITIES
   Payable for investment purchased                                    3,146,849        333,396                  0              0
   Payable for securities loaned                                     256,029,843     10,519,295        176,286,137     65,141,620
   Dividends payable                                                   2,370,882              0                  0        429,556
   Payable for Fund shares redeemed                                      941,148         85,584            382,859        103,756
   Payable to investment advisor and affiliates                          325,560         28,953            380,666         96,551
   Payable to other related parties                                       54,827         49,415            167,422         45,817
   Accrued expenses and other liabilities                                108,350          3,469            132,332         96,996
                                                                    ------------    -----------       ------------   ------------
TOTAL LIABILITIES                                                    262,977,459     11,020,112        177,349,416     65,914,296
                                                                    ------------    -----------       ------------   ------------
TOTAL NET ASSETS                                                    $584,509,248    $53,002,501       $715,952,375   $223,681,548
                                                                    ------------    -----------       ------------   ------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   Paid-in capital                                                  $602,701,668    $58,742,425       $758,206,956   $236,114,440
   Undistributed net investment income (loss)                         (1,441,449)       (30,768)        (2,602,278)        (5,022)
   Undistributed net realized loss on investments                    (33,369,719)    (6,065,229)       (62,063,592)   (17,818,597)
   Net unrealized appreciation (depreciation) of investments          16,618,748        339,557         22,411,289      5,390,727
   Net unrealized appreciation (depreciation) of foreign currency              0         16,516                  0              0
                                                                    ------------    -----------       ------------   ------------
TOTAL NET ASSETS AND OFFERING PRICE PER SHARE                       $584,509,248    $53,002,501       $715,952,375   $223,681,548
                                                                    ------------    -----------       ------------   ------------
   Net assets - Class A                                             $ 28,334,909    $13,967,850       $195,888,457   $ 78,431,320
   Shares outstanding - Class A                                        2,957,071      1,274,423         17,275,867      7,770,876
   Net asset value per share - Class A                              $       9.58    $     10.96       $      11.34   $      10.09
   Maximum offering price per share - Class A                       $      10.03(1) $     11.48(1)    $      11.87(1)$    10.57(1)
   Net assets - Class B                                             $ 16,326,833    $35,446,813       $ 70,046,487   $ 14,088,777
   Shares outstanding - Class B                                        1,706,255      3,232,805          6,181,930      1,395,762
   Net asset value and offering price per share - Class B           $       9.57    $     10.96       $      11.33   $      10.09
   Net assets - Class C                                                      N/A    $ 3,587,838       $ 14,949,624            N/A
   Shares outstanding - Class C                                              N/A        327,233          1,320,518            N/A
   Net asset value and offering price per share - Class C                    N/A    $     10.96       $      11.32            N/A
   Net assets - Institutional Class                                 $539,847,506            N/A       $435,067,807   $131,161,451
   Shares outstanding - Institutional Class                           56,397,276            N/A         38,360,327     13,245,022
   Net asset value and offering price per share - Institutional
   Class                                                            $       9.57            N/A       $      11.34   $       9.90
                                                                    ------------    -----------       ------------   ------------
INVESTMENTS AT COST (NOTE 2)                                        $562,312,175    $51,835,000       $681,821,672   $215,352,160
                                                                    ------------    -----------       ------------   ------------
SECURITIES ON LOAN, AT MARKET VALUE                                 $251,948,979    $10,173,933       $173,642,711   $ 63,383,536
                                                                    ------------    -----------       ------------   ------------

                                                                               STABLE       TACTICAL
                                                                               INCOME  MATURITY BOND
-----------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities,at market value (see cost below)                        $323,743,680     $8,666,118
   Cash                                                                             0              0
   Collateral for securities loaned                                                 0              0
   Receivable for dividends,interest and other receivables                          0              0
   Receivable for investments sold                                                  0              0
   Receivable for Fund shares issued                                        7,716,238              0
   Appreciation on forward currency contracts                                       0              0
   Prepaid expenses and other assets                                                0              0
                                                                         ------------     -----------
TOTAL ASSETS                                                              331,459,918      8,666,118
                                                                         ------------     -----------
LIABILITIES
   Payable for investment purchased                                                 0              0
   Payable for securities loaned                                                    0              0
   Dividends payable                                                              652              0
   Payable for Fund shares redeemed                                           668,400              0
   Payable to investment advisor and affiliates                                23,870            252
   Payable to other related parties                                            39,935             10
   Accrued expenses and other liabilities                                      13,990            (31)
                                                                         ------------     -----------
TOTAL LIABILITIES                                                             746,847            231
                                                                         ------------     -----------
TOTAL NET ASSETS                                                         $330,713,071     $ 8,665,887
                                                                         ------------     -----------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
   Paid-in capital                                                       $338,645,218     $8,643,128
   Undistributed net investment income (loss)                                 178,548          2,629
   Undistributed net realized loss on investments                          (8,723,605)             0
   Net unrealized appreciation (depreciation) of investments                  612,910         20,130
   Net unrealized appreciation (depreciation) of foreign currency                   0              0
                                                                         ------------     -----------
   TOTAL NET ASSETS AND OFFERING PRICE PER SHARE                         $330,713,071     $8,665,887
                                                                         ------------     -----------
   Net assets - Class A                                                  $ 73,264,829            N/A
   Shares outstanding - Class A                                             7,059,372            N/A
   Net asset value per share - Class A                                   $      10.38            N/A
   Maximum offering price per share - Class A                            $      10.54(2)         N/A
   Net assets - Class B                                                  $ 14,934,139            N/A
   Shares outstanding - Class B                                             1,440,113            N/A
   Net asset value and offering price per share - Class B                $      10.37            N/A
   Net assets - Class C                                                           N/A            N/A
   Shares outstanding - Class C                                                   N/A            N/A
   Net asset value and offering price per share - Class C                         N/A            N/A
   Net assets - Institutional Class                                      $242,514,103     $8,665,887
   Shares outstanding - Institutional Class                                23,352,611        864,315
   Net asset value and offering price per share - Institutional Class    $      10.38     $    10.03
                                                                         ------------     -----------
INVESTMENTS AT COST (NOTE 2)                                             $323,130,770     $8,645,988
                                                                         ------------     -----------
SECURITIES ON LOAN, AT MARKET VALUE                                      $          0     $        0
                                                                         ------------     -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS            STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
                        NOVEMBER 30, 2001 (UNAUDITED)

                                                                              DIVERSIFIED
                                                          CORPORATE BOND             BOND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME (I)
  Interest                                                     $ 725,823      $ 8,334,466
  Securities lending income                                        4,674           40,951
  Net expenses allocated from Core Portfolios                        N/A         (585,388)
                                                               ---------      -----------
TOTAL INVESTMENT INCOME                                          730,497        7,790,029
                                                               ---------      -----------
EXPENSES
   Advisory fees                                                  54,357          376,048
   Administration fees                                            16,308          225,629
   Shareholder servicing fees                                     27,179                0
   Portfolio accounting fees                                      58,310            8,408
   Custody                                                         2,174                0
   Transfer agent
     Class A                                                       5,246              N/A
     Class B                                                      14,676              N/A
     Class C                                                       3,144              N/A
     Institutional class                                             N/A           14,990
   Distribution fees
     Class B                                                      44,611                0
     Class C                                                      11,888                0
   Legal and audit fees                                            9,197           14,145
   Registration fees                                               6,198           12,901
   Directors' fees                                                 1,944            1,944
   Shareholder reports                                             2,190            6,620
   Other                                                           3,723           13,481
                                                               ---------      -----------
TOTAL EXPENSES                                                   261,145          674,166

LESS:
   Waived fees and reimbursed expenses                           (94,049)        (200,577)
   Net Expenses                                                  167,096          473,589
                                                               ---------      -----------
NET INVESTMENT INCOME                                            563,401        7,316,440
                                                               ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------
  Net Realized Gain (Loss) from:
   Securities                                                   98,405                  0
   Foreign currency transactions                                (5,384)                 0
   Securities transactions allocated from Portfolios               N/A          2,454,585
                                                            ----------        -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                       93,021          2,454,585
                                                            ----------        -----------
 Net Change in Unrealized Appreciation of:
   Securities                                                  425,229                  0
   Foreign currency contracts                                   (5,195)                 0
   Securities transactions allocated from Portfolios               N/A          1,566,683
                                                            ----------        -----------
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS           420,034          1,566,683
                                                            ----------        -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                513,055          4,021,268
                                                            ----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $1,076,456        $11,337,708
                                                            ----------        -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       50

                                                                                     INTERMEDIATE      LIMITED TERM
                                                                                       GOVERNMENT        GOVERNMENT
                                                           INCOME    INCOME PLUS           INCOME            INCOME
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)
  Interest                                            $18,739,977     $1,846,265      $19,724,988        $4,796,529
  Securities lending income                               182,682        $14,373          101,932            31,294
  Net expenses allocated from Core Portfolios                 N/A            N/A              N/A               N/A
                                                      -----------     ----------      -----------        ----------
TOTAL INVESTMENT INCOME                                18,922,659      1,860,638       19,826,920         4,827,823
                                                      -----------     ----------      -----------        ----------
EXPENSES
  Advisory fees                                         1,492,459        155,554        1,726,406           419,799
  Administration fees                                     450,546         38,891          523,593           127,725
  Shareholder servicing fees                               50,828         64,814          332,896            55,815
  Portfolio accounting fees                                11,691         52,945           35,121            24,321
  Custody                                                  60,073          5,185           69,812            17,030
  Transfer agent
    Class A                                                26,365          9,675          354,719            39,818
    Class B                                                34,365         43,667           53,255            11,052
    Class C                                                87,386          5,920            5,741               N/A
    Institutional Class                                       N/A            N/A            8,311             4,234
  Distribution fees
    Class B                                                56,075        131,361          243,898            45,071
    Class C                                                   N/A         12,761           41,256               N/A
  Legal and audit fees                                     17,353          8,361           12,889               N/A
  Registration fees                                        44,227          2,445            8,659                60
  Directors' fees                                           1,944          1,944            1,944               194
  Shareholder reports                                      40,168          1,203                0                60
  Other                                                    57,778          5,134           52,462            10,519
                                                      -----------     ----------      -----------        ----------
TOTAL EXPENSES                                          2,431,258        539,860        3,470,962           756,698
LESS:
  Waived fees and reimbursed expenses                     (45,514)      (105,771)        (398,083)          (58,012)
  Net Expenses                                          2,385,744        434,089        3,072,879           698,686
                                                      -----------     ----------      -----------        ----------
NET INVESTMENT INCOME                                  16,536,915      1,426,549       16,754,041         4,129,137
                                                      -----------     ----------      -----------        ----------

REALIZED UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) from:
  Securities                                            4,057,365       (221,047)       7,142,005         1,218,943
  Foreign currency transactions                                 0        (41,185)               0                 0
  Securities transactions allocated from Portfolios           N/A            N/A              N/A               N/A
                                                      -----------     ----------      -----------        ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS               4,057,365       (262,232)       7,142,005         1,218,943
                                                      -----------     ----------      -----------        ----------

Net Change in Unrealized Appreciation of:
  Securities                                           13,543,714      1,155,734       15,066,139         3,426,145
  Foreign currency contracts                                    0        (77,752)               0                 0
  Securities transactions allocated from Portfolios           N/A            N/A              N/A               N/A
                                                      -----------     ----------      -----------        ----------
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS   13,543,714      1,077,982       15,066,139         3,426,145
                                                      -----------     ----------      -----------        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS        17,601,079        815,750       22,208,144         4,645,088
                                                      -----------     ----------      -----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $34,137,994     $2,242,299      $38,962,185        $8,774,225
                                                      -----------     ----------      -----------        ----------

                                                                                        TACTICAL
                                                                   STABLE INCOME   MATURITY BOND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)
  Interest                                                            $6,442,329         $ 3,199
  Securities lending income                                               19,679               0
  Net expenses allocated from Core Portfolios                           (727,205)           (340)
                                                                      ----------     -----------
TOTAL INVESTMENT INCOME                                                5,734,803           2,859
                                                                      ----------     -----------
EXPENSES
  Advisory fees                                                                0             238
  Administration fees                                                    196,868              71
  Shareholder servicing fees                                              60,574               0
  Portfolio accounting fees                                               23,226              14
  Custody                                                                      0              10
  Transfer agent
    Class A                                                                9,125             N/A
    Class B                                                                7,379             N/A
    Class C                                                                  N/A             N/A
    Institutional Class                                                   17,018              10
  Distribution fees
    Class B                                                               42,207             N/A
    Class C                                                                  N/A             N/A
  Legal and audit fees                                                     4,685               2
  Registration fees                                                       15,600               0
  Directors' fees                                                          1,939               1
  Shareholder reports                                                      9,344               0
  Other                                                                   10,235             (50)
                                                                      ----------     -----------
TOTAL EXPENSES                                                           398,200             296

LESS:
  Waived fees and reimbursed expenses                                   (160,553)            (66)
  Net Expenses                                                           237,647             230
                                                                      ----------     -----------
NET INVESTMENT INCOME                                                  5,497,156           2,629
                                                                      ----------     -----------

REALIZED UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) from:
  Securities                                                                   0               0
  Foreign currency transactions                                                0               0
  Securities transactions allocated from Portfolios                      675,716               0
                                                                      ----------     -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                675,716               0
                                                                      ----------     -----------

Net Change in Unrealized Appreciation of:
  Securities                                                                   0          20,130
  Foreign currency contracts                                                   0               0
  Securities transactions allocated from Portfolios                     (684,952)              0
                                                                      ----------     -----------
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                    (684,952)         20,130
                                                                      ----------     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           (9,236)         20,130
                                                                      ----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $5,487,920         $22,759
                                                                      ----------     -----------

(1) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CORPORATE BOND                  DIVERSIFIED BOND
                                                                   -------------------------------  -----------------------------
                                                                   (UNAUDITED)                         (UNAUDITED)
                                                                   FOR THE SIX             FOR THE     FOR THE SIX        FOR THE
                                                                  MONTHS ENDED          YEAR ENDED    MONTHS ENDED     YEAR ENDED
                                                                 NOV. 30, 2001        MAY 31, 2001   NOV. 30, 2001   MAY 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning Net Assets                                             $20,478,680         $15,595,256   $ 269,121,067   $190,282,872
OPERATIONS:
  Net investment income                                                563,401           1,060,141       7,316,440     12,677,802
  Net realized gain (loss) on sale of investments
  and foreign currency transactions                                     93,021            (743,268)      2,454,585      4,715,490
  Net change in unrealized appreciation
    (depreciation) of investments                                      420,034           1,533,911       1,566,683      5,475,460
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    1,076,456           1,850,784      11,337,708     22,868,752
                                                                   -----------         -----------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                           (197,713)           (367,517)            N/A            N/A
    Class B                                                           (307,409)           (631,745)            N/A            N/A
    Class C                                                            (81,866)            (99,301)            N/A            N/A
    Institutional Class                                                    N/A                 N/A      (7,215,409)   (20,000,593)
  Net realized gain on sale of investments
    Class A                                                                  0                   0             N/A            N/A
    Class B                                                                  0                   0             N/A            N/A
    Class C                                                                  0                   0             N/A            N/A
    Institutional Class                                                    N/A                 N/A               0              0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                                1,419,104           2,008,828             N/A            N/A
  Reinvestment of dividends - Class A                                  136,409             210,895             N/A            N/A
  Cost of shares redeemed - Class A                                 (1,617,053)         (1,156,821)            N/A            N/A
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                            (61,540)          1,062,902             N/A            N/A
                                                                   -----------         -----------   -------------   ------------
  Proceeds from shares sold - Class B                                2,106,030           3,157,455             N/A            N/A
  Reinvestment of dividends - Class B                                  206,185             412,030             N/A            N/A
  Cost of shares redeemed - Class B                                 (1,233,879)         (2,314,397)            N/A            N/A
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                          1,078,336           1,255,088             N/A            N/A
                                                                   -----------         -----------   -------------   ------------
  Proceeds from shares sold - Class C                                  630,217           2,312,517             N/A            N/A
  Reinvestment of dividends - Class C                                   75,272              88,390             N/A            N/A
  Cost of shares redeemed - Class C                                   (348,858)           (587,694)            N/A            N/A
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                            356,631           1,813,213             N/A            N/A
                                                                   -----------         -----------   -------------   ------------
    Proceeds from shares sold - Institutional Class                        N/A                 N/A      88,665,715    150,405,448
    Reinvestment of dividends - Institutional Class                        N/A                 N/A       5,409,214     16,090,746
    Cost of shares redeemed - Institutional Class                          N/A                 N/A     (55,654,247)   (90,526,158)
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                    N/A                 N/A      38,420,682     75,970,036
                                                                   -----------         -----------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS                                    1,862,895           4,883,424      42,542,981     78,838,195
                                                                   -----------         -----------   -------------   ------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                  $22,341,575         $20,478,680   $ 311,664,048   $269,121,067
SHARES ISSUED AND REDEEMED:
  Shares Sold - Class A                                                152,332             219,539             N/A            N/A
  Shares issued in reinvestment of dividends - Class A                  14,627              23,196             N/A            N/A
  Shares redeemed - Class A                                           (173,506)           (127,629)            N/A            N/A
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                 (6,547)            115,106             N/A            N/A
                                                                   -----------         -----------   -------------   ------------
  Shares Sold - Class B                                                226,533             346,964             N/A            N/A
  Shares issued in reinvestment of dividends - Class B                  22,107              45,337             N/A            N/A
  Shares redeemed - Class B                                           (133,109)           (254,398)            N/A            N/A
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                115,531             137,903             N/A            N/A
                                                                   -----------         -----------   -------------   ------------
  Shares Sold - Class C                                                 67,791             252,607             N/A            N/A
  Shares issued in reinvestment of dividends - Class C                   8,073               9,690             N/A            N/A
  Shares redeemed - Class C                                            (37,357)            (64,885)            N/A            N/A
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                 38,507             197,412             N/A            N/A
                                                                   -----------         -----------   -------------   ------------
  Shares Sold - Institutional Class                                        N/A                 N/A       3,391,318      5,795,146
  Shares issued in reinvestment of dividends - Institutional Class         N/A                 N/A         207,813        633,486
  Shares redeemed - Institutional Class                                    N/A                 N/A      (2,125,899)    (3,495,180)
                                                                   -----------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                      N/A                 N/A       1,473,232      2,933,452
                                                                   -----------         -----------   -------------   ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME              $    (6,956)        $    16,631   $     213,819   $    112,788
                                                                   -----------         -----------   -------------   ------------

                                       52

                                                                               INCOME                        INCOME PLUS
                                                                   -------------------------------  -----------------------------
                                                                   (UNAUDITED)                         (UNAUDITED)
                                                                   FOR THE SIX             FOR THE     FOR THE SIX        FOR THE
                                                                  MONTHS ENDED          YEAR ENDED    MONTHS ENDED     YEAR ENDED
                                                                 NOV. 30, 2001     MAY 31, 2001(1)   NOV. 30, 2001   MAY 31, 2001
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                                            $601,472,077        $395,224,004   $  49,924,235   $ 39,257,809
OPERATIONS:
  Net investment income                                             16,536,915          32,398,934       1,426,549      2,812,974
  Net realized gain (loss) on sale of investments
  and foreign currency transactions                                  4,057,365          (1,869,090)       (262,232)    (2,087,100)
  Net change in unrealized appreciation
    (depreciation) of investments                                   13,543,714          23,998,710       1,077,982      3,095,649
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   34,137,994          54,528,554   $   2,242,299      3,821,523
                                                                  ------------        ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income
    Class A                                                           (745,329)         (1,170,969)       (418,095)      (748,827)
    Class B                                                           (374,519)           (553,422)       (956,850)    (2,155,858)
    Class C                                                                N/A                 N/A         (92,680)      (183,187)
    Institutional Class                                            (16,858,400)        (30,674,541)            N/A            N/A
  Net realized gain on sale of investments
    Class A                                                                  0                   0               0              0
    Class B                                                                  0                   0               0              0
    Class C                                                                N/A                 N/A               0              0
    Institutional Class                                                      0                   0             N/A            N/A

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold - Class A                              7,707,595          12,075,180       2,424,522      6,576,348
    Reinvestment of dividends - Class A                                363,083             594,077         229,996        396,869
    Cost of shares redeemed - Class A                               (3,568,108)         (7,243,436)     (1,359,077)    (3,030,720)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                          4,502,570           5,425,821       1,295,441      3,942,497
                                                                  ------------        ------------   -------------   ------------
  Proceeds from shares sold - Class B                                4,147,244           6,512,103       3,448,131     10,057,309
  Reinvestment of dividends - Class B                                  305,696             445,797         615,397      1,270,983
  Cost of shares redeemed - Class B                                 (1,865,807)         (2,647,254)     (3,339,332)    (6,000,334)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                          2,587,133           4,310,646         724,196      5,327,958
                                                                  ------------        ------------   -------------   ------------
  Proceeds from shares sold - Class C                                      N/A                 N/A         595,565      1,763,281
  Reinvestment of dividends - Class C                                      N/A                 N/A          57,426        118,018
  Cost of shares redeemed - Class C                                        N/A                 N/A        (369,036)    (1,218,979)
                                                                  ------------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                N/A                 N/A         283,955        662,320
                                                                  ------------         -----------   -------------   ------------
  Proceeds from shares sold - Institutional Class                   36,073,213         317,764,289             N/A            N/A
  Reinvestment of dividends - Institutional Class                    2,586,671           5,414,252             N/A            N/A
  Cost of shares redeemed - Institutional Class                    (78,872,162)       (148,796,557)            N/A            N/A
                                                                  ------------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS            (40,212,278)        174,381,984             N/A            N/A
                                                                  ------------         -----------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS                                  (16,962,829)        206,248,073   $   3,078,266     10,666,426
                                                                  ------------         -----------   -------------   ------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                 $584,509,248        $601,472,077   $  53,002,501   $ 49,924,235

SHARES ISSUED AND REDEEMED:
  Shares Sold - Class A                                                806,133           1,297,871         223,014        608,002
  Shares issued in reinvestment of dividends - Class A                  37,850              64,127          21,188         36,947
  Shares redeemed - Class A                                           (373,196)           (783,219)       (124,465)      (279,850)
                                                                  ------------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                470,787             578,779         119,737        365,099
                                                                  ------------         -----------   -------------   ------------
  Shares Sold - Class B                                                435,269             699,175         315,998        931,991
  Shares issued in reinvestment of dividends - Class B                  31,912              48,176          56,681        118,265
  Shares redeemed - Class B                                           (195,824)           (286,033)       (305,837)      (555,460)
                                                                  ------------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                271,357             461,318          66,842        494,796
                                                                  ------------         -----------   -------------   ------------
  Shares Sold - Class C                                                    N/A                 N/A          54,765        163,041
  Shares issued in reinvestment of dividends - Class C                     N/A                 N/A           5,289         10,993
  Shares redeemed - Class C                                                N/A                 N/A         (33,957)      (113,330)
                                                                  ------------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                    N/A                 N/A          26,097         60,704
                                                                  ------------         -----------   -------------   ------------
  Shares Sold - Institutional Class                                  3,763,062          34,267,285             N/A            N/A
  Shares issued in reinvestment of dividends - Institutional
   Class                                                               270,136             584,171             N/A            N/A
  Shares redeemed - Institutional Class                             (8,248,440)        (16,024,726)            N/A            N/A
                                                                  ------------         -----------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                               (4,215,242)         18,826,730             N/A            N/A
                                                                  ------------         -----------   -------------   ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME             $ (1,441,449)       $       (116)  $     (30,768)  $     10,308
                                                                  ------------         -----------   -------------   ------------

                                                                   INTERMEDIATE GOVERNMENT INCOME  LIMITED TERM GOVERNMENT INCOME
                                                                   ------------------------------- ------------------------------
                                                                   (UNAUDITED)                         (UNAUDITED)
                                                                   FOR THE SIX             FOR THE     FOR THE SIX        FOR THE
                                                                  MONTHS ENDED          YEAR ENDED    MONTHS ENDED     YEAR ENDED
                                                                  NOV.30, 2001        MAY 31, 2001   NOV. 30, 2001   MAY 31, 2001
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  Beginning net assets                                            $669,351,983        $634,757,493   $ 160,167,028   $166,136,257
OPERATIONS:
  Net investment income                                             16,754,041          39,586,730       4,129,137      9,330,082
  Net realized gain (loss) on sale of investments
  and foreign currency transactions                                  7,142,005           2,890,231       1,218,943     (1,178,193)
  Net change in unrealized appreciation
    (depreciation) of investments                                   15,066,139          24,508,629       3,426,145      7,376,347
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   38,962,185          66,985,590   $   8,774,225     15,528,236
                                                                  ------------        ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                         (5,297,906)        (11,538,317)       (797,972)    (1,738,631)
    Class B                                                         (1,580,792)         (2,911,567)       (238,460)      (460,715)
    Class C                                                           (274,258)           (311,830)            N/A            N/A
    Institutional Class                                            (12,434,302)        (25,219,855)     (3,091,817)    (7,130,734)
  Net realized gain on sale of investments
    Class A                                                                  0                   0               0              0
    Class B                                                                  0                   0               0              0
    Class C                                                                  0                   0             N/A            N/A
    Institutional Class                                                      0                   0               0              0
Capital share transactions:
  Proceeds from shares sold - Class A                               32,493,236          32,275,219      73,413,314     16,165,947
  Reinvestment of dividends - Class A                                3,682,175           8,023,835         520,348      1,178,386
  Cost of shares redeemed - Class A                                (31,386,458)        (56,466,746)    (29,741,918)   (15,235,690)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                          4,788,953          16,167,692      44,191,744      2,108,643
                                                                  ------------        ------------   -------------   ------------
  Proceeds from shares sold - Class B                               14,433,045          17,366,475       4,490,819      3,696,229
  Reinvestment of dividends - Class B                                1,201,430           2,144,652         188,347        359,741
  Cost of shares redeemed - Class B                                 (8,827,665)        (11,645,249)     (1,550,075)    (2,590,289)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                          6,806,810           7,865,878       3,129,091      1,465,681
                                                                  ------------        ------------   -------------   ------------
  Proceeds from shares sold - Class C                                8,419,550           7,391,539             N/A            N/A
  Reinvestment of dividends - Class C                                  186,069             224,568             N/A            N/A
  Cost of shares redeemed - Class C                                 (2,268,143)         (3,703,258)            N/A            N/A
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                          6,337,476           3,912,849             N/A            N/A
                                                                  ------------        ------------   -------------   ------------
    Proceeds from shares sold - Institutional Class                 51,639,024         104,803,709      28,903,735     21,798,454
    Reinvestment of dividends - Institutional Class                  2,087,023           3,605,281         974,097      2,022,885
    Cost of shares redeemed - Institutional Class                  (44,433,821)        (96,429,556)    (18,329,239)   (39,563,048)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS              9,292,226          11,979,434      11,548,593    (15,741,709)
                                                                  ------------        ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS                                  $46,600,392          34,594,490   $  63,515,404     (5,969,229)
                                                                  ------------        ------------   -------------   ------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                 $715,952,375        $669,351,983   $ 223,682,432   $160,167,028

SHARES ISSUED AND REDEEMED:
  Shares Sold - Class A                                              2,875,349           2,923,482       7,318,460      1,644,244
  Shares issued in reinvestment of dividends - Class A                 327,330             734,491          51,844        121,151
  Shares redeemed - Class A                                         (2,771,918)         (5,151,915)     (2,977,130)    (1,557,703)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                430,761          (1,493,942)      4,393,174        207,692
                                                                  ------------        ------------   -------------   ------------
  Shares Sold - Class B                                              1,275,094           1,568,430         446,471        376,737
  Shares issued in reinvestment of dividends - Class B                 106,849             196,185          18,761         36,945
  Shares redeemed - Class B                                           (782,282)         (1,062,604)       (154,745)      (267,183)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                599,661             702,011         310,487        146,499
                                                                  ------------        ------------   -------------   ------------
  Shares Sold - Class C                                                744,403             664,048             N/A            N/A
  Shares issued in reinvestment of dividends - Class C                  16,557              20,510             N/A            N/A
  Shares redeemed - Class C                                           (202,445)           (334,855)            N/A            N/A
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                558,515             349,703             N/A            N/A
                                                                  ------------        ------------   -------------   ------------
  Shares Sold - Institutional Class                                  4,559,553           9,520,950       2,945,223      2,270,667
  Shares issued in reinvestment of dividends - Institutional
   Class                                                               185,436             329,688          98,842        211,859
  Shares redeemed - Institutional Class                             (3,930,116)         (8,791,622)     (1,861,853)    (4,165,913)
                                                                  ------------        ------------   -------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS                                                  814,873           1,059,016       1,182,212     (1,683,387)
                                                                   -----------         -----------   -------------   ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME             $ (2,602,278)       $    230,939   $      (5,022)  $     (5,026)
                                                                   -----------         -----------   -------------   ------------

                                                                                  STABLE INCOME              TACTICAL MATURITY BOND
                                                                         --------------------------------    ----------------------
                                                                         (UNAUDITED)                               (UNAUDITED)
                                                                         FOR THE SIX              FOR THE            FOR THE
                                                                        MONTHS ENDED           YEAR ENDED         PERIOD ENDED
                                                                        NOV. 30,2001       MAY 31,2001(4)       NOV. 30, 2001(5)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning Net Assets                                                  $  227,568,508       $202,718,671            $         0
OPERATIONS:
  Net investment income                                                      5,497,156         11,392,004                  2,629
  Net realized gain (loss) on sale of investments and foreign currency
    transactions                                                               675,716            466,172                      0
  Net change in unrealized appreciation (depreciation) of investments         (684,952)         3,451,628                 20,130
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              5,487,920         15,309,804                 22,759
                                                                        --------------       ------------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                                   (767,141)          (615,021)                   N/A
    Class B                                                                   (184,398)          (186,025)                   N/A
    Class C                                                                        N/A                N/A                    N/A
    Institutional Class                                                     (4,457,443)       (10,741,801)                     0
  Net realized gain on sale of investments
    Class A                                                                          0                  0                    N/A
    Class B                                                                          0                  0                    N/A
    Class C                                                                        N/A                N/A                    N/A
    Institutional Class                                                              0                  0                      0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                                       62,999,307         13,235,899                    N/A
  Reinvestment of dividends - Class A                                          627,203            450,385                    N/A
  Cost of shares redeemed - Class A                                         (9,157,815)        (3,594,153)                   N/A
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                                                    54,468,695         10,092,131                    N/A
                                                                        --------------       ------------            -----------
  Proceeds from shares sold - Class B                                        8,577,797          6,015,177                    N/A
  Reinvestment of dividends - Class B                                          157,239            162,185                    N/A
  Cost of shares redeemed - Class B                                         (1,387,952)        (1,083,991)                   N/A
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                                                     7,347,084          5,093,371                    N/A
                                                                        --------------       ------------            -----------
  Proceeds from shares sold - CLASS C                                              N/A                N/A                    N/A
  Reinvestment of dividends - CLASS C                                              N/A                N/A                    N/A
  Cost of shares redeemed - CLASS C                                                N/A                N/A                    N/A
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                                                           N/A                N/A                    N/A
                                                                        --------------       ------------            -----------
  Proceeds from shares sold - Institutional Class                          109,331,541        101,992,098              8,649,412
  Reinvestment of dividends - Institutional Class                            3,390,088          8,547,654                      0
  Cost of shares redeemed - Institutional Class                            (71,471,783)      (104,572,374)                (6,284)
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                                        41,249,846          5,897,378              8,643,128
                                                                        --------------       ------------            -----------
INCREASE (DECREASE) IN NET ASSETS                                       $  103,144,563         24,849,837              8,665,887
                                                                        --------------       ------------            -----------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                       $  330,713,071       $227,568,508            $ 8,665,887
                                                                        --------------       ------------            -----------
SHARES ISSUED AND REDEEMED:
  Shares Sold - Class A                                                      6,037,788          1,266,744                    N/A
  Shares issued in reinvestment of dividends - Class A                          60,306             43,850                    N/A
  Shares redeemed - Class A                                                   (878,782)          (348,648)                   N/A
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                      5,219,312            961,946                    N/A
                                                                        --------------       ------------            -----------
  Shares Sold - Class B                                                        824,010            582,641                    N/A
  Shares issued in reinvestment of dividends - Class B                          15,128             15,787                    N/A
  Shares redeemed - Class B                                                   (133,258)          (105,593)                   N/A
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                        705,880            492,835                    N/A
                                                                        --------------       ------------            -----------
  Shares Sold - class C                                                            N/A                N/A                    N/A
  Shares issued in reinvestment of dividends - Class C                             N/A                N/A                    N/A
  Shares redeemed - Class C                                                        N/A                N/A                    N/A
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                            N/A                N/A                    N/A
                                                                        --------------       ------------            -----------
  Shares Sold - Institutional Class                                         10,481,623          9,902,431                864,941
  Shares issued in reinvestment of dividends - Institutional Class             325,852            833,499                      0
  Shares redeemed - Institutional Class                                     (6,849,809)       (10,191,412)                  (626)
                                                                        --------------       ------------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS          3,957,666            544,518                864,315
                                                                        --------------       ------------            -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $      178,548       $     90,374            $     2,629
                                                                        --------------       ------------            -----------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS                        INCOME FUNDS

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS

(1) "Proceeds from shares sold" includes $950,770 for Class A, and "Shares sold" includes 100,942 for Class A as a result of the consolidation of the First Security Achievement Intermediate Term Bond Fund. "Proceeds from shares sold" includes $136,477,510 for Institutional Class shares, and "Shares sold" includes 14,503,776 for Institutional Class shares as a result of the consolidation of the First Security Achievement Intermediate Term Bond Fund.

(2) "Proceeds from shares sold" included $20, 612,077 for Institutional shares, and "Shares sold" includes 1,864,020 for Institutional shares as a result of the consolidation of the Brenton Intermediate Government Income Fund.

(3) "Proceeds from shares sold" includes $43,508,333 for Class A, and "Shares sold" includes 4,334,441 for Class A as a result of the consolidation of the Wells Fargo Variable Rate Government Fund.

(4) "Proceeds from shares sold" includes $141,826 for Class A, and "Shares sold" includes 13,731 for Class A as a result of the consolidation of the First Security Achievement Short Term Bond Fund.

(5) This Fund commenced operations on November 28, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                    NET REALIZED
                                                            BEGINNING                        AND     DIVIDENDS   DISTRIBUTIONS
                                                            NET ASSET         NET     UNREALIZED      FROM NET        FROM NET
                                                            VALUE PER  INVESTMENT GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                                SHARE      INCOME    INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.15        0.26           0.22         (0.27)              0
June 1, 2000 to May 31, 2001                                $    8.72        0.58           0.47         (0.62)              0
July 1, 1999(3) to May 31, 2000                             $    9.62        0.59          (0.90)        (0.59)              0
July 1, 1998 to June 30, 1999                               $   10.03        0.62          (0.37)        (0.62)          (0.04)
April 1, 1998(4) to June 30, 1998                           $   10.00        0.17           0.03         (0.17)              0
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.15        0.23           0.22         (0.24)              0
June 1, 2000 to May 31, 2001                                $    8.72        0.53           0.45         (0.55)              0
July 1, 1999(3) to May 31, 2000                             $    9.62        0.52          (0.90)        (0.52)              0
July 1, 1998 to June 30, 1999                               $   10.03        0.55          (0.37)        (0.55)          (0.04)
April 1, 1998(4) to June 30, 1998                           $   10.00        0.15          (0.03)        (0.15)              0
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.15        0.23           0.22         (0.24)              0
June 1, 2000 to May 31, 2001                                $    8.72        0.54           0.44         (0.55)              0
July 1, 1999(3) to May 31, 2000                             $    9.62        0.52          (0.90)        (0.52)              0
July 1, 1998 to June 30, 1999                               $   10.03        0.55          (0.37)        (0.55)          (0.04)
April 1, 1998(4) to June 30, 1998                           $   10.00        0.15           0.03         (0.15)              0

DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   25.68        0.63           0.39         (0.62)              0
June 1, 2000 to May 31, 2001                                $   25.22        1.43           1.44         (2.41)              0
June 1, 1999 to May 31, 2000                                $   26.11        1.43          (0.63)        (1.16)          (0.53)
June 1, 1998 to May 31, 1999                                $   27.03        1.34          (0.17)        (1.43)          (0.66)
June 1, 1997 to May 31, 1998                                $   25.60        1.61           1.51         (1.66)          (0.03)
June 1, 1996 to May 31, 1997                                $   26.03        1.59           0.01         (1.69)          (0.34)

INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.33        0.25           0.27         (0.27)              0
June 1, 2000 to May 31, 2001                                $    8.86        0.57           0.47         (0.57)              0
June 1, 1999 to May 31, 2000                                $    9.48        0.59          (0.62)        (0.59)              0
June 1, 1998 to May 31, 1999                                $    9.79        0.59          (0.31)        (0.59)              0
June 1, 1997 to May 31, 1998                                $    9.27        0.61           0.52         (0.61)              0
June 1, 1996 to May 31, 1997                                $    9.27        0.62              0         (0.62)              0
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.32        0.22           0.27         (0.24)              0
June 1, 2000 to May 31, 2001                                $    8.84        0.50           0.48         (0.50)              0
June 1, 1999 to May 31, 2000                                $    9.46        0.53          (0.62)        (0.53)              0
June 1, 1998 to May 31, 1999                                $    9.77        0.52          (0.31)        (0.52)              0
June 1, 1997 to May 31, 1998                                $    9.26        0.54           0.51         (0.54)              0
June 1, 1996 to May 31, 1997                                $    9.26        0.55              0         (0.55)              0
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.32        0.26           0.27         (0.28)              0
June 1, 2000 to May 31, 2001                                $    8.85        0.60           0.47         (0.60)              0
June 1, 1999 to May 31, 2000                                $    9.47        0.61          (0.62)        (0.61)              0
June 1, 1998 to May 31, 1999                                $    9.78        0.59          (0.31)        (0.59)              0
June 1, 1997 to May 31, 1998                                $    9.27        0.61           0.51         (0.61)              0
June 1, 1996 to May 31, 1997                                $    9.26        0.62           0.01         (0.62)              0

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   10.80        0.33           0.17         (0.34)              0
June 1, 2000 to May 31, 2001                                $   10.60        0.72           0.31         (0.83)              0
July 1, 1999(3) to May 31, 2000                             $   12.04        0.79          (1.44)        (0.79)              0
July 13, 1998(4) to June 30, 1999                           $   12.50        0.77          (0.46)        (0.77)              0
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   10.80        0.29           0.17         (0.30)              0
June 1, 2000 to May 31, 2001                                $   10.61        0.65           0.29         (0.75)              0
July 1, 1999(3) to May 31, 2000                             $   12.05        0.72          (1.44)        (0.72)              0
July 13, 1998(4) to June 30, 1999                           $   12.50        0.68          (0.45)        (0.68)              0

                                       56

                                                                          ENDING
                                                                       NET ASSET       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                            RETURN OF  VALUE PER      ----------------------------------------
                                                              CAPITAL      SHARE     NET INVESTMENT          NET          GROSS
                                                                                             INCOME     EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $  9.36              5.71%        1.00%          1.82%
June 1, 2000 to May 31, 2001                                        0     $  9.15              6.59%        1.00%          1.66%
July 1, 1999(3) to May 31, 2000                                     0     $  8.72              6.95%        1.00%          1.59%
July 1, 1998 to June 30, 1999                                       0     $  9.62              6.21%        0.93%          2.10%
April 1, 1998(4) to June 30, 1998                                   0     $ 10.03              6.47%        0.56%          3.74%
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $  9.36              4.95%        1.75%          2.67%
June 1, 2000 to May 31, 2001                                        0     $  9.15              5.84%        1.75%          2.45%
July 1, 1999(3) to May 31, 2000                                     0     $  8.72              6.16%        1.75%          2.37%
July 1, 1998 to June 30, 1999                                       0     $  9.62              5.43%        1.68%          2.65%
April 1, 1998(4) to June 30, 1998                                   0     $ 10.03              5.47%        1.35%          4.30%
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $  9.36              4.95%        1.75%          2.62%
June 1, 2000 to May 31, 2001                                        0     $  9.15              5.74%        1.75%          2.62%
July 1, 1999(3) to May 31, 2000                                     0     $  8.72              6.16%        1.75%          2.43%
July 1, 1998 to June 30, 1999                                       0     $  9.62              5.39%        1.70%          2.94%
April 1, 1998(4) to June 30, 1998                                   0     $ 10.03              5.57%        1.34%          8.58%

DIVERSIFIED BOND FUND

-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $ 26.08              4.86%        0.70%(5)       0.84%(5)
June 1, 2000 to May 31, 2001                                        0     $ 25.68              5.75%        0.70%(5)       0.83%(5)
June 1, 1999 to May 31, 2000                                        0     $ 25.22              5.80%        0.70%(5)       0.92%(5)
June 1, 1998 to May 31, 1999                                        0     $ 26.11              5.58%        0.70%(5)       1.07%(5)
June 1, 1997 to May 31, 1998                                        0     $ 27.03              5.98%        0.70%(5)       1.02%(5)
June 1, 1996 to May 31, 1997                                        0     $ 25.60              6.19%        0.70%          0.77%

INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $  9.58              5.28%        1.00%          1.14%
June 1, 2000 to May 31, 2001                                        0     $  9.33              6.18%        1.00%          1.10%
June 1, 1999 to May 31, 2000                                        0     $  8.86              6.50%        0.90%          1.05%
June 1, 1998 to May 31, 1999                                        0     $  9.48              5.98%        0.75%          1.08%
June 1, 1997 to May 31, 1998                                        0     $  9.79              6.29%        0.75%          1.14%
June 1, 1996 to May 31, 1997                                        0     $  9.27              6.59%        0.75%          1.17%
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $  9.57              4.50%        1.75%          2.15%
June 1, 2000 to May 31, 2001                                        0     $  9.32              5.39%        1.75%          1.99%
June 1, 1999 to May 31, 2000                                        0     $  8.84              5.74%        1.65%          1.93%
June 1, 1998 to May 31, 1999                                        0     $  9.46              5.22%        1.50%          2.13%
June 1, 1997 to May 31, 1998                                        0     $  9.77              5.54%        1.50%          2.19%
June 1,1996 to May 31, 1997                                         0     $  9.26              5.87%        1.50%          2.25%
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $  9.57              5.54%        0.75%          0.76%
June 1, 2000 to May 31, 2001                                        0     $  9.32              6.42%        0.75%          0.76%
June 1, 1999 to May 31, 2000                                        0     $  8.85              6.65%        0.75%          0.82%
June 1, 1998 to May 31, 1999                                        0     $  9.47              6.00%        0.75%          0.92%
June 1, 1997 to May 31, 1998                                        0     $  9.78              6.32%        0.75%          0.92%
June 1, 1996 to May 31, 1997                                        0     $  9.27              6.59%        0.75%          1.02%

INCOME PLUS FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $ 10.96              6.07%        1.10%          1.44%
June 1, 2000 to May 31, 2001                                        0     $ 10.80              6.97%        1.10%          1.44%
July 1, 1999(3) to May 31, 2000                                     0     $ 10.60              7.56%        1.08%          1.41%
July 13, 1998(4) to June 30, 1999                                   0     $ 12.04              6.95%        0.66%          1.62%
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $ 10.96              5.30%        1.85%          2.30%
June 1, 2000 to May 31, 2001                                        0     $ 10.80              6.26%        1.85%          2.21%
July 1, 1999(3) to May 31, 2000                                     0     $ 10.61              6.77%        1.86%          2.18%
July 13, 1998(4) to June 30, 1999                                   0     $ 12.05              6.25%        1.50%          2.14%

                                                                                         PORTFOLIO               NET ASSETS AT
                                                                          TOTAL           TURNOVER               END OF PERIOD
                                                                      RETURN(2)               RATE             (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND

A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.34%                55%                  $   6,451
June 1, 2000 to May 31, 2001                                              12.30%                91%                  $   6,363
July 1, 1999(3) to May 31, 2000                                           (3.36)%              103%                  $   5,062
July 1, 1998 to June 30, 1999                                              2.45%               115%                  $   5,482
April 1, 1998(4) to June 30, 1998                                          1.98%                33%                  $   5,503
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.94%                55%                  $  12,566
June 1, 2000 to May 31, 2001                                              11.46%                91%                  $  11,220
July 1, 1999(3) to May 31, 2000                                           (4.03)%              103%                  $   9,494
July 1, 1998 to June 30, 1999                                              1.68%               115%                  $  11,311
April 1, 1998(4) to June 30, 1998                                          1.81%                33%                  $   4,595
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.94%                55%                  $   3,324
June 1, 2000 to May 31, 2001                                              11.46%                91%                  $   2,895
July 1, 1999(3) to May 31, 2000                                           (4.02)%              103%                  $   1,039
July 1, 1998 to June 30, 1999                                              1.67%               115%                  $   1,994
April 1, 1998(4) to June 30, 1998                                          1.78%                33%                  $     299

DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.01%                41%(8)               $ 311,664
June 1, 2000 to May 31, 2001                                              11.74%               113%(8)               $ 269,121
June 1, 1999 to May 31, 2000                                               3.22%                68%(8)               $ 190,283
June 1, 1998 to May 31, 1999                                               4.15%                77%(8)               $ 179,133
June 1, 1997 to May 31, 1998                                              12.39%                91%(8)               $ 134,831
June 1, 1996 to May 31, 1997                                               6.23%                57%                  $ 162,310

INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.64%                49%                  $  28,335
June 1, 2000 to May 31, 2001                                              12.01%               109%                  $  23,196
June 1, 1999 to May 31, 2000                                              (0.23)%              124%                  $  16,895
June 1, 1998 to May 31, 1999                                               2.81%               202%                  $  13,731
June 1, 1997 to May 31, 1998                                              12.47%               167%                  $   7,661
June 1, 1996 to May 31, 1997                                               6.79%               231%                  $   5,142
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.25%                49%                  $  16,327
June 1, 2000 to May 31, 2001                                              11.30%               109%                  $  13,368
June 1, 1999 to May 31, 2000                                              (1.00)%              124%                  $   8,611
June 1, 1998 to May 31, 1999                                               2.03%               202%                  $   7,726
June 1, 1997 to May 31, 1998                                              11.52%               167%                  $   4,855
June 1, 1996 to May 31, 1997                                               6.03%               231%                  $   3,349
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.78%                49%                  $ 539,848
June 1, 2000 to May 31, 2001                                              12.29%               109%                  $ 564,908
June 1, 1999 to May 31, 2000                                              (0.10)%              124%                  $ 369,719
June 1, 1998 to May 31, 1999                                               2.81%               202%                  $ 348,472
June 1, 1997 to May 31, 1998                                              12.35%               167%                  $ 290,566
June 1, 1996 to May 31, 1997                                               6.90%               231%                  $ 258,207

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.69%                30%                  $  13,968
June 1, 2000 to May 31, 2001                                              10.06%                63%                  $  12,468
July 1, 1999(3) to May 31, 2000                                           (5.56)%               95%                  $   8,371
July 13, 1998(4) to June 30, 1999                                          2.52%               176%                  $  11,223
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.30%                30%                  $  35,447
June 1, 2000 to May 31, 2001                                               9.14%                63%                  $  34,203
July 1, 1999(3) to May 31, 2000                                           (6.19)%               95%                  $  28,336
July 13, 1998(4) to June 30, 1999                                          1.87%               176%                  $  36,892

                                                                                    NET REALIZED
                                                            BEGINNING                        AND     DIVIDENDS   DISTRIBUTIONS
                                                            NET ASSET         NET     UNREALIZED      FROM NET        FROM NET
                                                            VALUE PER  INVESTMENT GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                                SHARE      INCOME    INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   10.80        0.30           0.16         (0.30)             0
June 1, 2000 to May 31, 2001                                $   10.61        0.65           0.29         (0.75)             0
July 1, 1999(3) to May 31, 2000                             $   12.05        0.72          (1.44)        (0.72)             0
July 13, 1998(4) to June 30, 1999                           $   12.50        0.68          (0.45)        (0.68)             0

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   11.02        0.27           0.36         (0.31)             0
June 1, 2000 to May 31, 2001                                $   10.56        0.67           0.46         (0.67)             0
June 1, 1999 to May 31, 2000                                $   11.04        0.64          (0.44)        (0.68)             0
June 1, 1998 to May 31, 1999                                $   11.22        0.64          (0.17)        (0.65)             0
June 1, 1997 to May 31, 1998                                $   10.84        0.77           0.31         (0.70)             0
June 1, 1996 to May 31, 1997                                $   10.89        0.73          (0.05)        (0.73)             0
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   11.01        0.23           0.36         (0.27)             0
June 1, 2000 to May 31, 2001                                $   10.55        0.58           0.47         (0.59)             0
June 1, 1999 to May 31, 2000                                $   11.04        0.62          (0.51)        (0.60)             0
June 1, 1998 to May 31, 1999                                $   11.21        0.53          (0.13)        (0.57)             0
June 1, 1997 to May 31, 1998                                $   10.83        0.69           0.31         (0.62)             0
June 1, 1996 to May 31, 1997                                $   10.89        0.64          (0.05)        (0.65)             0
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   11.01        0.22           0.36         (0.27)             0
June 1, 2000 to May 31, 2001                                $   10.55        0.58           0.47         (0.59)             0
November 8, 1999(4) to May 31, 2000                         $   10.86        0.32          (0.31)        (0.32)             0
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   11.02        0.29           0.36         (0.33)             0
June 1, 2000 to May 31, 2001                                $   10.56        0.69           0.47         (0.70)             0
June 1, 1999 to May 31, 2000                                $   11.05        0.70          (0.50)        (0.69)             0
June 1, 1998 to May 31, 1999                                $   11.22        0.66          (0.18)        (0.65)             0
June 1, 1997 to May 31, 1998                                $   10.84        0.71           0.37         (0.70)             0
June 1, 1996 to May 31, 1997                                $   10.89        0.72          (0.04)        (0.73)             0

LIMITED TERM GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.83        0.23           0.26         (0.23)             0
June 1, 2000 to May 31, 2001                                $    9.44        0.57           0.39         (0.57)             0
July 1, 1999(3) to May 31, 2000                             $    9.74        0.50          (0.30)        (0.50)             0
July 1, 1998 to June 30, 1999                               $    9.97        0.57          (0.23)        (0.57)             0
April 1, 1998(6) to June 30, 1998                           $    9.95        0.13           0.02         (0.13)             0
April 1, 1997 to March 31, 1998                             $    9.64        0.51           0.31         (0.51)             0
October 1, 1996(7) to March 31, 1997                        $    9.73        0.34          (0.09)        (0.34)             0
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.83         0.2           0.26         (0.20)             0
June 1, 2000 to May 31, 2001                                $    9.44        0.50           0.39         (0.50)             0
July 1, 1999(3) to May 31, 2000                             $    9.74        0.43          (0.30)        (0.43)             0
July 1, 1998 to June 30, 1999                               $    9.97        0.50          (0.23)        (0.50)             0
June 15, 1998(4) to June 30, 1998                           $   10.03        0.02          (0.06)        (0.02)             0
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $    9.64        0.24           0.26         (0.24)             0
June 1, 2000 to May 31, 2001                                $    9.26        0.59           0.38         (0.59)             0
July 1, 1999(3) to May 31, 2000                             $    9.55        0.51          (0.29)        (0.51)             0
July 1, 1998 to June 30, 1999                               $    9.78        0.56          (0.23)        (0.56)             0
April 1, 1998(6) to June 30, 1998                           $    9.76        0.13           0.02         (0.13)             0
April 1, 1997 to March 31, 1998                             $    9.45        0.51           0.31         (0.51)             0
October 1, 1996(7) to March 31, 1997                        $    9.54        0.34          (0.09)        (0.34)             0

STABLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   10.36        0.21           0.02         (0.21)             0
June 1, 2000 to May 31, 2001                                $   10.15        0.57           0.22         (0.58)             0
June 1, 1999 to May 31, 2000                                $   10.26        0.54          (0.11)        (0.54)             0
June 1, 1998 to May 31, 1999                                $   10.31        0.54          (0.06)        (0.53)             0
June 1, 1997 to May 31, 1998                                $   10.24        0.58           0.06         (0.57)             0
June 1, 1996 to May 31, 1997                                $   10.20        0.58           0.04         (0.58)             0

                                       58

                                                                          ENDING
                                                                       NET ASSET      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                            RETURN OF  VALUE PER      ----------------------------------------
                                                              CAPITAL      SHARE     NET INVESTMENT          NET          GROSS
                                                                                             INCOME     EXPENSES    EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 10.96              5.31%         1.85%          2.40%
June 1, 2000 to May 31, 2001                                        0    $ 10.80              6.26%         1.85%          2.27%
July 1, 1999(3) to May 31, 2000                                     0    $ 10.61              6.80%         1.83%          2.27%
July 13, 1998(4) to June 30, 1999                                   0    $ 12.05              6.23%         1.47%          2.49%

INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 11.34              4.71%         0.96%          1.32%
June 1, 2000 to May 31, 2001                                        0    $ 11.02              6.06%         0.96%          1.22%
June 1, 1999 to May 31, 2000                                        0    $ 10.56              6.29%         0.94%          1.16%
June 1, 1998 to May 31, 1999                                        0    $ 11.04              5.76%         0.68%          0.87%
June 1, 1997 to May 31, 1998                                        0    $ 11.22              6.35%         0.68%          0.86%
June 1, 1996 to May 31, 1997                                        0    $ 10.84              6.58%         0.68%          0.80%
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 11.33              3.95%         1.71%          1.86%
June 1, 2000 to May 31, 2001                                        0    $ 11.01              5.30%         1.71%          1.84%
June 1, 1999 to May 31, 2000                                        0    $ 10.55              5.55%         1.68%          1.83%
June 1, 1998 to May 31, 1999                                        0    $ 11.04              5.01%         1.43%          1.91%
June 1, 1997 to May 31, 1998                                        0    $ 11.21              5.60%         1.43%          1.85%
June 1, 1996 to May 31, 1997                                        0    $ 10.83              5.80%         1.42%          1.85%
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 11.32              3.93%         1.71%          1.84%
June 1, 2000 to May 31, 2001                                        0    $ 11.01              5.28%         1.71%          1.85%
November 8, 1999(4) to May 31, 2000                                 0    $ 10.55              5.54%         1.71%          1.90%
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 11.34              4.99%         0.68%          0.69%
June 1, 2000 to May 31, 2001                                        0    $ 11.02              6.34%         0.68%          0.74%
June 1, 1999 to May 31, 2000                                        0    $ 10.56              6.43%         0.68%          0.75%
June 1, 1998 to May 31, 1999                                        0    $ 11.05              5.77%         0.68%          0.72%
June 1, 1997 to May 31, 1998                                        0    $ 11.22              6.35%         0.68%          0.72%
June 1, 1996 to May 31, 1997                                        0    $ 10.84              6.57%         0.68%          0.72%

LIMITED TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 10.09              4.70%         0.96%          1.25%
June 1, 2000 to May 31, 2001                                        0    $  9.83              5.84%         0.96%          1.19%
July 1, 1999(3) to May 31, 2000                                     0    $  9.44              5.62%         0.96%          1.21%
July 1, 1998 to June 30, 1999                                       0    $  9.74              5.66%         0.96%          1.21%
April 1, 1998(6) to June 30, 1998                                   0    $  9.97              5.36%         0.96%          1.24%
April 1, 1997 to March 31, 1998                                     0    $  9.95              5.19%         0.78%          1.30%
October 1, 1996(7) to March 31, 1997                                0    $  9.64              6.96%         0.71%          1.12%
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 10.09              3.91%         1.71%          1.94%
June 1, 2000 to May 31, 2001                                        0    $  9.83              5.08%         1.71%          1.91%
July 1, 1999(3) to May 31, 2000                                     0    $  9.44              4.89%         1.69%          1.96%
July 1, 1998 to June 30, 1999                                       0    $  9.74              4.95%         1.66%          1.99%
June 15, 1998(4) to June 30, 1998                                   0    $  9.97              5.08%         1.66%          1.97%
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $  9.90              4.98%         0.68%          0.69%
June 1, 2000 to May 31, 2001                                        0    $  9.64              6.13%         0.68%          0.80%
July 1, 1999(3) to May 31, 2000                                     0    $  9.26              5.87%         0.72%          0.90%
July 1, 1998 to June 30, 1999                                       0    $  9.55              5.72%         0.91%          1.08%
April 1, 1998(6) to June 30, 1998                                   0    $  9.78              5.44%         0.91%          1.08%
April 1, 1997 to March 31, 1998                                     0    $  9.76              5.28%         0.69%          1.07%
October 1, 1996(7) to March 31, 1997                                0    $  9.45              7.01%         0.65%          1.02%

STABLE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0    $ 10.38              3.88%         0.90%(5)       1.06%(5)
June 1, 2000 to May 31, 2001                                        0    $ 10.36              5.44%         0.90%(5)       1.09%(5)
June 1, 1999 to May 31, 2000                                        0    $ 10.15              5.29%         0.79%(5)       0.96%(5)
June 1, 1998 to May 31, 1999                                        0    $ 10.26              5.11%         0.65%(5)       0.95%(5)
June 1, 1997 to May 31, 1998                                        0    $ 10.31              5.74%         0.65%(5)       0.91%(5)
June 1, 1996 to May 31, 1997                                        0    $ 10.24              5.69%         0.65%          0.87%

                                                                                         PORTFOLIO               NET ASSETS AT
                                                                            TOTAL         TURNOVER               END OF PERIOD
                                                                         RETURN(2)            RATE             (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.30%                30%                  $   3,588
June 1, 2000 to May 31, 2001.                                              9.14%                63%                  $   3,253
July 1, 1999(3) to May 31, 2000                                           (6.19)%               95%                  $   2,550
July 13, 1998(4) to June 30, 1999.                                         1.87%               176%                  $   3,037

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.79%                 3%                  $ 195,888
June 1, 2000 to May 31, 2001                                              10.94%                57%                  $ 185,638
June 1, 1999 to May 31, 2000                                               1.92%               139%                  $ 193,615
June 1, 1998 to May 31, 1999                                               4.21%               124%                  $  18,594
June 1, 1997 to May 31, 1998                                              10.19%                97%                  $  14,325
June 1, 1996 to May 31, 1997                                               6.36%               183%                  $  13,038
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.41%                 3%                  $  70,046
June 1, 2000 to May 31, 2001                                              10.12%                57%                  $  61,482
June 1, 1999 to May 31, 2000                                               1.06%               139%                  $  51,495
June 1, 1998 to May 31, 1999                                               3.53%               124%                  $   8,540
June 1, 1997 to May 31, 1998                                               9.38%                97%                  $   8,277
June 1, 1996 to May 31, 1997                                               5.51%               183%                  $   8,970
C SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.33%                 3%                  $  14,950
June 1, 2000 to May 31, 2001                                              10.16%                57%                  $   8,386
November 8, 1999(4) to May 31, 2000                                        1.07%               139%                  $   4,348
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.94%                 3%                  $ 435,068
June 1, 2000 to May 31, 2001                                              11.25%                57%                  $ 413,846
June 1, 1999 to May 31, 2000                                               1.94%               139%                  $ 385,299
June 1, 1998 to May 31, 1999                                               4.30%               124%                  $ 420,305
June 1, 1997 to May 31, 1998                                              10.19%                97%                  $ 400,346
June 1, 1996 to May 31, 1997                                               6.36%               183%                  $ 371,278

LIMITED TERM GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.06%                57%                  $  78,431
June 1, 2000 to May 31, 2001                                              10.38%               126%                  $  33,192
July 1, 1999(3) to May 31, 2000                                            2.08%                80%                  $  29,928
July 1, 1998 to June 30, 1999.                                             3.37%               116%                  $  42,956
April 1, 1998(6) to June 30, 1998.                                         1.54%                12%                  $  38,149
April 1, 1997 to March 31, 1998                                            8.69%                48%                  $  29,694
October 1, 1996(7) to March 31, 1997                                       2.57%                52%                  $  33,920
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              4.67%                57%                  $  14,089
June 1, 2000 to May 31, 2001                                               9.56%               126%                  $  10,666
July 1, 1999(3) to May 31, 2000                                            1.39%                80%                  $   8,864
July 1, 1998 to June 30, 1999                                              2.65%               116%                  $   9,643
June 15, 1998(4) to June 30, 1998                                         (0.38)%               12%                  $   7,514
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              5.26%                57%                  $ 131,161
June 1, 2000 to May 31, 2001                                              10.66%               126%                  $ 116,309
July 1, 1999(3) to May 31, 2000                                            2.34%                80%                  $ 127,344
July 1, 1998 to June 30, 1999                                              3.38%               116%                  $  79,789
April 1, 1998(6) to June 30, 1998                                          1.56%                12%                  $  90,146
April 1, 1997 to March 31, 1998                                            8.85%                48%                  $  51,973
October 1, 1996(7) to March 31, 1997                                       2.58%                52%                  $  60,150

STABLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              2.20%                19%(8)               $  73,265
June 1, 2000 to May 31, 2001                                               7.98%                37%(8)               $  19,054
June 1, 1999 to May 31, 2000                                               4.28%                40%(8)               $   8,912
June 1, 1998 to May 31, 1999                                               4.74%                29%(8)               $   8,559
June 1, 1997 to May 31, 1998                                               6.38%                37%(8)               $   8,561
June 1, 1996 to May 31, 1997                                               6.24%                41%                  $  12,451

                                                                                    NET REALIZED
                                                            BEGINNING                        AND     DIVIDENDS   DISTRIBUTIONS
                                                            NET ASSET         NET     UNREALIZED      FROM NET        FROM NET
                                                            VALUE PER  INVESTMENT GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                                SHARE      INCOME    INVESTMENTS        INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   10.35        0.18           0.01         (0.17)             0
June 1, 2000 to May 31, 2001                                $   10.14        0.49           0.23         (0.51)             0
June 1, 1999 to May 31, 2000                                $   10.26        0.46          (0.12)        (0.46)             0
June 1, 1998 to May 31, 1999                                $   10.30        0.44          (0.04)        (0.44)             0
June 1, 1997 to May 31, 1998                                $   10.24        0.51           0.04         (0.49)             0
June 1, 1996 to May 31, 1997                                $   10.20        0.52           0.02         (0.50)             0
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)               $   10.36        0.22           0.02         (0.22)             0
June 1, 2000 to May 31, 2001                                $   10.15        0.60           0.21         (0.60)             0
June 1, 1999 to May 31, 2000                                $   10.27        0.55          (0.12)        (0.55)             0
June 1, 1998 to May 31, 1999                                $   10.30        0.52          (0.02)        (0.53)             0
June 1, 1997 to May 31, 1998                                $   10.24        0.58           0.05         (0.57)             0
June 1, 1996 to May 31, 1997                                $   10.20        0.58           0.04         (0.58)             0

TACTICAL MATURITY BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
NOVEMBER 29, 2001(4) TO NOVEMBER 30, 2001 (UNAUDITED)       $   10.00        0.00           0.03          0.00              0

                                       60

                                                                          ENDING
                                                                        NET ASSET      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                            RETURN OF   VALUE PER      ----------------------------------------
                                                              CAPITAL       SHARE    NET INVESTMENT         NET          GROSS
                                                                                             INCOME    EXPENSES    EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $ 10.37              3.22%       1.65%(5)       1.90%(5)
June 1, 2000 to May 31, 2001                                        0     $ 10.35              4.65%       1.65%(5)       2.00%(5)
June 1, 1999 to May 31, 2000                                        0     $ 10.14              4.54%       1.54%(5)       1.95%(5)
June 1, 1998 to May 31, 1999                                        0     $ 10.26              4.34%       1.40%(5)       2.15%(5)
June 1, 1997 to May 31, 1998                                        0     $ 10.30              4.94%       1.40%(5)       2.31%(5)
June 1, 1996 to May 31, 1997                                        0     $ 10.24              4.96%       1.39%          2.89%
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                       0     $ 10.38              4.29%       0.65%(5)       0.77%(5)
June 1, 2000 to May 31, 2001                                        0     $ 10.36              5.78%       0.65%(5)       0.78%(5)
June 1, 1999 to May 31, 2000                                        0     $ 10.15              5.44%       0.65%(5)       0.77%(5)
June 1, 1998 to May 31, 1999                                        0     $ 10.27              5.10%       0.65%(5)       0.76%(5)
June 1, 1997 to May 31, 1998                                        0     $ 10.30              5.69%       0.65%(5)       0.76%(5)
June 1, 1996 to May 31, 1997                                        0     $ 10.24              5.73%       0.65%          0.79%

TACTICAL MATURITY BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
NOVEMBER 29, 2001(4) TO NOVEMBER 30, 2001 (UNAUDITED)               0     $ 10.03              5.53%       1.20%(5)       1.33%(5)

                                                                                         PORTFOLIO            NET ASSETS AT
                                                                           TOTAL          TURNOVER            END OF PERIOD
                                                                       RETURN(2)              RATE          (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
B SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              1.83%                19%(8)            $  14,934
June 1, 2000 to May 31, 2001                                               7.22%                37%(8)            $   7,598
June 1, 1999 to May 31, 2000                                               3.40%                40%(8)            $   2,449
June 1, 1998 to May 31, 1999                                               4.07%                29%(8)            $   2,387
June 1, 1997 to May 31, 1998                                               5.50%                37%(8)            $   1,817
June 1, 1996 to May 31, 1997                                               5.43%                41%               $   1,056
INSTITUTIONAL SHARES
June 1, 2001 to November 30, 2001 (Unaudited)                              2.31%                19%(8)            $ 242,514
June 1, 2000 to May 31, 2001                                               8.25%                37%(8)            $ 200,917
June 1, 1999 to May 31, 2000                                               4.32%                40%(8)            $ 191,358
June 1, 1998 to May 31, 1999                                               4.95%                29%(8)            $ 179,201
June 1, 1997 to May 31, 1998                                               6.28%                37%(8)            $ 144,215
June 1, 1996 to May 31, 1997                                               6.24%                41%               $ 111,030

TACTICAL MATURITY BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
NOVEMBER 29, 2001(4) TO NOVEMBER 30, 2001 (UNAUDITED)                      1.90%                31%(8)            $   8,666

NOTES TO FINANCIAL HIGHLIGHTS
----------

 (1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

 (2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

 (3)  The Fund changed its fiscal year-end from June 30 to May 31.

 (4)  Commencement of operations.

 (5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

 (6)  The Fund changed its fiscal year-end from March 31 to June 30.

 (7)  The Fund changed its fiscal year-end from September 30 to March 31.

 (8) Portfolio turnover rate represents the activity from the Fund's investment in a core portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                           INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION
    Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series. These financial statements present the Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income, and Tactical Maturity Bond Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
    The Corporate Bond, Income Plus, and Intermediate Government Income Funds offer Class A, Class B, and Class C shares. In addition, the Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A, Class B, and Institutional Class shares. The Diversified Bond and Tactical Maturity Bond Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
    The Diversified Bond, Stable Income and Tactical Maturity Bond Funds are Funds which each seek to achieve their investment objectives by investing all of their respective investable assets in one or more separate diversified portfolios (each a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust ("Core Trust") a registered, open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.
    On October 24, 2000, the Board of Trustees of the Trust and the Board of Trustees of the First Security Achievement Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the First Security Achievement Intermediate Term Bond Fund into the Income Fund of the Trust and the First Security Achievement Short Term Bond Fund into the Stable Income Fund of the Trust. Effective at the close of business on February 23, 2001, the Wells Fargo Income Fund acquired all of the net assets of the First Security Achievement Intermediate Term Bond Fund and the Wells Fargo Stable Income Fund acquired all of the net assets of the First Security Achievement Short Term Bond Fund.
    In the consolidation, the Wells Fargo Income Fund acquired all of the net assets of the First Security Achievement Intermediate Term Bond Fund. The First Security Achievement Intermediate Term Bond Fund Class A exchanged 91,146 shares (valued at $950,770) for 100,942 Class A shares of the Wells Fargo Income Fund. The First Security Achievement Intermediate Term Bond Fund Class I exchanged 13,110,330 shares (valued at $136,477,510) for 14,503,776
  Class I shares of the Wells Fargo Income Fund. The net assets of the First Security Achievement Intermediate Term Bond Fund included unrealized appreciation of $1,812,228.
    In the consolidation, the Wells Fargo Stable Income Fund acquired all of the net assets of the First Security Achievement Short Term Bond Fund. The First Security Achievement Short Term Bond Fund Class A exchanged 14,225 shares (valued at $141,826) for 13,731 Class A shares of the Wells Fargo Stable Income Fund. The First Security Achievement Short Term Bond Fund Class I exchanged 2,441,952 shares (valued at $24,416,981) for 2,363,351 Class I shares of the Wells Fargo Stable Income Fund. The net assets of the First Security Achievement Short Term Bond Fund included unrealized appreciation of $142,100.
    On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Intermediate US Government Securities Fund into the Intermediate Government Income Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Brenton Intermediate US Government Securities Fund.

    In the consolidation, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Brenton Intermediate US Government Securities Fund. The Brenton Intermediate US Government Securities Fund exchanged its 2,015,047 shares (valued at $20,612,077) for 1,864,020 shares of the Wells Fargo Intermediate Government Income Fund. The net assets of the Brenton Intermediate US Government Securities Fund included unrealized appreciation of $652,464.
    On May 8, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the reorganization of the Wells Fargo Variable Rate Government Fund into the Wells Fargo Limited Term Government Income Fund of the Trust. Effective at the close of business on November 16, 2001, the Wells Fargo Limited Term Government Income Fund acquired all of the net assets of the Wells Fargo Variable Rate Government Fund. The Wells Fargo Variable Rate Government Fund exchanged its 4,740,035 shares (valued at $43,508,333) for 4,334,441 shares of the Wells Fargo Limited Term Government Income Fund. The net assets of the Wells Fargo Variable Rate Government Fund included unrealized depreciation of $372,874.

2. SIGNIFICANT ACCOUNTING POLICIES
    The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
    Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
    Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
    Securities held in the Core Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Core Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
    Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
    Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
    Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FOREIGN CURRENCY CONTRACTS
    The Corporate Bond and Income Plus Fund have entered into foreign currency contracts to hedge exposure to fluctuations in foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt at a specified price. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Fund entering into offsetting commitments. Risks of entering into forward contracts include certain market risks and the potential inability of the counterparty to meet the terms of the contract. As of November 30, 2001, the terms of each Fund's outstanding forward contracts were as follows:

                         CURRENCY                                                CURRENCY    NET UNREALIZED
                          AMOUNT                                   SETTLE         AMOUNT      APPRECIATION/
      FUND            TO BE DELIVERED           TYPE                DATE      TO BE RECEIVED (DEPRECIATION)

      Corporate Bond       116,000          Euro Dollar           12/20/01        106,856          3,048

                             4,000          British Pound         12/17/01          5,863            162

      Income Plus          159,000          Australian Dollar     2/22/2002        80,231         (2,063)

                           651,000          Canadian Dollar       3/1/2002        410,738         (3,284)

                           587,000          Euro Dollar          12/20/2001       540,732         15,426

                            90,000          Euro Dollar           1/11/2002        80,971            498

                           475,000          Euro Dollar           2/1/2002        422,170         (2,204)

                           473,000          Euro Dollar           2/14/2002       424,990          2,601

                           483,000          Euro Dollar           2/21/2002       431,029           (178)

                           107,000          British Pound        12/10/2001       155,364          2,814

                           173,000          British Pound        12/17/2001       253,600          7,041

                        47,700,000          Japanese Yen          2/28/2002       386,200         (2,983)

                           198,000          New Zealand Dollar    1/15/2002        81,813           (265)

SECURITY LOANS
    The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund.
    As of November 30, 2001, the value of securities on loan and the value of the related collateral was as follows:

                                                                             SECURITIES     COLLATERAL

      Corporate Bond Fund                                                  $   4,636,728  $   4,717,466

      Income Fund                                                            251,948,979    256,029,843

      Income Plus Fund                                                        10,173,933     10,519,295

      Intermediate Government Income Fund                                    173,642,711    176,286,137

      Limited Term Government Income Fund                                     63,383,536     65,141,620

DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly, with the exception of the Diversified Bond Fund, Income Plus, Intermediate Government Income, Stable Income and Tactical Maturity Bond Funds, for which dividends from net investment income are declared and distributed monthly. Prior to November 25, 2000, the Diversified Bond Fund declared and distributed annually dividends from net investment income. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
    Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2001.
    The following Funds had estimated net capital loss carryforwards at May 31, 2001, which are available to offset future net realized capital gains:

                                                                                             CAPITAL LOSS
      FUND                                                                   YEAR EXPIRES    CARRYFORWARDS

      Corporate Bond Fund                                                         2007       $    234,156

                                                                                  2008            881,276

                                                                                  2009            546,883

      Income Fund                                                                 2002            937,376

                                                                                  2003            519,195

                                                                                  2004          9,008,059

                                                                                  2006            453,124

                                                                                  2007         11,853,687

                                                                                  2008         12,367,877

                                                                                  2009          1,017,826

      Income Plus Fund                                                            2007             31,798

                                                                                  2008          1,142,744

                                                                                  2009          3,631,688

      Intermediate Government Income Fund                                         2002         20,152,155

                                                                                  2003          7,955,237

                                                                                  2004         12,665,649

                                                                                  2005          1,603,624

                                                                                  2006             44,683

                                                                                  2007          8,798,825

                                                                                  2008         17,842,488

      Limited Term Government Income Fund                                         2002          6,807,249

                                                                                  2003          7,074,103

                                                                                  2004            753,400

                                                                                  2007          2,040,910

                                                                                  2008          1,334,044

                                                                                  2009            444,867

      Stable Income Fund                                                          2002          5,552,819

                                                                                  2003          2,799,227

                                                                                  2004            434,404

                                                                                  2005            112,699

                                                                                  2006             95,212

                                                                                  2007            106,433

                                                                                  2008            185,398

                                                                                  2009             88,159

    The capital loss carryforwards of the Stable Income Fund include capital losses acquired from a merger as discussed in note 1. The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code.

3. ADVISORY FEES
    The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
    Pursuant to the contract on behalf of the Funds, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                               % OF AVERAGE DAILY NET ASSETS
      Corporate Bond Fund                                                               0.50

      Income Fund                                                                       0.50

      Income Plus Fund                                                                  0.60

      Intermediate Government Income Fund                                               0.50

      Limited Term Government Income Fund                                               0.50

    The Diversified Bond Fund is invested in various Core Portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Diversified Bond Fund's average daily net assets for providing advisory services, including the determination of the asset allocation of the Fund's investments in the various Core Portfolios. Funds Management also acts as advisor to the Stable Income Fund and the Tactical Maturity Bond Fund, but does not receive an advisory fee as long as the Stable Income Fund and the Tactical Maturity Bond Fund invest all (or substantially all) of their assets in a single Core Portfolio of Core Trust. Each of these Funds may withdraw its investment from its corresponding Core Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and any corresponding sub-advisor) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and any corresponding sub-advisor) does not receive any compensation. See note 3 to the Notes to Financial Statements of the Core Portfolios elsewhere in this report for a description of these advisory agreements.
    Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Corporate Bond, Income, Income Plus, Intermediate Government Income and Limited Term Government Income Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services for each Fund except the Income Plus Fund, a fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Plus Fund, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.175% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES
    The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended November 30, 2001 are disclosed on the Statement of Operations.

5. ADMINISTRATION
    The Trust has entered into administration agreements on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT
    The Trust has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services, Inc. ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB provides sub-transfer agency services to the Funds.

7. SHAREHOLDER SERVICING
    The Trust has also entered into contracts on behalf of the Funds with numerous shareholder serving agents, whereby the Funds are charged an annual rate of 0.25% of average daily net assets for Class A, Class B, and Class C for these services. No fee is charged for Institutional Class shares.
    The shareholder servicing fees paid on behalf of the Funds for the period ended November 30, 2001 were as follows:

      FUND                                               CLASS A    CLASS B    CLASS C  INSTITUTIONAL CLASS

      Corporate Bond Fund                              $   8,346     $14,870   $ 3,963          N/A

      Diversified Bond Fund                                  N/A         N/A       N/A         $  0

      Income Fund                                         32,136      18,692       N/A            0

      Income Plus Fund                                    16,773      43,787     4,254          N/A

      Intermediate Government Income Fund                237,845      81,299    13,752          N/A

      Limited Term Government Income Fund                 41,791      15,024       N/A         $  0

      Stable Income Fund                                  46,505      14,069         0          N/A

      Tactical Maturity Bond Fund                            N/A         N/A       N/A         $  0

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
    Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to each Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services.
    The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN", formerly Norwest Bank Minnesota, N.A.), an affiliated party, whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES
    All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2001, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS
    Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended November 30, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

      FUND                                                                 PURCHASES AT COST  SALES PROCEEDS
      Corporate Bond Fund                                                    $ 13,292,723      $  9,395,000

      Diversified Bond Fund                                                   133,153,611       125,402,282

      Income Fund                                                             289,545,592       300,734,613

      Income Plus Fund                                                         18,810,507        14,863,949

      Intermediate Government Income Fund                                     394,743,959        19,742,191

      Limited Term Government Income Fund                                     131,498,103        98,361,438

      Stable Income Fund                                                      124,262,327        50,578,397

      Tactical Maturity Bond Fund                                               2,616,453         2,018,668

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2001                    CORE PORTFOLIOS
(UNAUDITED)

  MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY     VALUE
                                                                                                RATE      DATE
ASSET BACKED SECURITIES - 8.00%
$ 2,725,000  Chase Credit Card Master Trust Series 2001-3 Class C(+/-)                           2.93%   9/15/06   $ 2,718,196
  4,000,000  Chevy Chase Master Credit Card Trust Series 1998 Class A(+/-)                       2.48   10/16/06     4,007,008
  2,700,000  Citibank Credit Card Issuance Trust                                                 6.65    5/15/08     2,790,590
  1,800,000  ContiMortgage Home Equity Loan Trust Series 1997-4 Class A7                         6.63    9/15/16     1,817,698
  2,311,660  EQCC Home Equity Loan Trust Series 1996-2 A4                                        7.50    6/15/21     2,400,613
  4,094,178  EQCC Home Equity Loan Trust Series 1997-2 A9                                        6.81    8/15/28     4,285,536
    827,566  GE Capital Mortgage Services Incorporated Series 1997 HE-2 Class A7                 7.12    6/25/27       868,914
  4,198,489  Green Tree Financial Corporation Series 1997-7 A8                                   6.86    7/15/29     4,341,759
  2,196,263  Household Consumer Loan Trust(+/-)                                                  2.21    3/15/07     2,191,633
  3,578,319  Household Consumer Loan Trust(+/-)                                                  2.26   11/15/07     3,574,469
  3,000,000  Mellon Residential Funding Corporation                                              6.62    2/25/21     3,097,770
  5,518,000  Rental Car Finance Corporation Series 1997-1 B3+                                    6.70    9/25/07     5,866,247
  5,000,000  Saxon Asset Securities Trust 1992-2 AF6                                             6.42    3/25/14     5,162,055
  1,803,680  Van Kampen CLO-I+(+/-)                                                               2.80    10/8/07     1,737,670
  2,000,000  World Omni Auto Lease Securitization Series 2001-AA Class B(+/-)                    3.41    7/20/07     1,999,070

Total Asset Backed Securities (Cost $45,570,894)                                                                    46,859,228
                                                                                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.70%
    688,584  American Housing Trust Series VI Class I-I                                          9.15    5/25/20       735,485
  1,500,000  Asset Securitization Corporation Series 1997-D4 Class AIC                           7.42    4/14/29     1,613,282
  1,792,230  Bank of America Mortgage Securities(+/-)                                            6.25    7/25/31     1,822,544
  1,994,726  Bank of America Mortgage Securities                                                 6.25    9/25/31     2,025,504
  3,000,000  Countrywide Funding Corporation                                                     6.50    2/25/09     3,085,200
  5,333,000  Countrywide Mortgage Backed Securities Incorporated 1993-E A6                       6.50    1/25/24     5,473,525
  2,019,843  Housing Securities Incorporated Series 1995-B Class A-1-A(+/-)                      6.94   11/25/28     2,073,153
    604,747  LF Rothschild Mortgage Trust Series 2 Class Z                                       9.95     8/1/17       664,298
  5,000,000  Merrill Lynch Mortgage Investors Incorporated Series 1997-CI Class A3               7.12    6/18/29     5,354,065
  6,805,111  Nationslink Funding Corporation Series 1999-CL Class A1V(+/-)                       5.25   11/10/30     6,762,151
  1,677,645  Nationslink Funding Corporation Series 1999-CL Class A1V(+/-)                       7.56   11/10/30     1,755,890
  6,000,000  Prudential Home Mortgage Securities Series 1993 Class A9                            6.50   12/25/23     6,153,840
  1,674,179  Residential Asset Securities Corporation(+/-)                                       2.53    8/25/27     1,674,775
     12,405  RTC Series 1995 I Class A2D                                                         7.50   10/25/28        12,372
  4,878,794  Vendee Mortgage Trust Series 1992-2 Class G                                         7.25    2/15/19     5,223,442
    676,586  Vendee Mortgage Trust Series 1997-1 Class 2D                                        7.50    1/15/19       680,280

Total Collateralized Mortgage Obligations (Cost $43,502,068)                                                        45,109,806
                                                                                                                   -----------

CORPORATE BONDS & NOTES - 38.77%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.36%
  2,100,000  Tommy Hilfiger                                                                      6.50     6/1/03     2,117,720
                                                                                                                   -----------
AUTOMOTIVE REPAIR SERVICES & PARKING - 0.21%
  1,225,000  TRW Incorporated                                                                    6.63     6/1/04     1,249,890
                                                                                                                   -----------
BUSINESS SERVICES - 1.34%
  2,300,000  First Data Corporation                                                              5.80   12/15/08     2,283,665
  3,635,000  Oracle Corporation                                                                  6.72    2/15/04     3,858,669
  1,720,000  Thomson Corporation                                                                 6.20     1/5/12     1,688,613

                                                                                                                     7,830,947
                                                                                                                   -----------

                                       69

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY     VALUE
                                                                                                 RATE      DATE
CHEMICALS & ALLIED PRODUCTS - 1.44%
$   850,000  American Home Products Corporation                                                  6.70%   3/15/11   $   891,031
  2,400,000  Athena Neuro Finance LLC                                                            7.25    2/21/08     2,516,285
  1,450,000  Dial Corporation                                                                    7.00    8/15/06     1,472,874
  1,900,000  Praxair Incorporated                                                                6.75     3/1/03     1,972,939
  1,625,000  Watson Pharmaceuticals Incorporated                                                 7.13    5/15/08     1,596,871

                                                                                                                     8,450,000
                                                                                                                   -----------

COMMUNICATIONS - 2.86%
  1,000,000  AT&T Wireless Group                                                                 7.35     3/1/06     1,053,663
  2,000,000  Clear Channel Communications Incorporated                                           7.88    6/15/05     2,137,930
  2,000,000  Cox Enterprises Incorporated+                                                       8.00    2/15/07     2,185,774
  1,000,000  Koninklijke KPN NV                                                                  7.50    10/1/05     1,005,029
  2,500,000  Sprint Capital Corporation                                                          5.70   11/15/03     2,547,008
  2,500,000  Turner Broadcasting                                                                 7.40     2/1/04     2,667,535
  3,495,000  US West Capital Funding Incorporated                                                6.25    7/15/05     3,475,351
  1,750,000  Verizon Pennsylvania                                                                5.65   11/15/11     1,698,608

                                                                                                                    16,770,898
                                                                                                                   -----------

DEPOSITORY INSTITUTIONS - 7.49%
  3,300,000  Associated Bancorp                                                                  6.75    8/15/11     3,300,719
  1,750,000  Bank One Corporation                                                                7.63     8/1/05     1,907,789
  3,000,000  Bank One Capital IV(+/-)                                                            4.96     9/1/30     2,989,281
  5,000,000  BankAmerica Corporation(+/-)                                                        3.00    1/15/27     4,332,020
  2,250,000  BB&T Corporation                                                                    6.50     8/1/11     2,316,533
  5,000,000  Chase Capital(+/-)                                                                  2.86     8/1/28     4,409,615
  3,000,000  City National Bank                                                                  6.75     9/1/11     2,980,815
  2,175,000  Corestates Capital Corporation                                                      5.88   10/15/03     2,256,971
    750,000  Corestates Capital Corporation+(+/-)                                                 3.08    1/15/27       661,013
  3,200,000  Deposit Guaranty Corporation                                                        7.25     5/1/06     3,399,027
    200,000  First Bank NA                                                                       6.00   10/15/03       208,353
  1,375,000  First Bank Systems Incorporated                                                     7.63     5/1/05     1,496,363
  2,000,000  First Union National Bank                                                           7.80    8/18/10     2,230,164
  3,000,000  Firstar Bank NA                                                                     7.13    12/1/09     3,191,916
  1,850,000  Marshall & Ilsley Bank                                                              6.38     9/1/11     1,879,546
  2,000,000  National City Bank                                                                  6.20   12/15/11     1,999,940
  1,750,000  Old Kent Financial Corporation                                                      6.63   11/15/05     1,846,978
    885,000  United Missouri Bancshares                                                          7.30    2/24/03       925,752
  1,500,000  Washington Mutual Bank                                                              6.88    6/15/11     1,561,041

                                                                                                                    43,893,836
                                                                                                                   -----------
EATING & DRINKING PLACES - 0.23%
  1,325,000  Aramark Corporation                                                                 6.75     8/1/04     1,326,805
                                                                                                                   -----------

EDUCATIONAL SERVICES - 0.65%
  3,750,000  Stanford University                                                                 6.16    4/30/11     3,796,001
                                                                                                                   -----------

                                       70

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY    VALUE
                                                                                                RATE      DATE
ELECTRIC, GAS & SANITARY SERVICES - 1.46%
$ 2,000,000  Duke Energy Field Services                                                          7.50%   8/16/05   $ 2,111,292
  1,000,000  El Paso Natural Gas                                                                 7.75    1/15/02     1,004,653
  1,134,146  Niagara Mohawk Power                                                                7.63    10/1/05     1,203,660
  1,757,813  NRG Northeast Generating LLC                                                        8.06   12/15/04     1,832,115
  1,000,000  Reliant Energy Finance Company+                                                     7.40   11/15/02     1,033,253
  1,300,000  Williams Companies Incorporated                                                     6.63   11/15/04     1,350,647

                                                                                                                     8,535,620
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.65%
  1,700,000  Hyundai Semiconductor+                                                              8.25    5/15/04     1,016,991
  2,709,000  Philips Electronics                                                                 6.75    8/15/03     2,813,917

                                                                                                                     3,830,908
                                                                                                                   -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
  1,250,000  Masco Corporation                                                                   6.75    3/15/06     1,304,514


FOOD & KINDRED PRODUCTS - 0.84%
    850,000  Campbell Soup Company(+/-)                                                          2.85   10/18/03       850,305
  1,000,000  Conagra Incorporated                                                                7.50    9/15/05     1,086,326
    650,000  Kellogg Company                                                                     6.00     4/1/06       672,216
  2,225,000  Whitman Corporation                                                                 7.50     2/1/03     2,332,276

                                                                                                                     4,941,123
                                                                                                                   -----------
GENERAL MERCHANDISE STORES - 0.17%
  1,000,000  Target Corporation                                                                  5.40    10/1/08       996,889

HEALTH SERVICES - 0.51%
  2,800,000  AARP+                                                                               7.50     5/1/31     2,959,751
                                                                                                                   -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.78%
  2,000,000  Manufacturer & Traders Trust                                                        8.00    10/1/10     2,216,958
  1,300,000  Monumental Global Funding+                                                          6.05    1/19/06     1,340,591
  2,500,000  Toll Road Investment Partnership II LP+++                                           7.09^   2/15/15     1,008,768

                                                                                                                     4,566,317
                                                                                                                   -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.17%
  1,000,000  MGM Grand Incorporated                                                              6.95     2/1/05     1,006,222
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.92%
    600,000  Applied Materials Incorporated                                                      6.70     9/6/05       629,337
  3,000,000  Applied Materials Incorporated                                                      7.00     9/6/05     3,176,976
  1,660,000  Solectron Corporation                                                               7.38     3/1/06     1,554,185

                                                                                                                     5,360,498
                                                                                                                   -----------

INSURANCE CARRIERS - 5.98%
  2,000,000  Allstate Finanical Global+                                                          6.50    6/14/11     2,057,252
  2,000,000  American General Corporation                                                        7.75     4/1/05     2,196,896
  2,000,000  AON Corporation                                                                     6.90     7/1/04     2,120,536
  1,000,000  Equitable Life Assurance Society+                                                   6.95    12/1/05     1,059,380

                                       71

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$ 3,000,000  Florida Residential Property & Casualty+                                            7.25%    7/1/02   $ 3,055,358
  2,000,000  ING Group NV                                                                        8.00   10/30/06     2,208,028
  3,000,000  Lincoln National Corporation                                                        7.25    5/15/05     3,214,491
  2,825,000  Mass Mutual Life+                                                                   7.63   11/15/23     2,999,286
  2,000,000  Minnesota Life Insurance+                                                           8.25    9/15/25     2,156,246
  3,000,000  Pacific Mutual Life+                                                                7.90   12/30/23     3,259,287
  1,650,000  Protective Life US Funding+                                                         5.88    8/15/06     1,690,420
  2,450,000  Prudential Insurance Company+                                                       7.65     7/1/07     2,643,724
  2,100,000  Reinsurance Group of America+                                                       7.25     4/1/06     2,222,913
  1,850,000  Reliastar Financial Corporation                                                     7.13     3/1/03     1,941,146
  2,200,000  Terra Nova (UK) Holdings                                                            7.20    8/15/07     2,213,913

                                                                                                                    35,038,876
                                                                                                                   -----------
METAL MINING - 0.20%
  1,200,000  Phelps Dodge Corporation                                                            6.38    11/1/04     1,169,918
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
  3,600,000  Cargill Incorporated                                                                8.35    2/12/11     3,904,762
  2,500,000  Ford Motor Credit Company                                                           7.50    3/15/05     2,632,495
  1,700,000  General Motors Acceptance Corporation                                               5.85    1/14/09     1,610,351
  3,075,000  Mellon Funding Corporation                                                          7.50    6/15/05     3,380,003
  1,000,000  Mellon Funding Corporation                                                          6.40    5/14/11     1,029,265
  2,250,000  Qwest Capital Funding                                                               7.75    8/15/06     2,365,695

                                                                                                                    14,922,571
                                                                                                                   -----------

OIL & GAS EXTRACTION - 0.45%
  2,500,000  R&B Falcon Corporation                                                              6.75    4/15/05     2,606,558
                                                                                                                   -----------
PAPER & ALLIED PRODUCTS - 0.52%
  1,100,000  Fort James Corporation                                                              6.70   11/15/03     1,133,331
  1,250,000  International Paper Company                                                         8.00     7/8/03     1,328,578
    550,000  International Paper Company                                                         6.13    11/1/03       572,531

                                                                                                                     3,034,440
                                                                                                                   -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.95%
  1,520,000  Coastal Corporation                                                                 6.50    5/15/06     1,524,884
  1,500,000  Colonial Pipeline+                                                                  7.13    8/15/02     1,532,685
  1,100,000  Conoco Funding                                                                      6.35   10/15/11     1,116,754
  1,225,000  Phillips Petroleum Company                                                          8.50    5/25/05     1,369,530

                                                                                                                     5,543,853
                                                                                                                   -----------

                                       72

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.33%
$ 2,500,000  Reynolds & Reynolds                                                                 7.00%  12/15/06   $ 2,649,183
  3,325,000  Scholastic Corporation                                                              7.00   12/15/03     3,528,716
  1,500,000  Viacom Incorporated                                                                 7.75     6/1/05     1,638,978

                                                                                                                     7,816,877
                                                                                                                   -----------

REAL ESTATE - 0.50%
  3,000,000  Susa Partnership LP                                                                 8.20     6/1/17     2,943,108
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.80%
  2,000,000  Charles Schwab Corporation                                                          6.25    1/23/03     2,072,627
  2,000,000  Charles Schwab Corporation                                                          6.88     9/2/03     2,097,624
  2,250,000  Citigroup Incorporated                                                              5.75    5/10/06     2,323,958
  2,000,000  Merrill Lynch & Company Incorporated(+/-)                                           2.53    5/22/06     1,999,006
  2,500,000  Morgan Stanley Dean Witter & Company                                                6.10    4/15/06     2,600,683
  1,250,000  Paine Webber Group Incorporated                                                     6.90    8/15/03     1,319,220
  2,650,000  Paine Webber Group Incorporated                                                     6.45    12/1/03     2,800,570
  1,175,000  Salomon Smith Barney                                                                5.88    3/15/06     1,213,032

                                                                                                                    16,426,720
                                                                                                                   -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
  2,045,837  Minnesota Mining & Manufacturing                                                    5.62    7/15/09     2,091,561
                                                                                                                   -----------

TRANSPORTATION BY AIR - 1.58%
  2,041,011  Continental Airlines                                                                7.15    6/30/07     1,991,436
  2,091,268  Continental Airlines                                                                6.80     7/2/07     1,972,260
  1,250,000  Continental Airlines                                                                7.03    6/15/11     1,027,013
  2,790,644  Federal Express Series 97-B                                                         7.52    1/15/18     2,749,677
    940,000  Northwest Airlines Corporation                                                      6.81     2/1/20       828,413
  1,000,000  United Air Lines                                                                    6.83     9/1/08       675,376

                                                                                                                     9,244,175
                                                                                                                   -----------

TRANSPORTATION EQUIPMENT - 0.90%
  1,600,000  Daimler Chrysler                                                                    6.90     9/1/04     1,683,082
  2,000,000  Honeywell International                                                             6.13    11/1/11     2,015,000
  1,500,000  Navistar International                                                              9.38     6/1/06     1,575,000

                                                                                                                     5,273,082
                                                                                                                   -----------

WATER TRANSPORTATION - 0.29%
  1,750,000  Royal Carribbean Cruises                                                            7.13    9/18/02     1,680,595
                                                                                                                   -----------

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
  2,000,000  Enron Corporation#                                                                  6.75     9/1/04       380,000
                                                                                                                   -----------

Total Corporate Bonds & Notes (Cost $224,656,347)                                                                  227,110,273
                                                                                                                   -----------
MUNICIPAL BONDS & NOTES - 3.39%
  2,300,000  Bridgeport CT Taxable Pension Tax Revenue FGIC Insured                              7.33    1/15/07     2,527,493
  3,805,000  Hudson County NJ Import Authority Facilities Leasing Revenue                        7.40    12/1/25     4,175,835

                                       73

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$   890,000  La Crosse WI GO                                                                     5.00%   12/1/09   $   868,240
    940,000  La Crosse WI GO Series B                                                            5.20    12/1/10       921,491
  3,035,000  Minneapolis MN GO Series A                                                          6.00     2/1/26     2,840,457
  1,725,000  Mississippi State GO Transportation Revenue                                         6.25     2/1/08     1,804,592
  4,450,000  Philadelphia PA IDR Pension Funding Retirement System                               5.69    4/15/07     4,569,661
  1,000,000  Stratford CT Taxable                                                                6.28    2/15/09     1,043,390
  1,000,000  Texas State                                                                         7.15    12/1/09     1,089,460

Total Municipal Bonds & Notes (Cost $19,297,775)                                                                    19,840,619
                                                                                                                   -----------
US GOVERNMENT AGENCY SECURITIES - 35.17%

FEDERAL GOLD LOAN MORTGAGE CORPORATION - 1.79%
 10,472,443  FGLMC #Coo665                                                                       6.00   10/01/28    10,465,489
                                                                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.71%
    125,657  FHLMC #410425(+/-)                                                                  6.43     9/1/26       128,147
     62,494  FHLMC #410464(+/-)                                                                  6.25    11/1/26        63,680
    583,753  FHLMC #606279(+/-)                                                                  5.78     2/1/15       592,745
    249,579  FHLMC #846367(+/-)                                                                  6.93     4/1/29       253,890
  4,544,835  FHLMC Series 1675 Class KZ                                                          6.50    2/15/24     4,664,955
    586,676  FHLMC Series 1832 Class D                                                           6.50    6/15/08       593,997
  5,924,014  FHLMC Series 2117 Class MK                                                          6.00    2/15/11     6,117,966
  4,849,674  FHLMC Series 2146 Class VB                                                          6.00   12/15/14     4,819,121
  4,000,000  FHLMC Series 2218 Class B                                                           6.00   11/15/27     4,092,376
  5,400,000  FHLMC Series 2345 Class PW                                                          6.00    8/15/11     5,558,490
  7,500,000  FHLMC Series 2358 Class PD                                                          6.00    9/15/16     7,166,175
 10,000,000  FHLMC Series 2360 Class PE                                                          6.00   11/15/13    10,184,700
 12,500,000  FHLMC Series 2363 Class PF                                                          6.00    9/15/16    12,265,500
  5,000,000  FHLMC Series 37 Class H                                                             6.00    1/17/21     5,149,600
  6,500,000  FHLMC Series T-20 Class A6                                                          7.49    9/25/29     6,910,865

                                                                                                                    68,562,207
                                                                                                                   -----------
FEDERAL NATIONAL CONVENTIONAL LOANS - 1.34%
  7,691,942  FNCL #535476(+/-)                                                                   6.50     7/1/29     7,822,452
                                                                                                                   -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.32%
     66,584  FNMA #342042(+/-)                                                                   7.08     6/1/25        68,842
    166,960  FNMA #344689(+/-)                                                                   6.74    11/1/25       169,829
    135,354  FNMA #344692(+/-)                                                                   6.80    10/1/25       139,411
    145,534  FNMA #347712(+/-)                                                                   6.25     6/1/26       148,482
  4,782,150  FNMA #375168                                                                        7.13     6/1/04     5,079,576
  2,521,003  FNMA #375462                                                                        6.61    11/1/07     2,689,260
  4,808,617  FNMA #380581                                                                        6.17     8/1/08     5,034,829
  3,971,590  FNMA #383017(+/-)                                                                   6.49     1/1/08     4,220,481
 11,958,084  FNMA #535475(+/-)                                                                   6.00     3/1/29    11,905,182
  2,602,050  FNMA #557072(+/-)                                                                   5.79     6/1/40     2,642,760
  1,399,805  FNMA #73272                                                                         6.48    12/1/05     1,487,498

                                       74

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY     VALUE
                                                                                                 RATE     DATE
$ 3,327,024  FNMA #73919                                                                         6.80%    1/1/04   $ 3,489,632
    120,773  FNMA Series 1988-5 Class Z                                                          9.20    3/25/18       131,944
  2,500,000  FNMA Series 1994-30 Class M                                                         6.50    2/25/24     2,575,095
  2,000,000  FNMA Series 1998-M6 Class A2(+/-)                                                   6.32    8/15/08     2,090,390
  7,500,000  FNMA Series 2001-5 Class OR(+/-)                                                    6.00    1/25/12     7,719,600
  5,000,000  FNMA Series 2001-M1 Class B(+/-)                                                    6.12    5/25/13     5,018,035

                                                                                                                    54,610,846
                                                                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.92%
         91  GNMA #2218                                                                          6.50   12/15/02            90
  3,581,000  GNMA #448735(+/-)                                                                   7.68    5/15/03     3,759,957
  2,500,000  GNMA #450809                                                                        7.60    4/15/03     2,610,837
  1,481,442  GNMA #473917                                                                        7.00    4/15/28     1,529,815
  7,000,000  GNMA #525459                                                                        7.25    1/15/04     7,170,428
  2,500,000  GNMA #525829(+/-)                                                                   7.60    8/15/02     2,609,285
  7,000,000  GNMA #531435                                                                        7.00    3/15/03     7,053,130
  4,067,126  GNMA #531836                                                                        7.70   12/15/03     4,270,035
  2,000,000  GNMA #531964                                                                        7.72   11/15/02     2,104,561
  6,000,000  GNMA #533857                                                                        7.35    1/15/03     6,190,350
  2,250,000  GNMA #543647(+/-)                                                                   7.63    4/15/03     2,354,194
  6,493,935  GNMA #780626                                                                        7.00    8/15/27     6,715,281

                                                                                                                    46,367,963
                                                                                                                   -----------
HOUSING & URBAN DEVELOPMENT - 3.09%
  4,000,000  HUD                                                                                 7.22     8/1/07     4,493,724
  7,500,000  HUD                                                                                 7.22     8/1/08     8,433,120
  5,000,000  HUD                                                                                 6.00     8/1/12     5,146,825

                                                                                                                    18,073,669
                                                                                                                   -----------

Total US Government Agency Securities (Cost $199,295,094)                                                          205,902,626
                                                                                                                   -----------

US TREASURY SECURITIES - 6.43%

US TREASURY BONDS - 5.61%
    250,000  US Treasury Bonds                                                                   6.75    5/15/05       274,512
 14,100,000  US Treasury Bonds                                                                   7.25    5/15/16    16,675,450
 13,755,000  US Treasury Bonds                                                                   6.75    8/15/26    15,906,366

                                                                                                                    32,856,328
                                                                                                                   -----------

US TREASURY STRIPS - 0.82%
 10,000,000  US Treasury Strips++                                                                5.73^   2/15/15     4,799,012
                                                                                                                   -----------

Total US Treasury Securities (Cost $37,084,135)                                                                     37,655,340
                                                                                                                   -----------

                                       75

PRINCIPAL    SECURITY NAME                                                                     INTEREST  MATURITY  VALUE
                                                                                               RATE      DATE
SHORT-TERM INVESTMENTS - 2.71%

REPURCHASE AGREEMENTS - 2.71%
$15,898,253  Salomon Smith Barney Pooled Repurchase Agreement
             102% Collateralized by US Government Securities                                     2.14%   12/3/01   $ 15,898,253

Total Short-term Investments (Cost $15,898,253)                                                                      15,898,253
                                                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(Cost $585,304,566)*                                                      102.17%                                  $598,376,145
Other Assets and Liabilities, Net                                          (2.17)                                   (12,705,001)
                                                                          ------                                   ------------
Total Net Assets                                                          100.00%                                  $585,671,144
                                                                          ------                                   ------------

#     THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

^     YIELD TO MATURITY.

(+/-) VARIABLE RATE SECURITIES.

++    ZERO COUPON BOND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                                  $18,476,648
   Gross Unrealized Depreciation                                   (5,405,069)
                                                                  -----------
   Net Unrealized Appreciation                                    $13,071,579

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2001                    CORE PORTFOLIOS
(UNAUDITED)

STABLE INCOME PORTFOLIO


PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE

ASSET BACKED SECURITIES - 20.30%

$ 4,000,000  Capital Automotive Receivables Asset Trust Series 2000-1
             Class A5(+/-)                                                          2.16%          7/15/06     $  4,000,008
  5,000,000  Chase Credit Card Master Trust Series 1998-6 Class A(+/-)              2.34           9/15/04        5,003,575
  3,500,000  Chase Credit Card Master Trust Series 2000-2 Class B(+/-)              2.37           7/15/05        3,499,934
  6,000,000  Chase Credit Card Master Trust Series 2000-3 Class B(+/-)              2.43           1/15/08        5,997,630
  2,000,000  Chase Credit Card Master Trust Series 2001-3 Class C(+/-)              2.93           9/15/06        1,995,008
  5,000,000  Chevy Chase Master Credit Card Trust Series 1998 Class A(+/-)          2.48          10/16/06        5,008,760
  3,000,000  Countrywide Asset-Backed Certificates                                  6.10           8/25/26        3,097,242
  2,311,154  Countrywide Home Equity Loan Trust Series 2000-B Class A2(+/-)         2.31           8/15/26        2,308,154
  3,250,000  Daimler Chrysler Auto Trust                                            6.16            1/8/06        3,422,643
  2,083,333  Discover Card Master Trust I(+/-)                                      2.43          10/16/04        2,084,435
    616,916  EQCC Home Equity Loan Trust Series 1995-3 A4                           7.10           2/15/12          628,441
  2,492,192  EQCC Home Equity Loan Trust Series 1998-4 A1f(+/-)                     2.52           1/15/29        2,503,292
  5,000,000  First USA Credit Card Master Trust Series 1999-I B(+/-)                2.50          10/19/06        5,017,480
  4,750,000  Ford Motor Credit Auto Owner Trust Series 2000-F Class A3              6.58          11/15/04        5,019,254
  2,312,091  Household Consumer Loan Trust Series 1997-1 Class A3(+/-)              2.43           3/15/07        2,284,437
  2,628,635  Household Consumer Loan Trust Series 1997-2 Class A3(+/-)              2.48          11/15/07        2,563,923
  6,000,000  Mellon Residential Funding Corporation(+/-)                            2.44          11/15/31        6,000,000
  3,800,000  Rental Car Finance Corporation Series 1997-1 A2+                       6.45           8/25/05        3,951,479
  6,000,000  Residential Funding Mortgage Securities Corporation Series 2001-KS1    5.85           2/25/26        6,170,922
  5,100,207  Saxon Asset Securities Trust 1999-1 AF3                                6.17           8/25/21        5,207,673
  1,335,779  Sequoia Mortgage Trust Series 2 Class A1(+/-)                          5.55          10/25/24        1,335,988
  5,278,381  Sequoia Mortgage Trust Series 5 Class A(+/-)                           2.69          10/19/26        5,247,865
  5,000,000  Swift 2000-1 A(+/-)                                                    2.17           1/16/06        4,998,485
  2,500,000  Toyota Auto Receivables Owner Trust(+/-)                               2.16           3/15/05        2,499,923
  4,250,000  Toyota Auto Receivables Owner Trust(+/-)                               2.15          12/15/05        4,249,120
  2,500,000  World Financial Network Credit Card Master Series 2001-A Class A(+/-)  2.32           6/16/08        2,509,948

Total Asset Backed Securities (Cost $95,697,752)                                                                 96,605,619
                                                                                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.93%
  5,136,792  Collateralized Mortgage Obligation Trust Series 64 Class Z             9.00          11/20/20        5,311,448
  3,822,638  Countrywide Home Loans(+/-)                                            4.09          12/25/31        3,864,448
  2,745,779  GMAC Series 1996 CI A1(+/-)                                            2.72          10/15/28        2,739,878
  6,000,000  GMAC Series HE3 Class A2(+/-)                                          2.71           3/25/27        6,000,000
  1,472,802  Housing Securities Incorporated Series 1995-B Class A-1-A(+/-)         6.94          11/25/28        1,511,674
    157,235  Independent National Mortgage Corporation Series 1994 X Class A2(+/-)  7.99           1/25/25          156,920
    786,999  Independent National Mortgage Corporation Series 1995 E Class A1(+/-)  7.73           4/25/25          793,203
  3,500,000  Mall of America Capital Company LLC Series 2000-1 A+(+/-)              3.01           3/12/10        3,478,794
    778,115  Merrill Lynch Mortgage Investors Incorporated Series 1993-E A3(+/-)    2.78           6/15/18          777,983
    385,439  Merrill Lynch Mortgage Investors Incorporated Series 1993-F A3(+/-)    2.70           9/15/23          383,782
  1,132,458  MLCC Mortgage Investors Incorporated Series 1994 A Class A3(+/-)       2.88           7/15/19        1,133,792
  5,758,171  Nationslink Funding Corporation Series 1999-CL Class A1V(+/-)          2.44          11/10/30        5,721,819
  1,184,220  Nationslink Funding Corporation Series 1999-SL Class D                 7.56          11/10/30        1,239,452
  1,268,609  Residential Asset Securities Corporation(+/-)                          2.53           8/25/27        1,269,061
    383,721  RTC Series 1992-18P A4(+/-)                                            1.57           4/25/27          378,949
    532,557  RTC Series 1995-1 A3(+/-)                                              4.69          10/25/28          543,467

                                       77

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$15,000,000  Vendee Mortgage Trust Series 1998-2 Class 1C                           6.75%          5/15/19     $ 15,599,400
  5,550,000  Vendee Mortgage Trust Series 2001-2 Class B                            7.00          12/15/22        5,878,338

Total Collateralized Mortgage Obligations (Cost $56,255,393)                                                     56,782,408
                                                                                                               ------------
CORPORATE BONDS & NOTES - 23.16%

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.21%
  1,000,000  TRW Incorporated                                                       6.63            6/1/04        1,020,318
                                                                                                               ------------
BUSINESS SERVICES - 0.34%
  1,575,000  Sun Microsystems Incorporated                                          7.00           8/15/02        1,605,574
                                                                                                                 ----------
CHEMICALS & ALLIED PRODUCTS - 0.65%
  1,775,000  Pharmacia Corporation                                                  5.38           12/1/01        1,775,000
  1,300,000  Praxair Incorporated                                                   6.75            3/1/03        1,349,906

                                                                                                                  3,124,906
                                                                                                               ------------
COMMUNICATIONS - 2.26%
  1,650,000  Clear Channel Communications Incorporated                              7.88           6/15/05        1,763,792
  2,100,000  Sprint Corporation                                                     8.13           7/15/02        2,157,284
  2,250,000  US West Capital Funding Incorporated                                   6.25           7/15/05        2,237,351
  2,500,000  Verizon Global FDG Corporation**                                       2.87           3/21/02        2,501,345
  2,000,000  Viacom Incorporated                                                    6.75           1/15/03        2,074,664

                                                                                                                 10,734,436
                                                                                                               ------------
DEPOSITORY INSTITUTIONS - 4.50%
  2,100,000  Bank of America Corporation(+/-)                                       2.41           8/26/05        2,097,276
  2,490,000  Citicorp Incorporated                                                  9.50            2/1/02        2,517,333
  1,250,000  First Bank Systems Incorporated                                        7.63            5/1/05        1,360,330
  2,000,000  FleetBoston Financial Group(+/-)                                       2.81           3/27/03        2,005,042
  2,450,000  KeyCorp+(+/-)                                                          3.77           8/30/04        2,453,616
  2,500,000  Marshall & Ilsley Corporation                                          6.38           7/15/03        2,614,928
  1,200,000  Mercantile Bancorporation                                              7.05           6/15/04        1,277,260
  2,000,000  PNC Bank Corporation                                                   7.88           4/15/05        2,201,898
    950,000  PNC Funding Corporation(+/-)                                           2.45            8/1/03          950,375
  1,500,000  Popular Incorporated(+/-)                                              4.08          10/15/03        1,500,633
  2,450,000  Washington Mutual Bank+(+/-)                                           2.70           7/25/06        2,438,438

                                                                                                                 21,417,129
                                                                                                               ------------
EATING & DRINKING PLACES - 0.58%
  2,700,000  McDonald's Corporation                                                 6.00           6/23/02        2,758,582
                                                                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.76%
  2,000,000  El Paso Natural Gas                                                    7.75           1/15/02        2,009,306
  1,406,250  NRG Northeast Generating LLC                                           8.06          12/15/04        1,465,692
  1,000,000  Pacificorp                                                             7.25            9/9/02        1,028,846
  2,000,000  Reliant Energy Finance Company+                                        7.40          11/15/02        2,066,506
  1,780,000  Williams Companies Incorporated                                        6.20            8/1/02        1,810,611

                                                                                                                  8,380,961
                                                                                                               ------------

                                       78

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT - 1.55%
$ 2,455,000  Dominion Resources Incorporated(+/-)                                   3.19%           7/2/03     $  2,457,310
  3,200,000  General Electric Capital Corporation                                   6.29          12/15/01        3,203,648
  1,725,000  Raytheon Company(+/-)                                                  4.09            3/1/02        1,725,659

                                                                                                                  7,386,617
                                                                                                               ------------
FOOD & KINDRED PRODUCTS - 1.13%
  1,500,000  Campbell Soup Company(+/-)                                             2.86          10/18/03        1,500,539
  1,685,000  Conagra Foods Incorporated+(+/-)                                       4.22           9/10/03        1,685,497
  2,150,000  Kellogg Company                                                        5.50            4/1/03        2,205,894

                                                                                                                  5,391,930
                                                                                                               ------------
HOLDING & OTHER INVESTMENT OFFICES - 2.46%
  2,000,000  Golden Funding Corporation+(+/-)                                       3.13           6/21/04        2,001,868
  5,000,000  Main Place Real Estate Investment(+/-)                                 2.28           5/28/02        4,997,450
  1,750,000  Marlin Water Trust II+#                                                6.31           7/15/03          227,605
  2,000,000  Monumental Global Funding+(+/-)                                        2.32           5/28/04        2,001,470
  2,500,000  Monumental Life Insurance(+/-)                                         2.30          10/16/03        2,495,655

                                                                                                                 11,724,048
                                                                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.10%
  1,850,000  Compaq Computer                                                        6.20           5/15/03        1,896,651
  1,350,000  Parker Hannifin Corporation+(+/-)                                      3.30           10/1/03        1,350,390
  2,000,000  Smith International Incorporated+(+/-)                                 3.56          10/15/03        2,000,902

                                                                                                                  5,247,943
                                                                                                               ------------
INSURANCE CARRIERS - 0.28%
  1,250,000  AON Corporation                                                        6.90            7/1/04        1,325,335
                                                                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.80%
  3,850,000  Caterpillar Financial Services(+/-)                                    2.53            8/1/02        3,851,251
  2,750,000  Ford Motor Credit Company(+/-)                                         4.32            3/8/04        2,713,414
  2,000,000  John Hancock Global Funding II+(+/-)                                   3.71           9/12/06        1,985,678

                                                                                                                  8,550,343
                                                                                                               ------------
PAPER & ALLIED PRODUCTS - 0.21%
  1,000,000  Mead Corporation                                                       6.60            3/1/02        1,008,661
                                                                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.38%
  1,800,000  Conoco Incorporated(+/-)                                               3.36           4/15/03        1,806,480
                                                                                                               ------------
PRIMARY METAL INDUSTRIES - 0.37%
  1,770,000  Alcoa Incorporated++                                                   2.08^          12/6/04        1,768,814
                                                                                                               ------------
RAILROAD TRANSPORTATION - 0.42%
  2,000,000  Union Pacific Corporation(+/-)                                         3.15            7/1/02        2,001,884
                                                                                                               ------------
REAL ESTATE - 0.22%
  1,000,000  Susa Partnership LP                                                    7.13           11/1/03        1,037,292
                                                                                                               ------------

                                       79

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.85%
$ 2,000,000  Charles Schwab Corporation                                             7.36%          4/25/02     $  2,040,138
  2,000,000  Merrill Lynch & Company Incorporated(+/-)                              2.53           5/22/06        1,999,006

                                                                                                                  4,039,144
                                                                                                               ------------
TRANSPORTATION BY AIR - 0.33%
  1,500,000  Federal Express Corporation                                            6.63           2/12/04        1,573,965
                                                                                                               ------------
TRANSPORTATION EQUIPMENT - 1.16%
  1,500,000  Boeing Capital Corporation(+/-)                                        2.88          10/15/04        1,499,892
  2,050,000  General Dynamics Corporation+(+/-)                                     3.73            9/1/04        2,048,422
  2,000,000  GMAC(+/-)                                                              3.11           1/20/04        1,973,160

                                                                                                                  5,521,474
                                                                                                               ------------
WHOLESALE TRADE-DURABLE GOODS - 0.22%
  1,000,000  Avnet Incorporated                                                     8.20          10/17/03        1,037,542
                                                                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.38%
  1,750,000  Safeway Incorporated                                                   7.00           9/15/02        1,793,134
                                                                                                               ------------
TOTAL CORPORATE BONDS & NOTES (COST $110,909,253)                                                               110,256,512
                                                                                                               ------------
MUNICIPAL BONDS & NOTES - 2.83%
  2,450,000  Connecticut State GO Bonds                                             6.50           12/1/03        2,591,953
  1,160,000  Cow Creek Bank Umpqua Tribe of Indians AMBAC Insured                   6.20            7/1/03        1,206,412
  1,405,000  Hudson County NJ GO Bonds Remarketed 8/3/98 Fsa Insured                6.09            9/1/05        1,470,122
  2,005,000  Michigan State Taxable-clean Initiative GO Bonds Series B              6.75           11/1/02        2,087,766
  4,000,000  New York State GO Bonds Series C                                       6.13            3/1/02        4,036,760
  1,970,000  Seattle WA GO Bonds Series B                                           7.10           1/15/04        2,063,969

Total Municipal Bonds & Notes (Cost $12,973,660)                                                                 13,456,982
                                                                                                               ------------
US GOVERNMENT AGENCY SECURITIES - 22.61%

FEDERAL HOME LOAN BANK - 0.87%
  2,000,000  FHLB                                                                   6.08            7/8/02        2,048,722
  1,000,000  FHLB                                                                   7.25           2/28/03        1,012,831
  1,000,000  FHLB                                                                   7.25           5/13/05        1,099,862

                                                                                                                  4,161,415
                                                                                                               ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.18%
  1,000,000  FHLMC                                                                  6.25          10/15/02        1,034,965
     54,106  FHLMC #410220(+/-)                                                     6.15           10/1/25           55,107
    851,273  FHLMC #611084(+/-)                                                     6.52            6/1/30          855,319
  2,666,460  FHLMC #786614(+/-)                                                     6.07            8/1/25        2,741,262
    370,950  FHLMC #845151(+/-)                                                     6.60            6/1/22          376,634
     83,193  FHLMC #846367(+/-)                                                     6.93            4/1/29           84,630
  5,000,000  FHLMC Pass Thru T-31 A7(+/-)                                           6.28          11/25/16        5,176,125
  2,838,795  FHLMC Series 1192 Class I                                              7.50           1/15/07        2,955,867
  5,000,000  FHLMC Series 2091 Class PC                                             6.00           6/15/16        5,153,300
  6,633,000  FHLMC Series 2295 Class PK                                             6.00           3/15/19        6,816,204
 23,289,000  FHLMC Series 2356 Class GB                                             6.00           7/15/13       23,729,162
  9,052,479  FHLMC Series T-35 Class A(+/-)                                         2.56           9/25/31        9,022,706

                                                                                                                 58,001,281
                                                                                                               ------------

                                       80

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.45%
$   123,893  FNMA #46698(+/-)                                                       7.52%          12/1/15     $    128,175
  3,548,544  FNMA #73715                                                            7.15           11/1/03        3,728,799
    670,773  FNMA #155506(+/-)                                                      6.71            4/1/22          682,729
  1,598,104  FNMA #190815(+/-)                                                      4.58            7/1/17        1,573,570
    180,134  FNMA #220706(+/-)                                                      6.11            6/1/23          183,667
  4,398,927  FNMA #253482                                                           8.50           10/1/30        4,684,457
    175,675  FNMA #318464(+/-)                                                      6.56            4/1/25          178,385
    410,080  FNMA #321051(+/-)                                                      6.45            8/1/25          418,611
     93,993  FNMA #331866(+/-)                                                      8.17           12/1/25           97,211
    344,484  FNMA #519047(+/-)                                                      5.99            9/1/29          357,028
  3,652,454  FNMA Series 1991-146 Class Z                                           8.00          10/25/06        3,815,146
  2,798,962  FNMA Series 1999-19 Class LA                                           6.50           9/25/08        2,805,428
  2,101,856  FNMA Series 1999-19 Class PB                                           6.00           6/25/08        2,105,744
 10,671,725  FNMA Series 2001-5 Class OR                                            6.00           1/25/12       10,984,193
  3,723,995  FNMA Series 2001-W1 Class AV1(+/-)                                     2.22           8/25/31        3,704,448

                                                                                                                 35,447,591
                                                                                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.62%
  2,823,847  GNMA #780533                                                           7.00           7/15/08        2,968,684
                                                                                                               ------------
SMALL BUSINESS ADMINISTRATION - 1.49%
     12,384  SBA #500025(+/-)                                                       5.38          12/25/10           12,776
     38,038  SBA #500276(+/-)                                                       7.88           5/25/07           40,155
     87,266  SBA #500299(+/-)                                                       7.38           6/25/07           91,913
     67,218  SBA #500569(+/-)                                                       7.88           6/25/08           71,359
    242,033  SBA #500957(+/-)                                                       6.25           7/25/14          254,673
    209,710  SBA #501224(+/-)                                                       4.75           6/25/15          213,489
     43,770  SBA #502241(+/-)                                                       5.88           4/25/03           43,954
     88,918  SBA #502583(+/-)                                                       7.22           9/25/03           90,231
     29,495  SBA #502966(+/-)                                                       7.22           5/25/15           31,720
     48,595  SBA #502974(+/-)                                                       6.13           1/25/10           51,013
    392,714  SBA #503405(+/-)                                                       6.38           5/25/16          417,916
  1,315,172  SBA #503611(+/-)                                                       5.38          12/25/21        1,385,156
    819,393  SBA #503658(+/-)                                                       6.63           9/25/10          871,730
    682,707  SBA #503664(+/-)                                                       6.47           1/25/13          721,378
  2,513,964  SBA Participation Certificates                                         7.88            5/1/10        2,772,925

                                                                                                                  7,070,388
                                                                                                               ------------
Total US Government Agency Securities (Cost $105,394,433)                                                       107,649,359
                                                                                                               ------------
US TREASURY SECURITIES - 7.62%

US INFLATION INDEX NOTE - 7.20%
 34,008,088  US Treasury Notes**                                                    3.50           1/15/11       34,252,538
                                                                                                               ------------
US TREASURY NOTES - 0.42%
  1,000,000  US Treasury Notes                                                      6.13          12/31/01        1,003,203
  1,000,000  US Treasury Notes                                                      6.25           1/31/02        1,007,031

                                                                                                                  2,010,234
                                                                                                               ------------
Total US Government Securities (Cost $37,154,028)                                                                36,262,772
                                                                                                               ------------

                                       81

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 11.67%

REPURCHASE AGREEMENTS - 11.67%
$55,569,618  Salomon Smith Barney - 102% Collateralized by US
             Government Securities                                                  2.14%          12/3/01     $ 55,569,618

Total Short-term Investments (Cost $55,569,618)                                                                  55,569,618
                                                                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $473,954,137)*                                             100.12%                                       $476,583,270
Other Assets and Liabilities, Net                                 (0.12)                                           (570,389)
                                                                  -----                                        ------------
Total Net Assets                                                 100.00%                                       $476,012,881
                                                                 ------                                        ------------

# THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENTS. IT IS SECURED BY ENRON NOTES. ENRON FILED CHAPTER 11 ON 12/2/01.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

(+/-) VARIABLE RATE SECURITIES.

++    ZERO COUPON BOND.

^     YIELD TO MATURITY.

** U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMIANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                                   $5,489,315
   Gross Unrealized Depreciation                                  ($2,860,182)
                                                                  -----------
   Net Unrealized Appreciation                                     $2,629,133

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2001 (UNAUDITED)

STRATEGIC VALUE BOND PORTFOLIO

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 8.39%
$ 1,839,000  Aesop Funding II LLC Series 1998-I A^                                   6.14%          5/20/06    $  1,925,852
  1,000,000  Chase Credit Card Master Trust Series 2001-3 Class C(+/-)               2.93           9/15/06         997,504
  2,145,000  Chevy Chase Master Credit Card Trust Series 1998 Class A(+/-)           2.48          10/16/06       2,148,758
  1,000,000  Citibank Credit Card Issuance Trust                                     6.65           5/15/08       1,033,552
  1,500,000  EQCC Home Equity Loan Trust Series 1999-2 A6F(+/-)                      6.68           7/25/30       1,569,048
    918,364  Green Tree Financial Corporation Series 1997-7 A8                       6.86           7/15/29         949,703
  1,317,758  Household Consumer Loan Trust(+/-)                                      2.21           3/15/07       1,314,980
  1,500,000  Mellon Residential Funding Corporation                                  6.62           2/25/21       1,548,885
  1,226,000  Rental Car Finance Corporation Series 1997-1 B3^(+/-)                   6.70           9/25/07       1,303,374
  2,000,000  Saxon Asset Securities Trust 1992-2 AF6                                 6.42           3/25/14       2,064,822
    350,737  Sequoia Mortgage Trust Series 2 Class AI(+/-)                           5.82          10/25/24         350,792
    601,227  Van Kampen CLO-I^(+/-)                                                  2.80           10/8/07         579,223
    632,000  World Omni Auto Lease Securitization Series 2001-AA Class B^(+/-)       3.41           7/20/07         631,706

Total Asset Backed Securities (Cost $15,877,770)                                                                 16,418,199
                                                                                                               ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.52%
    696,979  Bank of America Mortgage Securities                                     6.25           7/25/31         708,767
    748,022  Bank of America Mortgage Securities                                     6.25           9/25/31         759,564
  1,250,000  Countrywide Mortgage Backed Securities Incorporated 1993-E A6           6.50           1/25/24       1,282,938
    601,745  Housing Securities Incorporated Series 1995-B Class A-I-A(+/-)          6.94          11/25/28         617,627
  2,452,000  Merrill Lynch Mortgage Investors IncorporateD
             Series 1997-CI Class A3                                                 7.12           6/18/29       2,625,633
    592,110  Nationslink Funding Corporation                                         7.56          11/10/30         619,726
  2,303,268  Nationslink Funding Corporation Series 1999-CI Class AIV(+/-)           2.44          11/10/30       2,288,728
  2,000,000  Prudential Home Mortgage Securities Series 1993 Class A9                6.50          12/25/23       2,051,280
    523,181  Residential Asset Securities Corporation(+/-)                           3.26           8/25/27         523,367
  1,196,280  Vendee Mortgage Trust Series 1992-2 Class G                             7.25           2/15/19       1,280,788

Total Collateralized Mortgage Obligations (Cost $12,350,807)                                                     12,758,418
                                                                                                               ------------
CORPORATE BONDS & NOTES - 39.52%

AMUSEMENT & RECREATION SERVICES - 0.40%
    766,000  Premier Parks Incorporated                                              9.25            4/1/06         777,490
                                                                                                               ------------
APPAREL & ACCESSORY STORES - 0.45%
    826,000  Kohl's Corporation                                                      6.70            2/1/06         884,050
                                                                                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.38%
    734,000  Tommy Hilfiger Corporation                                              6.50            6/1/03         740,193
                                                                                                               ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.31%
    585,000  TRW Incorporated                                                        6.63            6/1/04         596,886
                                                                                                               ------------
BUSINESS SERVICES - 1.05%
    375,000  Iron Mountain Incorporated                                              8.63            4/1/13         397,500
  1,132,000  Oracle Corporation                                                      6.72           2/15/04       1,201,654
    500,000  PSInet Incorporated#                                                   10.00           2/15/05          40,000
    400,000  Unisys Corporation                                                      8.13            6/1/06         409,000

                                                                                                                  2,048,154
                                                                                                               ------------

                                       83

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 1.57%
$   750,000  Athena Neuro Finance LLC                                                7.25%          2/21/08    $    786,339
    400,000  IMC Global Incorporated^                                               11.25            6/1/11         428,000
    300,000  King Pharmaceuticals Incorporated                                      10.75           2/15/09         360,000
    900,000  Lyondell Chemical Company                                               9.63            5/1/07         918,000
    600,000  Watson Pharmaceuticals Incorporated                                     7.13           5/15/08         589,614

                                                                                                                  3,081,953
                                                                                                               ------------
COMMUNICATIONS - 2.48%
    475,000  British Sky Broadcasting                                                7.30          10/15/06         484,438
    575,000  Canwest Media Incorporated                                             10.63           5/15/11         621,000
    613,000  Charter Communications Holdings LLC                                     8.63            4/1/09         597,675
    600,000  Clear Channel Communications Incorporated                               7.88           6/15/05         641,379
    600,000  Cox Enterprises Incorporated^                                           8.00           2/15/07         655,732
    356,000  CSC Holdings Incorporated                                               7.25           7/15/08         352,371
    375,000  Mediacom Broadband LLC^                                                11.00           7/15/13         414,375
    635,000  Nextel Communications^                                                  5.25           1/15/10         401,638
    100,000  Sinclair Broadcast Group                                                8.75          12/15/11         101,000
    600,000  Verizon Pennsylvania                                                    5.65          11/15/11         582,380
    350,000  Winstar Communications Incorporated#                                   12.50           4/15/08             875

                                                                                                                  4,852,863
                                                                                                               ------------
DEPOSITORY INSTITUTIONS - 8.05%
  1,100,000  Associated Bancorp                                                      6.75           8/15/11       1,100,240
    375,000  Bank One Corporation                                                    7.63            8/1/05         408,812
  1,050,000  Bank One Capital III(+/-)                                               4.96            9/1/30       1,046,248
  1,839,000  BankAmerica Capital III(+/-)                                            3.00           1/15/27       1,593,317
  1,489,000  Chase Capital(+/-)                                                      2.86            8/1/28       1,313,183
  1,000,000  City National Bank                                                      6.75            9/1/11         993,605
  1,226,000  Deposit Guaranty Corporation                                            7.25            5/1/06       1,302,252
  1,226,000  Farmers Exchange Capital^                                               7.20           7/15/48         971,552
  1,250,000  First Union National Bank                                               7.80           8/18/10       1,393,853
  1,250,000  Firstar Bank NA                                                         7.13           12/1/09       1,329,965
    656,000  Golden State Holdings                                                   7.13            8/1/05         660,254
    650,000  Marshall & Ilsley Corporation                                           6.38            9/1/11         660,381
    530,000  National City Bank                                                      6.20          12/15/11         529,984
  1,364,000  Old Kent Financial Corporation                                          6.63          11/15/05       1,439,589
    500,000  Sovereign Bancorp Incorporated                                         10.25           5/15/04         535,000
    450,000  Washington Mutual Bank                                                  6.88           6/15/11         468,312

                                                                                                                 15,746,547
                                                                                                               ------------
EATING & DRINKING PLACES - 0.34%
    672,000  Aramark Corporation                                                     6.75            8/1/04         672,915
                                                                                                               ------------
EDUCATIONAL SERVICES - 1.86%
  2,235,000  Massachusetts Institute of Technology                                   7.25           11/2/96       2,365,084
  1,250,000  Stanford University                                                     6.16           4/30/11       1,265,334

                                                                                                                  3,630,418
                                                                                                               ------------

                                       84

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.49%
$   425,000  CMS Energy Corporation                                                  8.90%          7/15/08    $    443,398
    500,000  Reliant Energy Finance Company^                                         7.40          11/15/02         516,627

                                                                                                                    960,025
                                                                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 0.56%
    500,000  Delco Remy International Incorporated                                  11.00            5/1/09         515,000
    610,000  Hyundai Semiconductor^                                                  8.25           5/15/04         364,920
    175,000  Salton Incorporated                                                    12.25           4/15/08         175,875
    100,000  Williams Communications Group Incorporated^                            11.70            8/1/08          46,000

                                                                                                                  1,101,795
                                                                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.20%
    375,000  Alliant Techsystems Incorporated                                        8.50           5/15/11         397,500
                                                                                                               ------------
FOOD & KINDRED PRODUCTS - 0.99%
    375,000  Constellation Brands Incorporated                                       8.00           2/15/08         388,125
    400,000  Cott Corporation                                                        8.50            5/1/07         410,000
    400,000  Land O Lakes Incorporated^                                              8.75          11/15/11         398,000
    700,000  Whitman Corporation                                                     7.29           9/15/26         748,773

                                                                                                                  1,944,898
                                                                                                               ------------
GENERAL MERCHANDISE STORES - 0.18%
    350,000  Target Corporation                                                      5.40           10/1/08         348,911
                                                                                                               ------------
HEALTH CARE REVENUE - 0.23%
    425,000  HCA-The Healthcare Company                                              7.15           3/30/04         447,176
                                                                                                               ------------
HEALTH SERVICES - 0.46%
    850,000  AARP^                                                                   7.50            5/1/31         898,496
                                                                                                               ------------
HOLDING & OTHER INVESTMENT OFFICES - 2.12%
    306,000  HMH Properties Series A                                                 7.88            8/1/05         292,995
    750,000  Manufacturer & Traders Trust Company                                    8.00           10/1/10         831,359
    500,000  Monumental Global Funding^                                              6.05           1/19/06         515,612
  2,500,000  Structured Asset Repackaged^(+/-)                                       2.38          11/28/03       2,501,685

                                                                                                                  4,141,651
                                                                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.33%
    650,000  MGM Grand Incorporated                                                  6.95            2/1/05         654,044
                                                                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.86%
  1,150,000  American Standard Companies Incorporated                                7.13           2/15/03       1,175,875
    800,000  Applied Materials Incorporated                                          7.00            9/6/05         847,194
    400,000  Briggs & Stratton Corporation                                           8.88           3/15/11         423,000
    575,000  Solectron Corporation                                                   7.38            3/1/06         538,347
    657,000  Terex Corporation                                                       8.88            4/1/08         652,073

                                                                                                                  3,636,489
                                                                                                               ------------

                                       85

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
INSURANCE CARRIERS - 5.49%
$ 1,839,000  Equitable Life Assurance Society^                                       6.95%          12/1/05    $  1,948,200
    750,000  ING Groep NV                                                            8.00          10/30/06         828,011
  1,197,000  Lincoln National Corporation                                            7.25           5/15/05       1,282,582
  1,000,000  Mass Mutual Life^                                                       7.63          11/15/23       1,061,694
  1,000,000  Minnesota Life Insurance^                                               8.25           9/15/25       1,078,123
  1,000,000  Pacific Mutual Life^                                                    7.90          12/30/23       1,086,429
  1,073,000  Prudential Insurance Company^                                           7.65           7/01/07       1,157,843
    682,000  Reinsurance Group of America^                                           7.25           4/01/06         721,917
    532,000  Reliastar Financial Corporation                                         7.13           3/01/03         558,211
  1,007,000  Terra Nova (UK) Holdings                                                7.20           8/15/07       1,013,368

                                                                                                                 10,736,378
                                                                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.42%
    626,000  Bausch & Lomb Incorporated                                              6.75          12/15/04         624,008
    200,000  Beckman Instruments Incorporated                                        7.45            3/4/08         206,654

                                                                                                                    830,662
                                                                                                               ------------
METAL MINING - 0.20%
    400,000  Phelps Dodge Corporation                                                6.38           11/1/04         389,973
                                                                                                               ------------
MISCELLANEOUS RETAIL - 0.22%
    500,000  Rite Aid Corporation                                                    7.13           1/15/07         427,500
                                                                                                               ------------
MOTION PICTURES - 0.20%
    375,000  Alliance Atlantis Communications                                       13.00          12/15/09         398,438
                                                                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.03%
    900,000  Ford Motor Credit Company                                               6.70           7/16/04         925,320
    600,000  General Motors Acceptance Corporation                                   5.85           1/14/09         568,359
    500,000  Mellon Funding Corporation                                              6.40           5/14/11         514,633

                                                                                                                  2,008,312
                                                                                                               ------------
OIL & GAS EXTRACTION - 0.94%
    400,000  Parker Drilling Company                                                 9.75          11/15/06         400,000
    525,000  Pioneer Natural Resource Company                                        6.50           1/15/08         504,543
    275,000  Pioneer Natural Resource Company                                        9.63            4/1/10         303,395
    613,000  R&B Falcon Corporation                                                  6.75           4/15/05         639,128

                                                                                                                  1,847,066
                                                                                                               ------------
PAPER & ALLIED PRODUCTS - 0.15%
    306,000  Buckeye Technologies Incorporated                                       8.50          12/15/05         298,350
                                                                                                               ------------
PERSONAL SERVICES - 0.14%
    300,000  Service Corporation International                                       6.00          12/15/05         275,250
                                                                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.46%
    500,000  Coastal Corporation                                                     6.50           5/15/06         501,607
    400,000  Conoco Funding                                                          6.35          10/15/11         406,092

                                                                                                                    907,699
                                                                                                               ------------

                                       86

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE

PRIMARY METAL INDUSTRIES - 0.76%
$   424,000  Century Aluminum Company                                               11.75%          4/15/08    $    438,840
  1,050,000  US Steel LLC                                                           10.75            8/1/08       1,039,500

                                                                                                                  1,478,340
                                                                                                               ------------
REAL ESTATE - 0.57%
    125,000  Stewart Enterprises                                                    10.75            7/1/08         136,875
  1,007,000  Susa Partnership LP                                                     8.20            6/1/17         987,903

                                                                                                                  1,124,778
                                                                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.53%
    839,000  Charles Schwab Corporation                                              6.88            9/2/03         879,953
    700,000  Citigroup Incorporated                                                  5.75           5/10/06         723,009
    620,000  Merrill Lynch & Company Incorporated(+/-)                               2.53           5/22/06         619,692
    750,000  Morgan Stanley Dean Witter & Company                                    6.10           4/15/06         780,205

                                                                                                                  3,002,859
                                                                                                               ------------
TRANSPORTATION BY AIR - 1.71%
  1,538,336  Continental Airlines                                                    6.80            7/2/07       1,450,794
    500,000  Continental Airlines                                                    7.03           6/15/11         410,805
  1,139,512  Federal Express Series 97-B                                             7.52           1/15/18       1,122,784
    402,320  Northwest Airlines Corporation                                          6.81            2/1/20         354,560

                                                                                                                  3,338,943
                                                                                                               ------------
TRANSPORTATION EQUIPMENT - 0.68%
    750,000  Daimler Chrysler                                                        6.90            9/1/04         788,945
    525,000  Navistar International                                                  9.38            6/1/06         551,250

                                                                                                                  1,340,195
                                                                                                               ------------
WATER TRANSPORTATION - 0.44%
    239,000  Royal Caribbean Cruises                                                 7.13           9/18/02         229,521
    612,000  Teekay Shipping Corporation                                             8.32            2/1/08         636,480

                                                                                                                    866,001
                                                                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
    500,000  Airgas Incorporated                                                     9.13           10/1/11         535,000
                                                                                                               ------------
Total Corporate Bonds & Notes (Cost $77,454,579)                                                                 77,368,198
                                                                                                               ------------
MUNICIPAL BONDS & NOTES - 1.03%
  1,225,000  Hudson County NJ Import Authority Facilities Leasing Revenue            7.40           12/1/25       1,344,389
    640,000  Washington State GO State Housing Trust Fund Series T                   6.60            1/1/03         661,773

Total Municipal Bonds & Notes (Cost $1,903,589)                                                                   2,006,162
                                                                                                               ------------
SECURED BANK LOAN - 0.46%
    225,718  Owens Illinois Term Loan(+/-)                                           4.90           3/31/04         217,818
    699,282  Owens Illinois Term Loan(+/-)                                           4.95           3/31/04         674,807

Total Secured Bank Loan (Cost $885,093)                                                                             892,625
                                                                                                               ------------

                                       87

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
STOCK CERTIFICATE -- 0.31%
$ 1,000,000  PPM America CBO II+                                                                                $   597,900

Total Stock Certificate (Cost $1,019,820)                                                                           597,900
                                                                                                               ------------
US GOVERNMENT AGENCY SECURITIES - 36.81%

FEDERAL GOLD LOAN MORTGAGE CORPORATION - 1.98%
  3,878,683  FGLMC #Coo665                                                           6.00%          10/1/28       3,876,107
                                                                                                               ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.97%
  2,087,319  FHLMC Series 1675 Class KZ                                              6.50           2/15/24       2,142,487
  1,196,651  FHLMC Series 2117 Class MK                                              6.00           2/15/11       1,235,829
  2,000,000  FHLMC Series 2218 Class B                                               6.00          11/15/27       2,046,188
  5,000,000  FHLMC Series 2345 Class PW                                              6.00           8/15/11       5,146,750
  5,000,000  FHLMC Series 2358 Class PD                                              6.00           9/15/16       4,777,450
  4,088,000  FHLMC Series 2360 Class PE                                              6.00          11/15/13       4,163,505
  7,500,000  FHLMC Series 2363 Class PF                                              6.00           9/15/16       7,359,300
  2,282,000  FHLMC Series T-20 Class A6                                              7.49           9/25/29       2,426,245

                                                                                                                 29,297,754
                                                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.00%
  1,165,409  FNMA #73919                                                             6.80            1/1/04       1,222,368
  1,172,583  FNMA #375168                                                            7.13            6/1/04       1,245,512
  1,766,437  FNMA #380268(+/-)                                                       6.20            5/1/05       1,860,252
  1,473,360  FNMA #380581                                                            6.17            8/1/08       1,542,672
    992,897  FNMA #383017(+/-)                                                       6.49            1/1/08       1,055,120
  5,143,262  FNMA #535475                                                            6.00            3/1/29       5,120,508
    850,000  FNMA Series 1994-30 Class M                                             6.50           2/25/24         875,532
  2,637,813  FNMA Series 2001-45 Class PB                                            6.00           7/25/11       2,725,468

                                                                                                                 15,647,432
                                                                                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.41%
  1,175,503  GNMA #345066                                                            6.50          10/15/23       1,202,675
  1,221,231  GNMA #346960                                                            6.50          12/15/23       1,249,460
  1,019,992  GNMA #354692                                                            6.50          11/15/23       1,043,570
  1,338,419  GNMA #361398                                                            6.50           1/15/24       1,368,443
  1,296,232  GNMA #366641                                                            6.50          11/15/23       1,326,194
  1,342,875  GNMA #448735                                                            7.68           5/15/03       1,409,982
    500,000  GNMA #450809                                                            7.60           4/15/03         522,168
  1,161,306  GNMA #473918                                                            7.00           4/15/28       1,199,226
  2,250,000  GNMA #525459                                                            7.25           1/15/04       2,304,781
    800,000  GNMA #525829                                                            7.60           8/15/02         834,971
  2,000,000  GNMA #531435                                                            7.00           3/15/03       2,015,180
  1,525,169  GNMA #531836                                                            7.70          12/15/03       1,601,260
    600,000  GNMA #531964                                                            7.72          11/15/02         631,369
  1,500,000  GNMA #533857                                                            7.35           1/15/03       1,547,588
    650,000  GNMA #543647                                                            7.63           4/15/03         680,101
  1,410,000  GNMA Series 1998-14 Class PD                                            6.00           6/20/23       1,439,291

                                                                                                                 20,376,259
                                                                                                               ------------

                                       88

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
HOUSING & URBAN DEVELOPMENT - 1.45%
$ 2,500,000  HUD                                                                     7.45%          8/1/10      $  2,838,243

Total Us Government Agency Securities (Cost $70,049,707)                                                          72,035,795
                                                                                                                ------------
US TREASURY SECURITIES - 7.21%

US TREASURY BONDS - 7.21%
  9,000,000  US Treasury Bonds                                                       7.25           5/15/16       10,643,904
  3,000,000  US Treasury Bonds                                                       6.75           8/15/26        3,469,218

Total Us Treasury Securities (Cost $13,800,325)                                                                   14,113,122
                                                                                                                ------------
SHORT-TERM INVESTMENTS - 0.90%

REPURCHASE AGREEMENTS - 0.90%
  1,755,432  Salomon Smith Barney Repurchase Agreement -
             102% Collateralized by US Government Securities                         2.14           12/3/01        1,755,432

Total Short-term Investments (Cost $1,755,432)                                                                     1,755,432
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $195,097,122)*                                             101.15%                                        $197,945,851
Other Assets and Liabilities, Net                                 (1.15)                                          (2,255,601)
                                                                  -----                                         ------------
Total Net Assets                                                 100.00%                                        $195,690,250
                                                                 ------                                         ------------

#     THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT.
^ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
(+/-) VARIABLE RATE SECURITIES.
+     NON-INCOME PRODUCING SECURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                                  $ 5,814,827
   Gross Unrealized Depreciation                                   (2,966,098)
                                                                   ----------
   Net Unrealized Appreciation                                    $ 2,848,729

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  TACTICAL MATURITY BOND PORTFOLIO

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE

ASSET BACKED SECURITIES - 15.89%
$10,773,000  AT&T Universal Card Master Trust Series 1997-1 Class A(+/-)             2.19%          4/19/04    $ 10,768,960
 11,761,603  Daimler Chrysler Auto Trust Series 2001-A Class A2(+/-)                 4.98            1/6/04      11,925,231
 14,000,000  Fleet Credit Card Master Trust II Series 2000-A Class A                 2.21           7/15/05      14,007,616
 14,000,000  Ford Motor Credit Auto Owner Trust Series 2000-F Class A1(+/-)          2.49           8/15/03      14,030,996
 12,250,000  Peoples Bank Credit Card Master Trust Series 1997-1 A(+/-)              2.20          10/15/04      12,250,294

TOTAL ASSET BACKED SECURITIES (COST $62,826,194)                                                                 62,983,097
                                                                                                               ------------

US GOVERNMENT AGENCY SECURITIES - 24.04%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.26%
 18,000,000  FHLMC                                                                   3.78           12/3/01      18,000,000
 18,700,000  FHLMC                                                                   3.69           12/6/01      18,696,933

                                                                                                                 36,696,933
                                                                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.78%
 17,180,000  FNMA                                                                    3.85          12/21/01      17,163,078
 21,180,000  FNMA                                                                    6.63           1/15/02      21,296,278
 20,000,000  FNMA                                                                    6.38           1/16/02      20,106,500

                                                                                                                 58,565,856
                                                                                                               ------------

Total US Government Agency Securities (Cost $95,133,277)                                                         95,262,789
                                                                                                               ------------

US TREASURY SECURITIES - 22.39%

US TREASURY BONDS - 22.39%
 38,250,000  US Treasury Bonds                                                       5.25          11/15/28      36,860,454
 30,000,000  US Treasury Bonds                                                       5.25           2/15/29      28,964,070
 21,000,000  US Treasury Bonds                                                       6.13           8/15/29      22,899,849

Total US Treasury Securities (Cost $92,883,175)                                                                  88,724,373
                                                                                                               ------------

SHORT-TERM INVESTMENTS - 37.16%

REPURCHASE AGREEMENTS - 37.16%
 62,300,734  Deutsche Bank Alex Brown - 102% Collateralized
             by US Government Securities                                             2.14          12/3/01       62,300,734
 85,000,000  Salomon Smith Barney - 102% Collateralized
             by US Government Securities                                             2.14          12/3/01       85,000,000

Total Short-Term Investments (Cost $147,300,734)                                                                147,300,734
                                                                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $398,143,380)*                                              99.48%                                       $394,270,993
Other Assets and Liabilities, Net                                  0.52                                           2,055,661
                                                                 ------                                        ------------
TOTAL NET ASSETS                                                 100.00%                                       $396,326,654
                                                                 ------                                        ------------

(+/-) Variable Rate Securities.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

   Gross Unrealized Appreciation                                 $    471,672
   Gross Unrealized Depreciation                                   (4,344,059)
                                                                 -------------
   Net Unrealized Depreciation                                   $ (3,872,387)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS

STATEMENTS OF ASSETS & LIABILITIES -- NOVEMBER 30, 2001 (UNAUDITED)

                                                                                                                      TACTICAL
                                                                        MANAGED          STABLE       STRATEGIC       MATURITY
                                                                   FIXED INCOME          INCOME      VALUE BOND       BOND (1)
------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
   Investments at cost                                            $ 569,406,313   $ 418,384,519   $ 193,341,690   $250,842,646
   Repurchase at cost                                                15,898,253      55,569,618       1,755,432    147,300,734
   Net unrealized appreciation (depreciation)                        13,071,579       2,629,133       2,848,728     (3,872,387)
                                                                  -------------   -------------   -------------   ------------
TOTAL INVESTMENTS AT VALUE                                          598,376,145     476,583,270     197,945,850    394,270,993
                                                                  -------------   -------------   -------------   ------------
   Cash                                                                  50,000          50,000          60,114         50,000
   Cash Collateral for securities loaned                             70,277,554      57,385,472      35,490,895    128,626,985
   Receivable for investments sold                                            0               0         954,213              0
   Receivable for dividends, interest and other receivables           6,465,327       3,149,218       2,075,297      2,135,461
   Receivable for interest rate swap                                          0               0         193,459              0
   Receivable for futures                                               102,111               0         240,666              0
                                                                  -------------   -------------   -------------   ------------
TOTAL ASSETS                                                        675,271,137     537,167,960     236,960,494    525,083,439
                                                                  -------------   -------------   -------------   ------------
LIABILITIES
   Payable for investments purchased                                 19,025,716       2,592,458       5,690,510              0
   Payable for securities loaned                                     70,277,554      57,385,472      35,490,895    128,626,985
   Payable for interest rate swaps                                      127,400         939,408               0              0
   Payable to investment adviser                                        142,426         201,273          57,842        100,670
   Payable to administrator                                              11,032          12,555          11,372          2,381
   Accrued expenses and other liabilities                                15,865          23,913          19,625         26,750
                                                                  -------------   -------------   -------------   ------------
TOTAL LIABILITIES                                                    89,599,993      61,155,079      41,270,244    128,756,786
                                                                  -------------   -------------   -------------   ------------
TOTAL NET ASSETS                                                   $585,671,144    $476,012,881    $195,690,250   $396,326,653
                                                                  -------------   -------------   -------------   ------------
SECURITIES ON LOAN, AT MARKET VALUE                               $  69,233,377   $  55,678,301   $  34,944,069   $127,722,023

(1) PREVIOUSLY KNOWN AS POSITIVE RETURN BOND PORTFOLIO. NAME CHANGED NOVEMBER 28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS                   CORE PORTFOLIOS
ENDED NOVEMBER 30, 2001 (UNAUDITED)

                                                                                                                      TACTICAL
                                                                        MANAGED          STABLE       STRATEGIC       MATURITY
                                                                   FIXED INCOME          INCOME      VALUE BOND       BOND (1)
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                  $18,279,767    $ 10,342,355      $6,202,441    $ 8,221,573
   Securities lending & Other Income                                     27,259          31,036        (399,672)       109,304
                                                                    -----------    ------------      ----------    -----------
TOTAL INVESTMENT INCOME                                              18,307,026      10,373,391       5,802,769      8,330,877
                                                                    -----------    ------------      ----------    -----------
EXPENSES
   Advisory fees                                                      1,453,345       1,043,636         485,432        967,216
   Custody                                                               58,134          41,745          19,417         38,689
   Accounting                                                            33,491          27,998          58,631         30,437
   Legal                                                                 18,759          10,831           2,952          4,985
   Audit                                                                  8,649           8,649           8,649          8,649
   Directors' fees                                                        1,961           1,961           1,961          1,961
   Miscellaneous                                                         17,903          30,247          20,910         22,893
                                                                    -----------    ------------      ----------    -----------
TOTAL EXPENSES                                                        1,592,242       1,165,067         597,952      1,074,830
                                                                    -----------    ------------      ----------    -----------
LESS:
   Waived fees and reimbursed expenses                                 (572,741)         (3,012)        (52,319)      (374,390)
   Net expenses                                                       1,019,501       1,162,055         545,633        700,440
                                                                    -----------    ------------      ----------    -----------
NET INVESTMENT INCOME                                                17,287,525       9,211,336       5,257,136      7,630,437
                                                                    -----------    ------------      ----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   Investments                                                        6,517,476       1,257,972         393,690      3,570,124
   Financial futures transactions                                       102,111               0         153,167              0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                        6,277,784         (88,875)      3,699,406     (3,615,250)
   Financial futures transactions                                      (150,000)              0        (112,500)             0
   Options                                                               60,117          15,819          18,984              0
   Swaps                                                               (127,400)       (887,783)        101,535              0
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS                                                   12,680,088         297,133       4,254,282        (45,126)
                                                                    -----------    ------------      ----------    -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                         $29,967,613    $  9,508,469      $9,511,418    $ 7,585,311
                                                                    -----------    ------------      ----------    -----------

(1) PREVIOUSLY KNOWN AS POSITIVE RETURN BOND PORTFOLIO. NAME CHANGED NOVEMBER 28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    MANAGED FIXED INCOME
                                                                                            ----------------------------------
                                                                                              (UNAUDITED)
                                                                                              FOR THE SIX              FOR THE
                                                                                             MONTHS ENDED           YEAR ENDED
                                                                                            NOV. 30, 2001         MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                         $549,442,930        $ 458,746,441
OPERATIONS:
   Net investment income                                                                       17,287,525           33,063,788
   Net realized gain (loss) from investments                                                    6,619,587            4,662,503
   Net change in unrealized appreciation
   (depreciation) of investments                                                                6,060,501           27,893,937
                                                                                             ------------        -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                             29,967,613           65,620,228
                                                                                             ------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions                                                                               80,116,034          168,104,634
   Withdrawals                                                                                (73,855,433)        (143,028,373)
                                                                                             ------------        -------------
   Net increase (decrease) from transactions in investors' beneficial interest                  6,260,601           25,076,261
                                                                                             ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          36,228,214           90,696,489
                                                                                             ------------        -------------
ENDING NET ASSETS                                                                            $585,671,144        $ 549,442,930
                                                                                             ------------        -------------
(1)   PREVIOUSLY KNOWN AS POSITIVE RETURN BOND PORTFOLIO. NAME CHANGED NOVEMBER
      28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       94

                                                                                                       STABLE INCOME
                                                                                            ----------------------------------
                                                                                              (UNAUDITED)
                                                                                              FOR THE SIX              FOR THE
                                                                                             MONTHS ENDED           YEAR ENDED
                                                                                            NOV. 30, 2001         MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                         $382,480,158        $ 340,546,198
OPERATIONS:
   Net investment income                                                                        9,211,336           20,491,278
   net realized gain (loss) from investments                                                    1,257,972              908,139
   net change in unrealized appreciation
   (depreciation) of investments                                                                 (960,839)           6,348,127
                                                                                             ------------        -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                              9,508,469           27,747,544
                                                                                             ------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions                                                                              147,761,434          121,453,231
   Withdrawals                                                                                (63,737,180)        (107,266,815)
                                                                                             ------------        -------------
   Net increase (decrease) from transactions in investors' beneficial interest                 84,024,254           14,186,416
                                                                                             ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          93,532,723           41,933,960
                                                                                             ------------        -------------
ENDING NET ASSETS                                                                            $476,012,881        $ 382,480,158
                                                                                             ------------        -------------

                                                                                                    STRATEGIC VALUE BOND
                                                                                          ------------------------------------
                                                                                              (UNAUDITED)
                                                                                              FOR THE SIX              FOR THE
                                                                                             MONTHS ENDED           YEAR ENDED
                                                                                            NOV. 30, 2001         MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                         $183,482,592        $ 153,176,758
OPERATIONS:
   Net investment income                                                                        5,257,136           10,993,990
   net realized gain (loss) from investments                                                      546,857              302,127
   net change in unrealized appreciation
   (depreciation) of investments                                                                3,707,425            8,303,186
                                                                                             ------------        -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                              9,511,418           19,599,303
                                                                                             ------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions                                                                               27,593,604           58,058,769
   Withdrawals                                                                                (24,897,364)         (47,352,238)
                                                                                             ------------        -------------
   Net increase (decrease) from transactions in investors' beneficial interest                  2,696,240           10,706,531
                                                                                             ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          12,207,658           30,305,834
                                                                                             ------------        -------------
ENDING NET ASSETS                                                                            $195,690,250        $ 183,482,592
                                                                                             ------------        -------------

                                                                                                  TACTICAL MATURITY BOND (1)
                                                                                            ----------------------------------
                                                                                              (UNAUDITED)
                                                                                              FOR THE SIX              FOR THE
                                                                                             MONTHS ENDED           YEAR ENDED
                                                                                            NOV. 30, 2001         MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                         $364,754,719        $ 306,501,015
OPERATIONS:
   Net investment income                                                                        7,630,437           19,405,623
   Net realized gain (loss) from investments                                                    3,570,124           20,778,202
   Net change in unrealized appreciation
   (depreciation) of investments                                                               (3,615,250)          (7,648,683)
                                                                                             ------------        -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                              7,585,311           32,535,142
                                                                                             ------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions                                                                               68,944,791          129,553,179
   Withdrawals                                                                                (44,958,168)        (103,834,617)
                                                                                             ------------        -------------
   Net increase (decrease) from transactions in investors' beneficial interest                 23,986,623           25,718,562
                                                                                             ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          31,571,934           58,253,704
                                                                                             ------------        -------------
ENDING NET ASSETS                                                                            $396,326,653        $ 364,754,719
                                                                                             ------------        -------------

CORE PORTFOLIOS                                            FINANCIAL HIGHLIGHTS

                                                                             RATIO TO AVERAGE NET ASSETS(1)
                                                                      -----------------------------------------    PORTFOLIO
                                                                      NET INVESTMENT         NET          GROSS     TURNOVER
                                                                              INCOME    EXPENSES    EXPENSES(2)         RATE
----------------------------------------------------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
June 1, 2001 to November 30, 2001 (Unaudited)                                  5.95%       0.35%          0.55%         44%
June 1, 2000 to May 31, 2001                                                   6.34%       0.35%          0.54%        121%
June 1, 1999 to May 31, 2000                                                   6.48%       0.36%          0.50%         65%
June 1, 1998 to May 31, 1999                                                   6.23%       0.40%          0.45%         51%
June 1, 1997(3) to May 31, 1998                                                6.53%       0.41%          0.46%         92%

STABLE INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
June 1, 2001 to November 30, 2001 (Unaudited)                                  4.41%       0.56%          0.56%         19%
June 1, 2000 to May 31, 2001                                                   5.89%       0.55%          0.55%         37%
June 1, 1999 to May 31, 2000                                                   5.63%       0.47%          0.49%         40%
June 1, 1998 to May 31, 1999                                                   5.39%       0.36%          0.41%         29%
June 1, 1997(3) to May 31, 1998                                                5.96%       0.37%          0.43%         37%

STRATEGIC VALUE BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
June 1, 2001 to November 30, 2001 (Unaudited)                                  5.42%       0.56%          0.62%         53%
June 1, 2000 to May 31, 2001                                                   6.31%       0.55%          0.57%        149%
June 1, 1999 to May 31, 2000                                                   6.45%       0.56%          0.59%         65%
June 1, 1998 to May 31, 1999                                                   6.05%       0.56%          0.61%         48%
October 1, 1997(3) to May 31, 1998                                             6.06%       0.58%          0.62%        135%

TACTICAL MATURITY BOND PORTFOLIO(4)
----------------------------------------------------------------------------------------------------------------------------
June 1, 2001 to November 30, 2001 (Unaudited)                                  3.86%       0.36%          0.54%         31%
June 1, 2000 to May 31, 2001                                                   5.58%       0.36%          0.55%         83%
June 1, 1999 to May 31, 2000                                                   5.35%       0.37%          0.51%         74%
June 1, 1998 to May 31, 1999                                                   5.20%       0.40%          0.45%        131%
June 1, 1997(3) to May 31, 1998                                                5.74%       0.41%          0.47%         68%

NOTES TO FINANCIAL HIGHLIGHTS                                    CORE PORTFOLIOS

NOTES TO FINANCIAL HIGHLIGHTS

(1)   Ratios for periods of less than one year are annualized.

(2) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3)   Commencement of operations.

(4) Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION
    Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust currently has 15 separate investment portfolios. These financial statements present the Managed Fixed Income, Stable Income, Strategic Value Bond, and Tactical Maturity Bond (Formerly known as Positive Return Bond) portfolios (each a "Portfolio" and collectively the "Portfolios").
    Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
    The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
    Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
    Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
    Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accrued and premiums are amortized.

REPURCHASE AGREEMENTS
    Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

WHEN-ISSUED TRANSACTION
    The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS
     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On November 30, 2001, the Managed Fixed Income and Strategic Value Bond Portfolios held the following long futures contracts:

                                                                                               NET UNREALIZED
                                                                                   NOTIONAL     APPRECIATION
      CONTRACTS          PORTFOLIO               TYPE         EXPIRATION DATE   CONTRACT VALUE (DEPRECIATION)

         200     Long Managed Fixed
                 Income Portfolio       5 Year Treasury Note    March 2002     $20,000,000      $(150,000.00)

         150     Long Strategic Value
                 Bond Portfolio         5 Year Treasury Note    March 2002      15,000,000       (112,500.00)

SECURITY LOANS
    The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.
    As of November 30, 2001, the value of securities on loan and the value of the related collateral was as follows:

                                                                             SECURITIES     COLLATERAL

      Managed Fixed Income Portfolio                                       $  69,233,377  $  70,277,554

      Stable Income Portfolio                                                 55,678,301     57,385,472

      Strategic Value Bond Portfolio                                          34,944,069     35,490,895

      Tactical Maturity Bond Portfolio                                       127,722,023    128,626,985

MORTGAGE DOLLAR ROLL TRANSACTION
    Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS
    The Portfolios may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

    As of November 30, 2001, the following Portfolios were engaged in open Interest Rate Swaps. The Portfolios were exchanging a floating interest rate stream based on the notional principal, and receiving a fixed rate income stream based on that same principal.

                             SWAP COUNTER                         FLOATING                     NET UNREALIZED
      PORTFOLIO              PARTY           NATIONAL PRINCIPAL  RATE INDEX      MATURITY DATE    GAIN/LOSS

                                                                  European,
      Stable Income          UBS Warburg        $25,000,000      Spread Lock     May 23, 2005    $(13,308)

                                                                  Interest
      Stable Income          JP Morgan          100,000,000       Rate Swap    October 15, 2001  (227,700)

                                                                  Interest
      Stable Income          Lehman Brothers     22,500,000       Rate Swap    October 15. 2005  (698,400)

                                                                 High Yield,
      Strategic Value Bond   Lehman Brothers      7,000,000      Index Swap    February 1, 2002   248,059

      Strategic Value Bond   JP Morgan            9,000,000      Spread Lock    August 15, 2010   (22,230)

      Strategic Value Bond   Morgan Stanley       6,000,000      Spread Lock     May 15, 2016     (32,370)

      Managed Fixed Income   JP Morgan           21,000,000      Spread Lock   August, 15, 2010   (51,870)

      Managed Fixed Income   Morgan Stanley      14,000,000      Spread Lock     May 15, 2016     (75,530)

WRITTEN OPTIONS
    An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.
    Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.
    Written options transactions, during the period ended November 30, 2001, were as follows:

                                        STABLE INCOME        MANAGED FIXED INCOME    STRATEGIC VALUE BOND
                                    ---------------------    --------------------    --------------------
                                                 PREMIUMS                PREMIUMS                PREMIUMS
      CALL OPTIONS WRITTEN          FACE VALUE   RECEIVED    FACE VALUE  RECEIVED    FACE VALUE  RECEIVED

      Options Outstanding
      May 31, 2001                      50,000    $24,220      190,000    $92,031       60,000    $29,062

      Options written

      Options terminated in
      closing transactions

      Options expired

      Options exercised                (50,000)   (24,220)    (190,000)   (92,031)     (60,000)   (29,062)

      Options Outstanding November 30, 2001  -          -            -          -            -          -

FEDERAL INCOME TAXES
    Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.
    The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES
    The investment advisor of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory responsibilities of WFB in early 2001. The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolios.
    Funds Management has retained the services of certain of its affiliates as investment sub-advisors (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolios to the advisor. The current annual investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

      PORTFOLIO                      ADVISORY FEE          SUBADVISOR                                 SUB-ADVISORY FEE

      Managed Fixed Income Portfolio    0.50%      Galliard Capital Management                            0-500 Million, 0.10%

                                                                                                      500-1,500 Million, 0.05%

                                                                                             Greater than 1,500 Million, 0.03%

      Stable Income Portfolio           0.50%      Galliard Capital Management                            0-500 Million, 0.10%

                                                                                                      500-1,500 Million, 0.05%

                                                                                             Greater than 1,500 Million, 0.03%

      Strategic Value Bond Portfolio    0.50%      Galliard Capital Management                            0-500 Million, 0.10%

                                                                                                      500-1,500 Million, 0.05%

                                                                                             Greater than 1,500 Million, 0.03%

      Tactical Maturity Bond Portfolio  0.50%      Peregrine Capital Management                            0-10 Million, 0.40%

                                                                                                          10-25 Million, 0.30%

                                                                                                         25-300 Million, 0.20%

                                                                                               Greater than 300 Million, 0.10%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
    Currently there are no administration fees charged to the Portfolios at the core level.
    Wells Fargo Bank Minnesota, N.A. ("WFB, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. WFB, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets.
    Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
    For the period ended November 30, 2001, fees waived by Funds Management were as follows:

      Managed Fixed Income Portfolio                                                             $572,741

      Stable Income Portfolio                                                                       3,012

      Strategic Vallue Bond Portfolio                                                              52,319

      Tactical Maturity Bond Portdolio                                                            374,390

6. INVESTMENT PORTFOLIO TRANSACTIONS
    Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2001, were as follows:

      PORTFOLIO                                                      PURCHASES AT COST     SALES PROCEEDS
      Managed Fixed Income Portfolio                                   $266,283,769          $272,707,869

      Stable Income Portfolio                                           182,711,714            74,369,059

      Strategic Value Bond Portfolio                                    115,970,936           107,216,211

      Tactical Maturity Bond Portfolio                                  119,472,746            92,176,608

INCOME FUNDS                                               LIST OF ABBREVIATIONS

        The following is a list of common abbreviations for terms and entities which may have appeared in this report.

        ABAG        --  Association of Bay Area Governments
        ADR         --  American Depository Receipts
        AMBAC       --  American Municipal Bond Assurance Corporation
        AMT         --  Alternative Minimum Tax
        ARM         --  Adjustable Rate Mortgages
        BART        --  Bay Area Rapid Transit
        CDA         --  Community Development Authority
        CDSC        --  Contingent Deferred Sales Charge
        CGIC        --  Capital Guaranty Insurance Company
        CGY         --  Capital Guaranty Corporation
        CMT         --  Constant Maturity Treasury
        COFI        --  Cost of Funds Index
        Connie Lee  --  Connie Lee Insurance Company
        COP         --  Certificate of Participation
        CP          --  Commercial Paper
        CTF         --  Common Trust Fund
        DW&P        --  Department of Water & Power
        DWR         --  Department of Water Resources
        EDFA        --  Education Finance Authority
        FGIC        --  Financial Guaranty Insurance Corporation
        FHA         --  Federal Housing Authority
        FHLB        --  Federal Home Loan Bank
        FHLMC       --  Federal Home Loan Mortgage Corporation
        FNMA        --  Federal National Mortgage Association
        FRN         --  Floating Rate Notes
        FSA         --  Financial Security Assurance, Inc
        GNMA        --  Government National Mortgage Association
        GO          --  General Obligation
        HFA         --  Housing Finance Authority
        HFFA        --  Health Facilities Financing Authority
        IDA         --  Industrial Development Authority
        LIBOR       --  London Interbank Offered Rate
        LLC         --  Limited Liability Corporation
        LOC         --  Letter of Credit
        LP          --  Limited Partnership
        MBIA        --  Municipal Bond Insurance Association
        MFHR        --  Multi-family Housing Revenue
        MUD         --  Municipal Utility District
        MTN         --  Medium Term Note
        PCFA        --  Pollution Control Finance Authority
        PCR         --  Pollution Control Revenue
        PFA         --  Public Finance Authority
        PLC         --  Private Placement
        PSFG        --  Public School Fund Guaranty
        RAW         --  Revenue Anticipation Warrants
        RDA         --  Redevelopment Authority
        RDFA        --  Redevelopment Finance Authority
        R&D         --  Research & Development
        SFMR        --  Single Family Mortgage Revenue
        TBA         --  To be Announced
        TRAN        --  Tax Revenue Anticipation Notes
        USD         --  Unified School District
        V/R         --  Variable Rate
        WEBS        --  World Equity Benchmark Shares

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

DATED MATERIAL                                          Presorted
PLEASE EXPEDITE                                         Standard
                                                      U.S. Postage
                                                          PAID
                                                    Wells Fargo Funds

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More information about WELLS FARGO FUNDS is available free upon request.  To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC.,
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with Stephens Inc.

[WELLS FARGO FUNDS LOGO]

WELLS FARGO WEALTHBUILDER PORTFOLIOS

SEMI-ANNUAL REPORT

        WEALTHBUILDER GROWTH BALANCED PORTFOLIO

        WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

        WEALTHBUILDER GROWTH PORTFOLIO

                                                               NOVEMBER 30, 2001

[GRAPHICS]

                                                        WEALTHBUILDER PORTFOLIOS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                           1

PERFORMANCE HIGHLIGHTS

   GROWTH BALANCED PORTFOLIO                                     2
   GROWTH AND INCOME PORTFOLIO                                   4
   GROWTH PORTFOLIO                                              6

PORTFOLIO OF INVESTMENTS

   GROWTH BALANCED PORTFOLIO                                     8
   GROWTH AND INCOME PORTFOLIO                                   9
   GROWTH PORTFOLIO                                             10

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                         11
   STATEMENTS OF OPERATIONS                                     12
   STATEMENTS OF CHANGES IN NET ASSETS                          13
   FINANCIAL HIGHLIGHTS                                         14

NOTES TO FINANCIAL STATEMENTS                                   16

LIST OF ABBREVIATIONS                                           19

               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DEAR FELLOW SHAREHOLDERS:

    This semi-annual report details information about the portfolio positioning and performance of the three Wells Fargo WealthBuilder Portfolios for the six-month period ended November 30, 2001.
    The equity markets began the period on a sour note with a continued downturn in share prices, and ended with a dramatic November rally. Yet overall, it was another difficult period for stocks, mirrored by a decline in all three WealthBuilder Portfolios. The WealthBuilder Growth Balanced Portfolio posted the best relative performance due to two factors: an exposure to bonds coupled with an opportune shift to stocks from bonds in mid-September.
    The stock market's late summer swoon reflected a recessionary economy that contracted by 1.1% between July and September, the worst performance in a decade. Corporations reported poor earnings and weak demand throughout the period, and -- bracing for even leaner times -- laid off hundreds of thousands of workers, sending the unemployment rate to a six-year high of 5.7%. The September 11 terrorist attacks only served to deepen the slump as the effect on financial powerhouses on Wall Street and overall investor sentiment rippled across the entire economic landscape.

TACTICAL ASSET ALLOCATION AND TACTICAL EQUITY ALLOCATION MODELS HELPED TEMPER VOLATILITY

    Ironically, despite a sluggish U.S. economy, the stock market's momentum shifted between mid- September and November 30. In fact, the average U.S. stock fund gained 10% during this period to partially recoup earlier losses. Even funds that invest outside the U.S. were up across the board for the first month since April.
    WEALTHBUILDER GROWTH BALANCED PORTFOLIO investors benefited from this rally when the Tactical Asset Allocation (TAA) Model signaled a 15% shift in portfolio assets from bonds to stocks on September 7. Over the years, the TAA Model has consistently added value during volatile markets based on the identification of compelling opportunities among stocks or bonds.
    The Tactical Equity Allocation (TEA) Model used to determine the equity style allocation within the WEALTHBUILDER GROWTH PORTFOLIO continued to emphasize domestic, small company and value stocks during the period. Renewed strength in the U.S. dollar supported the TEA Model's emphasis on domestic stocks. Aggressive easing by the Federal Reserve Board during 2001 resulted in a very steep yield curve, which should be more consistent with value funds outperforming growth funds, and small company funds outperforming large company funds on a longer-term basis.
    Throughout the reporting period, the assets of the WEALTHBUILDER GROWTH AND INCOME PORTFOLIO remained invested in eight different equity mutual funds or core portfolios, with a fairly even weighting in the international, small company, large company value and large company growth styles.

ANTICIPATED BETTER TIMES AHEAD

    Equity investors have weathered the most difficult period in a decade, and stand poised for a recovery on the horizon, with potential modest economic growth lifting financial markets by mid-2002. More specifically, we expect the recession to end in the first or second quarter of 2002, driven by increased government spending and strengthening consumer confidence. At the same time, we believe that the recovery may follow the same script as the 1990 recession and recovery, where the official recession ended quickly, but it still took several years before investors witnessed a return to solid growth.
    Regardless of the near-term economic forecast, we encourage investors to remain focused on their long-term financial goals. For questions about your investments in WELLS FARGO FUNDS, please contact your investment professional or call us at 1-800-222-8222. You also can find answers to many of your questions online at our newly redesigned Web site, www.wellsfargofunds.com.
    We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs. We wish you much success and prosperity in 2002.

  Sincerely,

  /s/ Michael J. Hogan
  Michael J. Hogan
  PRESIDENT,
  WELLS FARGO FUNDS

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

    The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGER
    Galen Blomster, CFA

INCEPTION DATE
    10/1/97

PERFORMANCE HIGHLIGHTS

    The Portfolio returned (5.13)%(1) for the six-month period ended November 30, 2001, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned (8.65)% during the period. However, the Portfolio underperformed the Lehman Brothers U.S. Government/Credit Index(3), which returned 6.17%.
    As of November 30, 2001, the assets of the WealthBuilder Growth Balanced Portfolio were invested in 12 different stock and bond mutual funds or core portfolios. The Portfolio's emphasis in stocks and bonds was determined by our proprietary Tactical Asset Allocation (TAA) Model, which seeks to enhance performance by emphasizing investments in stocks and bonds when a compelling disparity in valuation exists between the two markets. On September 7, 2001, the TAA Model shifted 15% of the portfolio assets toward stocks through a hedge futures overlay transaction. Since that time, the S&P 500 Index gained 4.9%, the 10-year Treasury bond yield fell 0.04%, and the 30-year Treasury bond yield declined 0.08%. In all, this shift helped shareholders capture 0.82% in incremental value during the period.
    As of November 30, 2001, 33.1% of the underlying assets were invested in fixed income funds, while the remaining 66.9% were in equity holdings. The bond investing styles included government, agency, mortgage-backed, corporate bonds and international obligations. The equity styles included large company growth, large company value, small company and international holdings. We made no changes in the fund holdings during the reporting period.

STRATEGIC OUTLOOK

    High volatility in the stock and bond markets and the dramatic decline in the relationship between stock and bond returns has created more opportunities to add value with tactical asset allocation. The current shift toward equities is the fourth shift in the TAA Model over the past three years. Each of the asset shifts over the past three years have added significantly to overall Portfolio results. Going forward, we plan to continue to emphasize stocks until the stock and bond markets return to more normal risk premiums.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
    Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.
(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2001)

                                               INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                               ----------------------         ----------------------
                                                              SINCE                           SINCE
                                           6-MONTH* 1-YEAR   INCEPTION    6-MONTH* 1-YEAR    INCEPTION

   WELLS FARGO WEALTHBUILDER GROWTH
     BALANCED PORTFOLIO                     (6.56)  (7.17)     4.89       (5.13)   (5.75)       5.28
   BENCHMARK
     S&P 500 INDEX(2)                                                     (8.65)  (12.21)       5.98(4)
     LEHMAN BROTHERS U.S.
      GOVERNMENT/CREDIT INDEX(3)                                           6.17    11.52        7.51(4)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS
   (AS OF NOVEMBER 30, 2001)
   PORTFOLIO TURNOVER                        5%
   NET ASSET VALUE (NAV)                $11.09

   MUTUAL FUNDS AND CORE PORTFOLIOS HELD(5)
   (AS OF NOVEMBER 30, 2001)
   WELLS FARGO INTERMEDIATE GOVERNMENT
     INCOME FUND                                12.28%

   WELLS FARGO INCOME FUND                      11.30%

   WELLS FARGO EQUITY INCOME PORTFOLIO          10.28%

   PUTNAM GROWTH & INCOME FUND                  10.28%

   AIM BLUE CHIP FUND                           10.23%

   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO    9.33%

   WELLS FARGO SMALL CAP GROWTH FUND             7.30%

   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO    7.21%

   PUTNAM INTERNATIONAL GROWTH &
     INCOME FUND                                 6.19%

   DREYFUS EMERGING LEADERS FUND                 6.12%

   AMERICAN EXPRESS GLOBAL BOND FUND             4.75%

   MFS HIGH INCOME FUND                          4.73%

[CHART OF WEALTHBUILDER GROWTH BALANCED PORTFOLIO
   ALLOCATION(5) (AS OF NOVEMBER 30, 2001)]

Stock Funds             66.9%
Bond Funds              33.1%

[CHART OF GROWTH OF $10,000 INVESTMENT(6)]

                          WEALTHBUILDER                         LEHMAN BROTHERS
                          GROWTH BALANCED                       U.S. GOVERNMENT/
                          PORTFOLIO         S&P 500 INDEX       CREDIT INDEX
     10/97                   $ 9,850         $10,000                $10,000
     10/97                   $ 9,811         $ 9,666                $10,160
     11/97                   $ 9,820         $10,114                $10,214
     12/97                   $ 9,912         $10,287                $10,321
      1/98                   $ 9,971         $10,401                $10,466
      2/98                   $10,386         $11,151                $10,445
      3/98                   $10,702         $11,721                $10,477
      4/98                   $10,811         $11,841                $10,530
      5/98                   $10,673         $11,637                $10,643
      6/98                   $10,762         $12,110                $10,751
      7/98                   $10,554         $11,981                $10,760
      8/98                   $ 9,418         $10,250                $10,970
      9/98                   $ 9,714         $10,907                $11,284
     10/98                   $10,356         $11,794                $11,204
     11/98                   $10,910         $12,509                $11,271
     12/98                   $11,419         $13,229                $11,299
      1/99                   $11,668         $13,786                $11,379
      2/99                   $11,310         $13,356                $11,108
      3/99                   $11,608         $13,890                $11,164
      4/99                   $11,956         $14,428                $11,191
      5/99                   $11,767         $14,087                $11,076
      6/99                   $12,175         $14,854                $11,041
      7/99                   $12,026         $14,390                $11,011
      8/99                   $11,896         $14,319                $11,002
      9/99                   $11,797         $13,926                $11,101
     10/99                   $12,235         $14,808                $11,130
     11/99                   $12,593         $15,108                $11,124
     12/99                   $13,070         $15,998                $11,056
      1/00                   $12,824         $15,195                $11,053
      2/00                   $13,070         $14,908                $11,191
      3/00                   $13,582         $16,366                $11,353
      4/00                   $13,295         $15,873                $11,298
      5/00                   $13,029         $15,548                $11,288
      6/00                   $13,500         $15,932                $11,518
      7/00                   $13,387         $15,683                $11,640
      8/00                   $13,858         $16,657                $11,804
      9/00                   $13,561         $15,778                $11,849
     10/00                   $13,428         $15,711                $11,924
     11/00                   $12,947         $14,473                $12,128
     12/00                   $13,346         $14,544                $12,351
      1/01                   $13,500         $15,061                $12,553
      2/01                   $12,708         $13,687                $12,671
      3/01                   $12,048         $12,819                $12,769
      4/01                   $12,840         $13,815                $12,736
      5/01                   $12,862         $13,908                $12,807
      6/01                   $12,653         $13,570                $12,868
      7/01                   $12,543         $13,437                $13,189
      8/01                   $12,147         $12,596                $13,358
      9/01                   $11,288         $11,578                $13,481
     10/01                   $11,563         $11,799                $13,823
     11/01                   $12,202         $12,704                $13,596

----------
(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.
(4) The published return as of the Portfolio's inception date of October 1, 1997.
(5) Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio since inception with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

   The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Galen Blomster, CFA

INCEPTION DATE
   10/1/97

PERFORMANCE HIGHLIGHTS

    The Portfolio returned (10.81)%(1) for the six-month period that ended November 30, 2001, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned (8.65)% during the period.
    The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. The assets of the WealthBuilder Growth and Income Portfolio remained invested in eight different equity mutual funds or core portfolios. As of November 30, 2001, 30.1% of the assets were invested in the large company growth style, 30.0% in the large company value style, 20.0% in the small company style and 19.9% in the international style. We did not make changes to fund holdings during the six months ended November 30, 2001.
    We witnessed substantial stock market volatility over the past six months. The tragedy of September 11 and the Treasury's announcement at the end of October to stop issuing 30-year Treasury bonds added plenty of emotion to the markets, which temporarily widened the risk premium for stocks. While the overall stock market was down during the period, international stocks declined the most. Small company stocks were the best performing equity style.

STRATEGIC OUTLOOK

    Although the economy is still in recession, aggressive easing by the Federal Reserve Board should result in an economic recovery by early 2002, and an improved environment for equities. A rise in the equity markets in November may have been the beginning of a return to more normal equity risk premiums. During heightened equity market volatility and rapid changes in market leadership, such as we have seen over the past several years, we believe that it is important to maintain a long-term strategic asset allocation. Looking ahead, this phenomenon may be with us for a while, as equity market volatility appears to be rising quite dramatically. This reinforces the importance of a diversified portfolio.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
   Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO Funds. The maximum front-end sales charge is 1.50%.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2001)

                                               INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                           -------------------------------  -------------------------------
                                           6-MONTH* 1-YEAR SINCE INCEPTION  6-MONTH* 1-YEAR SINCE INCEPTION

   WELLS FARGO WEALTHBUILDER GROWTH AND
     INCOME PORTFOLIO                      (12.14)  (16.84)    2.81         (10.81)  (15.57)     3.18

   BENCHMARK

     S&P 500 INDEX(2)                                                        (8.65)  (12.21)     5.98(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS
   (AS OF NOVEMBER 30, 2001)
   PORTFOLIO TURNOVER                           5%

   NAV                                     $10.73

   MUTUAL FUNDS AND CORE PORTFOLIOS HELD(4)
   (AS OF NOVEMBER 30, 2001)
   WELLS FARGO EQUITY INCOME PORTFOLIO          15.06%

   PUTNAM GROWTH AND INCOME FUND                14.97%

   AIM BLUE CHIP FUND                           14.90%

   WELLS FARGO LARGE COMPANY
     GROWTH PORTFOLIO                           15.09%

   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO    9.99%

   PUTNAM INTERNATIONAL GROWTH &
     INCOME FUND                                10.01%

   DREYFUS EMERGING LEADERS FUND                 9.86%

   WELLS FARGO SMALL CAP GROWTH FUND            10.12%

   [CHART OF WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
   ALLOCATION(4) (AS OF NOVEMBER 30, 2001)]

   Large Company Growth            30.1%
   Large Company Value             30.0%
   Small Company Growth            20.0%
   International                   19.9%

   [CHART OF GROWTH OF $10,000 INVESTMENT(5)]

                                WEALTHBUILDER
                                GROWTH & INCOME
                                PORTFOLIO        S&P 500 INDEX
          10/97                   $ 9,850           $10,000
          10/97                   $ 9,446           $ 9,666
          11/97                   $ 9,584           $10,114
          12/97                   $ 9,727           $10,287
           1/98                   $ 9,835           $10,401
           2/98                   $10,456           $11,151
           3/98                   $10,929           $11,721
           4/98                   $11,067           $11,841
           5/98                   $10,811           $11,637
           6/98                   $10,949           $12,110
           7/98                   $10,604           $11,981
           8/98                   $ 8,948           $10,250
           9/98                   $ 9,293           $10,907
          10/98                   $ 9,963           $11,794
          11/98                   $10,584           $12,509
          12/98                   $11,154           $13,229
           1/99                   $11,480           $13,786
           2/99                   $11,085           $13,356
           3/99                   $11,509           $13,890
           4/99                   $12,003           $14,428
           5/99                   $11,795           $14,087
           6/99                   $12,456           $14,854
           7/99                   $12,239           $14,390
           8/99                   $12,081           $14,319
           9/99                   $11,884           $13,926
          10/99                   $12,565           $14,808
          11/99                   $13,127           $15,108
          12/99                   $14,198           $15,998
           1/00                   $13,760           $15,195
           2/00                   $14,088           $14,908
           3/00                   $15,024           $16,366
           4/00                   $14,536           $15,873
           5/00                   $14,038           $15,548
           6/00                   $14,775           $15,932
           7/00                   $14,457           $15,683
           8/00                   $15,323           $16,657
           9/00                   $14,715           $15,778
          10/00                   $14,447           $15,711
          11/00                   $13,292           $14,473
          12/00                   $13,773           $14,544
           1/01                   $13,899           $15,061
           2/01                   $12,592           $13,687
           3/01                   $11,567           $12,819
           4/01                   $12,550           $13,815
           5/01                   $12,581           $13,908
           6/01                   $12,288           $13,570
           7/01                   $12,006           $13,437
           8/01                   $11,358           $12,596
           9/01                   $10,207           $11,578
          10/01                   $10,542           $11,799
          11/01                   $11,222           $12,704

----------
(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The published return as of the Portfolio's inception date of October 1, 1997.
(4) Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. You cannot invest directly in an index.

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

  The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISOR
  Wells Fargo Funds Management, LLC

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS

    The Portfolio returned (10.74)%(1) for the six-month period ended November 30, 2001, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned (8.65)% during the period.
    The assets of the WealthBuilder Growth Portfolio remained invested in eight different equity mutual funds or core portfolios. The proportion of assets in different equity styles was determined by our proprietary Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting emphasis among equity styles depending upon prevailing market conditions. Accordingly, as of November 30, 2001, 7.6% of the assets were invested in the large company growth style, 36.1% in the large company value style, 47.3% in the small company style and 9.0% in the international style.
    Investors witnessed substantial stock market volatility over the past six months. While the stock market fell in general, international stocks declined the most. In contrast, small company stocks were the best performing equity style. Our overweight in small cap equities relative to international stocks helped to boost performance. However, our allocation to international equities negatively impacted performance overall as international markets declined leading the Portfolio to underperform the U.S. focused S&P 500 Index. There have been no changes in the equity allocation of the portfolio since the TEA Model reached a trigger point last March to shift from large company stocks to small company stocks and, within large companies, from growth stocks to value stocks. The TEA Model continued to emphasize domestic stocks over international stocks.

STRATEGIC OUTLOOK

    We maintained our emphasis on domestic, small company, and value stocks as of November 30, 2001, based on the asset allocation emphasis in the TEA Model. While the economy is still in recession, we expect that the aggressive easing by the Federal Reserve Board may result in an economic recovery by early 2002. We plan to continue to emphasize small company and value stock funds for the foreseeable future, as a shift away from these styles generally requires the yield curve to be in a flattening trend. In addition, the resurgence in the U.S. dollar since the third quarter correction should continue to favor domestic stocks.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
    Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

  AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF NOVEMBER 30, 2001)

                                               INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE
                                           -------------------------------    -------------------------------
                                           6-MONTH* 1-YEAR SINCE INCEPTION    6-MONTH* 1-YEAR SINCE INCEPTION
   WELLS FARGO WEALTHBUILDER
     GROWTH PORTFOLIO                      (12.08)  (19.05)    3.27           (10.74)  (17.82)      3.65

   BENCHMARK

     S&P 500 INDEX(2)                                                          (8.65)  (12.21)      5.98(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   CHARACTERISTICS
   (AS OF NOVEMBER 30, 2001)
   PORTFOLIO TURNOVER                           4%

   NET ASSET VALUE (NAV)                   $11.39

   MUTUAL FUNDS AND CORE PORTFOLIOS HELD(4)
   (AS OF NOVEMBER 30, 2001)
   DREYFUS EMERGING LEADERS FUND                22.39%

   WELLS FARGO SMALL CAP GROWTH FUND            24.92%

   WELLS FARGO EQUITY INCOME PORTFOLIO          18.32%

   PUTNAM GROWTH & INCOME FUND                  17.69%

   PUTNAM INTERNATIONAL GROWTH &
     INCOME FUND                                 4.53%

   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO    4.55%

   WELLS FARGO LARGE COMPANY GROWTH
     PORTFOLIO                                   4.44%

   AIM BLUE CHIP FUND                            3.16%

   [CHART OF WEALTHBUILDER GROWTH PORTFOLIO
   ALLOCATION(4) (AS OF NOVEMBER 30, 2001)]

   SMALL COMPANY GROWTH          47.3%
   LARGE COMPANY VALUE           36.1%
   INTERNATIONAL                  9.0%
   LARGE COMPANY GROWTH           7.6%

   [CHART OF GROWTH OF $10,000 INVESTMENT(5)]

                        WEALTHBUILDER
                       GROWTH PORTFOLIO     S&P 500 INDEX
          10/97             $ 9,850           $10,000
          10/97             $ 9,623           $ 9,666
          11/97             $ 9,742           $10,114
          12/97             $ 9,826           $10,287
           1/98             $ 9,925           $10,401
           2/98             $10,506           $11,151
           3/98             $10,960           $11,721
           4/98             $11,118           $11,841
           5/98             $10,851           $11,637
           6/98             $11,108           $12,110
           7/98             $10,782           $11,981
           8/98             $ 9,107           $10,250
           9/98             $ 9,610           $10,907
          10/98             $10,329           $11,794
          11/98             $11,039           $12,509
          12/98             $11,890           $13,229
           1/99             $12,394           $13,786
           2/99             $11,969           $13,356
           3/99             $12,542           $13,890
           4/99             $12,808           $14,428
           5/99             $12,473           $14,087
           6/99             $13,282           $14,854
           7/99             $12,897           $14,390
           8/99             $12,799           $14,319
           9/99             $12,502           $13,926
          10/99             $13,312           $14,808
          11/99             $13,835           $15,108
          12/99             $15,070           $15,998
           1/00             $14,586           $15,195
           2/00             $14,922           $14,908
           3/00             $16,117           $16,366
           4/00             $15,445           $15,873
           5/00             $14,784           $15,548
           6/00             $15,623           $15,932
           7/00             $15,435           $15,683
           8/00             $16,344           $16,657
           9/00             $15,445           $15,778
          10/00             $15,198           $15,711
          11/00             $13,914           $14,473
          12/00             $14,115           $14,544
           1/01             $14,276           $15,061
           2/01             $12,599           $13,687
           3/01             $11,455           $12,819
           4/01             $12,700           $13,815
           5/01             $12,810           $13,908
           6/01             $12,669           $13,570
           7/01             $12,338           $13,437
           8/01             $11,716           $12,596
           9/01             $10,350           $11,578
          10/01             $10,752           $11,799
          11/01             $11,435           $12,704

----------
(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The published return as of the Portfolio's inception date of October 1, 1997.
(4) Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. You cannot invest directly in an index.

WEALTHBUILDER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2001
                                   (UNAUDITED)

  WEALTHBUILDER GROWTH BALANCED PORTFOLIO

SHARES      SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 97.61%

BOND FUNDS - 32.26%
   832,055  AMERICAN EXPRESS GLOBAL BOND FUND                                   $ 4,720,720
 1,231,195  MFS HIGH INCOME FUND                                                  4,696,108
 1,172,847  WELLS FARGO INCOME FUND                                              11,235,272
 1,076,880  WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                      12,211,058

                                                                                 32,863,158
                                                                                -----------
STOCK FUNDS - 32.05%
   839,007  AIM BLUE CHIP FUND                                                   10,177,164
   255,124  DREYFUS EMERGING LEADERS FUND                                         6,086,838
   575,689  PUTNAM GROWTH & INCOME FUND                                          10,224,240
   372,424  PUTNAM INTERNATIONAL GROWTH & INCOME FUND                             6,158,529

                                                                                 32,646,771
                                                                                -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 33.30%
       N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                  10,226,231
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                            7,170,990
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                            9,274,125
   454,101  WELLS FARGO SMALL CAP GROWTH FUND                                     7,256,543

                                                                                 33,927,889
                                                                                -----------

TOTAL (97.61%) (COST $104,272,743)                                               99,437,818
                                                                                -----------
PRINCIPAL                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.11%

REPURCHASE AGREEMENTS - 0.05%
   $51,465  SALOMON SMITH BARNEY POOLED REPURCHASE AGREEMENT
            - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES                 2.14%         12/3/01        51,465

TOTAL REPURCHASE AGREEMENTS

US TREASURY BILLS - 1.06%
 1,085,000  US TREASURY BILLS**                                               2.56#         2/28/02     1,080,411

TOTAL SHORT-TERM INVESTMENTS (COST $1,129,910)                                                          1,131,876
                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $105,402,653)*                                            98.72%                               $100,569,694
OTHER ASSETS AND LIABILITIES, NET                                1.28                                   1,307,386
                                                               ------                                ------------
TOTAL NET ASSETS                                               100.00%                               $101,877,080
                                                               ------                                ------------

#  YIELD TO MATURITY.
** THIS US TREASURY BILL WAS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURE CONTRACTS.( SEE FOOTNOTE 1)
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $1,266,331
   GROSS UNREALIZED DEPRECIATION                                   (6,099,290)
                                                                   -----------
   NET UNREALIZED DEPRECIATION                                     (4,832,959)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  WEALTHBUILDER GROWTH & INCOME PORTFOLIO

SHARES      SECURITY NAME                                                          VALUE
INVESTMENT COMPANIES - 99.26%

STOCK FUNDS - 49.36%
   530,220  AIM BLUE CHIP FUND                                                  $  6,399,792
   143,407  DREYFUS EMERGING LEADERS FUND                                          4,233,158
   361,930  PUTNAM GROWTH & INCOME FUND                                            6,427,883
   230,160  PUTNAM INTERNATIONAL GROWTH & INCOME FUND                              4,297,233

                                                                                  21,358,066
                                                                                ------------

AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.90%
       N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                    6,466,217
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                             4,292,450
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                             6,480,542
   272,219  WELLS FARGO SMALL CAP GROWTH FUND                                      4,350,059

                                                                                  21,589,268
                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $49,433,458)*                                             99.26%          $ 42,947,334
OTHER ASSETS AND LIABILITIES, NET                                0.74                321,597
                                                               ------           ------------
TOTAL NET ASSETS                                               100.00%          $ 43,268,931
                                                               ------           ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $   137,781
   GROSS UNREALIZED DEPRECIATION                                   (6,623,905)
                                                                  ------------
   NET UNREALIZED DEPRECIATION                                    $(6,486,124)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
STATEMENTS.

  WEALTHBUILDER GROWTH PORTFOLIO

SHARES      SECURITY DESCRIPTION                                                    VALUE
INVESTMENT COMPANIES - 99.28%

STOCK FUNDS - 47.41%
   206,948  AIM BLUE CHIP FUND                                                  $  2,506,157
   542,606  DREYFUS EMERGING LEADERS FUND                                         17,824,742
   794,938  PUTNAM GROWTH & INCOME FUND                                           14,083,203
   186,110  PUTNAM INTERNATIONAL GROWTH & INCOME FUND                              3,608,244

                                                                                  38,022,346
                                                                                ------------

AFFILIATED STOCK PORTFOLIOS/FUNDS - 51.87%
       N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                   14,589,436
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                             3,626,177
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                             3,538,343
 1,244,316  WELLS FARGO SMALL CAP GROWTH FUND                                     19,840,389

                                                                                  41,594,345
                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $81,577,421)*                                             99.28%          $ 79,616,691
OTHER ASSETS AND LIABILITIES, NET                                0.72                576,094
                                                               ------           ------------
TOTAL NET ASSETS                                               100.00%          $ 80,192,785
                                                               ------           ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $ 1,997,976
   GROSS UNREALIZED DEPRECIATION                                   (3,958,706)
                                                                  -----------
   NET UNREALIZED DEPRECIATION                                    $(1,960,730)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS & LIABILITIES --                   WEALTHBUILDER PORTFOLIOS
NOVEMBER 30, 2001 (UNAUDITED)

                                                                           WEALTHBUILDER        WEALTHBUILDER    WEALTHBUILDER
                                                                         GROWTH BALANCED      GROWTH & INCOME           GROWTH
                                                                               PORTFOLIO            PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                          $100,569,694          $42,947,334      $79,616,691
   CASH                                                                           50,004               50,000          503,333
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES                       49,289                    0                0
   RECEIVABLE FOR FUND SHARES ISSUED                                           1,479,169              395,012          310,975
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                                   0                    0                0
   PREPAID EXPENSES AND OTHER ASSETS                                                   0                    0            5,732
                                                                            ------------          -----------      -----------
TOTAL ASSETS                                                                 102,148,156           43,392,346       80,436,731
                                                                            ------------          -----------      -----------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED                                               59,387               32,264          102,524
   PAYABLE TO OTHER RELATED PARTIES                                               49,674               24,733           42,225
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                   34,269               14,479           26,658
   PAYABLE FOR DAILY VARIATION MARGIN ON FINANCIAL FUTURES CONTRACTS              30,750                    0                0
   ACCRUED EXPENSES AND OTHER LIABILITIES                                         96,996               51,939           72,539
                                                                            ------------          -----------      -----------
TOTAL LIABILITIES                                                                271,076              123,415          243,946
                                                                            ------------          -----------      -----------
TOTAL NET ASSETS                                                            $101,877,080          $43,268,931      $80,192,785
                                                                            ------------          -----------      -----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                          $106,289,253          $51,624,254      $98,035,425
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                  2,030,683              611,315          (64,610)
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS AND FINANCIAL
     FUTURES CONTRACTS                                                        (1,609,897)          (2,480,514)     (15,817,300)
   NET UNREALIZED DEPRECIATION OF INVESTMENTS                                 (4,832,959)          (6,486,124)      (1,960,730)
                                                                            ------------          -----------      -----------
TOTAL NET ASSETS                                                            $101,877,080          $43,268,931      $80,192,785
                                                                            ------------          -----------      -----------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $101,877,080          $43,268,931      $80,192,785
SHARES OUTSTANDING                                                             9,186,100            4,032,284        7,037,671
NET ASSET VALUE PER SHARE                                                   $      11.09          $     10.73      $     11.39
MAXIMUM OFFERING PRICE PER SHARE(1)                                         $      11.26          $     10.89      $     11.56
                                                                            ------------          -----------      -----------
INVESTMENTS AT COST                                                         $105,402,653          $49,433,458      $81,577,421
                                                                            ------------          -----------      -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS          STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS
                                  ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                                                           WEALTHBUILDER        WEALTHBUILDER    WEALTHBUILDER
                                                                         GROWTH BALANCED      GROWTH & INCOME           GROWTH
                                                                               PORTFOLIO            PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                $  1,047,720          $   145,199      $   270,002
   INTEREST                                                                       22,126               11,287           11,691
   EXPENSES ALLOCATED FROM AFFILIATED CORE PORTFOLIOS                            (99,760)             (73,312)         (84,199)
                                                                            ------------          -----------      -----------
TOTAL INVESTMENT INCOME                                                          970,086               83,174          197,494
                                                                            ------------          -----------      -----------
EXPENSES
   ADVISORY FEES                                                                 152,812               73,755          137,100
   ADMINISTRATION FEES                                                            65,491               31,609           58,757
   PORTFOLIO ACCOUNTING FEES                                                      22,639                5,135            8,165
   TRANSFER AGENT                                                                 24,126               20,565           36,485
   DISTRIBUTION FEES                                                             218,303              105,364          195,858
   LEGAL AND AUDIT FEES                                                            3,756                3,694            3,682
   REGISTRATION FEES                                                              24,836               16,088           34,328
   DIRECTORS' FEES                                                                 2,131                2,131            2,131
   SHAREHOLDER REPORTS                                                            35,886               17,091           28,267
   OTHER                                                                           9,487                4,205            8,485
                                                                            ------------          -----------      -----------
TOTAL EXPENSES                                                                   559,467              279,637          513,258
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                           (25,806)             (14,623)         (27,952)
   NET EXPENSES                                                                  533,661              265,014          485,306
                                                                            ------------          -----------      -----------
NET INVESTMENT INCOME (LOSS)                                                     436,425             (181,840)        (287,812)
                                                                            ------------          -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM:
   FINANCIAL FUTURES TRANSACTIONS                                                 11,012                    0                0
   NON-AFFILIATED UNDERLYING FUNDS                                              (247,574)             (77,824)        (255,670)
   AFFILIATED UNDERLYING FUNDS                                                  (424,098)            (527,097)      (1,165,109)
   REALIZED GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS                                   0                    0          453,170
   ALLOCATIONS FROM AFFILIATED CORE PORTFOLIOS                                  (459,433)            (399,080)        (733,620)
                                                                            ------------          -----------      -----------
NET REALIZED LOSS FROM INVESTMENTS                                            (1,120,093)          (1,004,001)      (1,701,229)
                                                                            ------------          -----------      -----------
   NET CHANGE IN UNREALIZED APPRECIATION OF:
   SECURITIES                                                                      1,966                    0                0
   FINANCIAL FUTURES TRANSACTIONS                                                688,400                    0                0
   NON-AFFILIATED UNDERLYING FUNDS                                            (3,030,260)          (2,589,497)      (4,674,527)
   AFFILIATED UNDERLYING FUNDS                                                   367,857               (1,484)      (1,447,687)
   ALLOCATIONS FROM AFFILIATED CORE PORTFOLIOS                                (1,333,566)          (1,167,762)      (1,012,419)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        (3,305,603)          (3,758,743)      (7,134,633)
                                                                            ------------          -----------      -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                               (4,425,696)          (4,762,744)      (8,835,862)
                                                                            ------------          -----------      -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(3,989,271)         $(4,944,584)     $(9,123,674)
                                                                            ------------          -----------      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                     WEALTHBUILDER PORTFOLIOS


                                             WEALTHBUILDER GROWTH          WEALTHBUILDER GROWTH &          WEALTHBUILDER GROWTH
                                              BALANCED PORTFOLIO              INCOME PORTFOLIO                  PORTFOLIO
                                         ---------------------------      -------------------------     --------------------------
                                           (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
                                               FOR THE       FOR THE           FOR THE      FOR THE          FOR THE       FOR THE
                                          PERIOD ENDED    YEAR ENDED      PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                          NOVEMBER 30,       MAY 31,      NOVEMBER 30,       MAY 31,     NOVEMBER 30,      MAY 31,
                                                  2001         2001              2001          2001             2001         2001
----------------------------------------------------------------------------------------------------------------------------------

BEGINNING NET ASSETS                       $  78,469,035  $  33,748,527  $  43,550,361  $  21,108,895  $  81,402,980  $  41,496,442
                                           =============  =============  =============  =============  =============  =============
OPERATIONS:
   Net investment income (loss)                  436,425        751,781       (181,840)      (214,238)      (287,812)      (658,036)
   Net realized gain (loss) on sale
     of investments                           (1,120,093)       886,125     (1,004,001)      (460,711)    (1,701,229)   (13,134,097)
   Net change in unrealized appreciation
     (depreciation) of investments            (3,305,603)    (2,438,623)    (3,758,743)    (4,102,837)    (7,134,633)     1,787,346
                                           =============  =============  =============  =============  =============  =============
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                (3,989,271)      (800,717)    (4,944,584)    (4,777,786)    (9,123,674)   (12,004,787)
                                           -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                               0       (457,802)             0              0              0              0
   Net realized gain (loss) on sale
     of investments                                    0     (2,900,142)             0     (1,773,654)             0     (1,184,603)
                                           =============  =============  =============  =============  =============  =============
TOTAL DISTRIBUTION TO SHAREHOLDERS                     0     (3,357,944)             0     (1,773,654)             0     (1,184,603)
                                           -------------  -------------  -------------  -------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                  35,987,053     54,301,924      9,261,875     33,376,198     14,699,902     63,415,949
   Reinvestment of dividends                           0      3,286,018              0      1,752,763              0      1,165,891
   Cost of shares redeemed                    (8,589,737)    (8,708,773)    (4,598,721)    (6,136,055)    (6,786,423)   (11,485,912)
                                           =============  =============  =============  =============  =============  =============
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS            27,397,316     48,879,169      4,663,154     28,992,906      7,913,479     53,095,928
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS                        23,408,045     44,720,508       (281,430)    22,441,466     (1,210,195)    39,906,538
                                           -------------  -------------  -------------  -------------  -------------  -------------
ENDING NET ASSETS                            101,877,080     78,469,035     43,268,931     43,550,361     80,192,785     81,402,980
                                           -------------  -------------  -------------  -------------  -------------  -------------
SHARES ISSUED AND REDEEMED:
   Shares sold                                 3,268,059      4,506,543        841,956      2,481,543      1,263,778      4,365,211
   Shares issued in reinvestment of
     dividends                                         0        267,059              0        130,608              0         79,801
   Shares redeemed                              (795,044)      (714,390)      (429,309)      (490,038)      (603,374)      (839,855)
                                           =============  =============  =============  =============  =============  =============
NET INCREASE IN SHARES OUTSTANDING             2,473,015      4,059,212        412,647      2,122,113        660,404      3,605,157
                                           -------------  -------------  -------------  -------------  -------------  -------------
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME                   $   2,030,683  $   1,594,258  $     611,315  $     793,155  $     (64,610) $     223,202
                                           =============  =============  =============  =============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                                    FINANCIAL HIGHLIGHTS

                                                                                       NET REALIZED
                                                             BEGINNING         NET              AND       DIVIDENDS
                                                             NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                             VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                                 SHARE      (LOSS)      INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                   $11.69      0.06(4)          (0.66)            0.00
JUNE 1, 2000 TO MAY 31, 2001                                    $12.72      0.07             (0.20)           (0.11)
JUNE 1, 1999 TO MAY 31, 2000                                    $11.83      0.21              1.05            (0.14)
JUNE 1, 1998 TO MAY 31, 1999                                    $10.80      0.10              1.01            (0.07)
OCTOBER 1, 1997(3) TO MAY 31, 1998                              $10.00      0.07              0.76            (0.03)

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                   $12.03     (0.07)            (1.23)               0
JUNE 1, 2000 TO MAY 31, 2001                                    $14.10     (0.06)            (1.33)               0
JUNE 1, 1999 TO MAY 31, 2000                                    $11.96     (0.06)             2.33                0
JUNE 1, 1998 TO MAY 31, 1999                                    $10.97     (0.04)             1.04                0
OCTOBER 1, 1997(3) TO MAY 31, 1998                              $10.00         0              0.97                0

WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                   $12.76     (0.04)            (1.33)               0
JUNE 1, 2000 TO MAY 31, 2001                                    $14.97     (0.10)            (1.87)               0
JUNE 1, 1999 TO MAY 31, 2000                                    $12.63     (0.08)             2.42                0
JUNE 1, 1998 TO MAY 31, 1999                                    $11.01     (0.07)             1.71                0
OCTOBER 1, 1997(3) TO MAY 31, 1998                              $10.00     (0.01)             1.03            (0.01)

(1) THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS
(2) TOTAL RETURN CALCULATION DOES NOT INCLUDE SALES CHARGE. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
(3) THE PORTFOLIOS COMMENCED OPERATIONS ON OCTOBER 1, 1997.
(4) CALCULATED USING AVERAGE SHARES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   DISTRIBUTIONS          ENDING
                                                        FROM NET        NET ASSET       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                        REALIZED        VALUE PER       ----------------------------------------
                                                           GAINS           SHARER    NET INVESTMENT          NET           GROSS
                                                                                      INCOME (LOSS)   EXPENSES(1)     EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)               0.00          $11.09             1.00%         1.25%            1.29%
JUNE 1, 2000 TO MAY 31, 2001                               (0.79)         $11.69             1.51%         1.25%            1.52%
JUNE 1, 1999 TO MAY 31, 2000                               (0.23)         $12.72             1.95%         1.25%            1.76%
JUNE 1, 1998 TO MAY 31, 1999                               (0.01)         $11.83             1.28%         1.25%            1.85%
OCTOBER 1, 1997(3) TO MAY 31, 1998                             0          $10.80             0.02%         1.25%            2.64%

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                  0          $10.73            (0.87)%        1.25%            1.33%
JUNE 1, 2000 TO MAY 31, 2001                               (0.68)         $12.03            (0.63)%        1.25%            1.78%
JUNE 1, 1999 TO MAY 31, 2000                               (0.13)         $14.10            (0.59)%        1.25%            2.12%
JUNE 1, 1998 TO MAY 31, 1999                               (0.01)         $11.96            (0.38)%        1.25%            1.95%
OCTOBER 1, 1997(3) TO MAY 31, 1998                             0          $10.97            (0.41)%        1.25%            2.90%

WEALTHBUILDER GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)               0.00          $11.39            (0.74)%        1.25%            1.32%
JUNE 1, 2000 TO MAY 31, 2001                               (0.24)         $12.76            (1.00)%        1.25%            1.69%
JUNE 1, 1999 TO MAY 31, 2000                                   0          $14.97            (0.99)%        1.25%            1.98%
JUNE 1, 1998 TO MAY 31, 1999                               (0.02)         $12.63            (0.84)%        1.25%            2.00%
OCTOBER 1, 1997(3) TO MAY 31, 1998                             0          $11.01            (0.50)%        1.25%            3.32%

                                                                                          PORTFOLIO        NET ASSETS AT
                                                                        TOTAL              TURNOVER        END OF PERIOD
                                                                        RETURN(2)              RATE      (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                             (5.13)%               5%           $  101,877
JUNE 1, 2000 TO MAY 31, 2001                                              (1.28)%              29%           $   78,469
JUNE 1, 1999 TO MAY 31, 2000                                               10.72%              70%           $   33,749
JUNE 1, 1998 TO MAY 31, 1999                                               10.26%              59%           $   23,336
OCTOBER 1, 1997(3) TO MAY 31, 1998                                          8.35%              20%           $    9,300

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                             (10.81)%              5%           $   43,269
JUNE 1, 2000 TO MAY 31, 2001                                              (10.38)%             14%           $   43,550
JUNE 1, 1999 TO MAY 31, 2000                                               19.02%              63%           $   21,109
JUNE 1, 1998 TO MAY 31, 1999                                                9.11%              32%           $   10,657
OCTOBER 1, 1997(3) TO MAY 31, 1998                                          9.75%               7%           $    8,623

WEALTHBUILDER GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

JUNE 1, 2001 TO NOVEMBER 30, 2001 (UNAUDITED)                             (10.74)%              4%           $   80,193
JUNE 1, 2000 TO MAY 31, 2001                                              (13.35)%             49%           $   81,403
JUNE 1, 1999 TO MAY 31, 2000                                               18.53%              32%           $   41,496
JUNE 1, 1998 TO MAY 31, 1999                                               14.94%              31%           $   12,942
OCTOBER 1, 1997(3) TO MAY 31, 1998                                         10.17%              16%           $    5,695

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS

     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1. ORGANIZATION
         Wells Fargo Funds Trust (the "Trust") was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series. These financial statements present the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio, and the Wells Fargo WealthBuilder Growth Portfolio (each, a "Portfolio", collectively, the "Portfolios"), each a diversified series of the Trust.
         The Portfolios each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and nonaffiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affliated funds.

     SIGNIFICANT ACCOUNTING POLICIES
         The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION
         Each Portfolio determines its net asset value as of 4:00 p.m. (Eastern
       Time) on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Portfolios") are valued daily based upon each Portfolio's proportionate share of each Core Portfolio's net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION
         Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its pro rata share of the Core Portfolio's net investment income, and realized and unrealized gain and loss daily.
         Dividend income is recognized on the ex-dividend date for each Underlying Fund.

     REPURCHASE AGREEMENTS
         Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

     DISTRIBUTIONS TO SHAREHOLDERS
         Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
         Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassifications.

     EXPENSE ALLOCATIONS
         The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

     FEDERAL INCOME TAXES
         Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2001.
         WealthBuilder Growth and Income Portfolio has $93,617 of estimated net capital loss carryforwards at May 31, 2001, which are available to offset future net realized gains and will expire in 2009.

     FUTURES CONTRACTS
         Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On November 30, 2001, the WealthBuilder Growth Balanced Portfolios held the following long and short futures contracts:

                                                                                                             NET UNREALIZED
                                                                                             NOTIONAL         APPRECIATION/
     CONTRACTS              PORTFOLIO                         TYPE        EXPIRATION DATE    CONTRACT VALUE  (DEPRECIATION)

SHORT 124      WEALTHBUILDER GROWTH BALANCED FUND         U.S. T-BONDS    DECEMBER 2001        12,992,875          62,000
LONG 48        WEALTHBUILDER GROWTH BALANCED FUND       S & P 500 INDEX   DECEMBER 2001        13,680,000         626,400

     3. ADVISORY FEES
         The Trust has entered into an advisory contract on behalf of the Portfolios with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Portfolios on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001.
       The Portfolios' advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolios.
         Pursuant to the advisory contract, Funds Management is entitled to receive an annual investment advisory fee of 0.35% of each Portfolio's average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio's investments in the various Underlying Funds. Funds Management also acts as advisor to, and is entitled to receive a fee from each Core Portfolio or affiliated Fund.
         Well Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as sub-advisor for the Portfolios. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Portfolios, an annual sub-advisory fee of 0.05% of each Portfolio's average daily net assets.

     4. DISTRIBUTION FEES
         The Trust has adopted a Distribution Plan ("Plan") for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens, Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets. The distribution fees paid on behalf of the Portfolios for the period ended November 30, 2001 are disclosed on the Statement of Operations.

     5. ADMINISTRATION
         The Trust has entered into an administration agreement on behalf of the Portfolios with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Portfolio's average daily net assets.

     6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
         The Trust has entered into a contract on behalf of the Portfolios with Boston Financial Data Services Inc. ("BFDS"), whereby BFDS provides transfer agency services to the Portfolios. Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.
         The Trust has entered into a contract on behalf of each Portfolio with Wells Fargo Bank Minnesota, N. A. ("WFB, MN"), whereby WFB, MN is responsible for providing custody services for the Portfolios. Pursuant to the contracts, WFB, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio. Currently, the Portfolios are not charged for custody services.

     7. WAIVED FEES AND REIMBURSED EXPENSES
         All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2001 were waived by Funds Management.

     8. INVESTMENT PORTFOLIO TRANSACTIONS
         Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2001 were as follows:

     Portfolio                                                          Purchases at Cost         Sales Proceeds

     WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO                  $2,401,669               $1,434,278
     WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO                 1,507,530                  887,070
     WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                            1,333,365                1,067,645

LIST OF ABBREVIATIONS                                   WEALTHBUILDER PORTFOLIOS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.


     ABAG                  - ASSOCIATION OF BAY AREA GOVERNMENTS
     ADR                   - AMERICAN DEPOSITORY RECEIPTS
     AMBAC                 - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
     AMT                   - ALTERNATIVE MINIMUM TAX
     ARM                   - ADJUSTABLE RATE MORTGAGES
     BART                  - BAY AREA RAPID TRANSIT
     CDA                   - COMMUNITY DEVELOPMENT AUTHORITY
     CDSC                  - CONTINGENT DEFERRED SALES CHARGE
     CGIC                  - CAPITAL GUARANTY INSURANCE COMPANY
     CGY                   - CAPITAL GUARANTY CORPORATION
     CMT                   - CONSTANT MATURITY TREASURY
     COFI                  - COST OF FUNDS INDEX
     CONNIE LEE            - CONNIE LEE INSURANCE COMPANY
     COP                   - CERTIFICATE OF PARTICIPATION
     CP                    - COMMERCIAL PAPER
     CTF                   - COMMON TRUST FUND
     DW&P                  - DEPARTMENT OF WATER & POWER
     DWR                   - DEPARTMENT OF WATER RESOURCES
     EDFA                  - EDUCATION FINANCE AUTHORITY
     FGIC                  - FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA                   - FEDERAL HOUSING AUTHORITY
     FHLB                  - FEDERAL HOME LOAN BANK
     FHLMC                 - FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA                  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
     FRN                   - FLOATING RATE NOTES
     FSA                   - FINANCIAL SECURITY ASSURANCE, INC
     GNMA                  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     GO                    - GENERAL OBLIGATION
     HFA                   - HOUSING FINANCE AUTHORITY
     HFFA                  - HEALTH FACILITIES FINANCING AUTHORITY
     IDA                   - INDUSTRIAL DEVELOPMENT AUTHORITY
     LIBOR                 - LONDON INTERBANK OFFERED RATE
     LLC                   - LIMITED LIABILITY CORPORATION
     LOC                   - LETTER OF CREDIT
     LP                    - LIMITED PARTNERSHIP
     MBIA                  - MUNICIPAL BOND INSURANCE ASSOCIATION
     MFHR                  - MULTI-FAMILY HOUSING REVENUE
     MUD                   - MUNICIPAL UTILITY DISTRICT
     MTN                   - MEDIUM TERM NOTE
     PCFA                  - POLLUTION CONTROL FINANCE AUTHORITY
     PCR                   - POLLUTION CONTROL REVENUE
     PFA                   - PUBLIC FINANCE AUTHORITY
     PLC                   - PRIVATE PLACEMENT
     PSFG                  - PUBLIC SCHOOL FUND GUARANTY
     RAW                   - REVENUE ANTICIPATION WARRANTS
     RDA                   - REDEVELOPMENT AUTHORITY
     RDFA                  - REDEVELOPMENT FINANCE AUTHORITY
     R&D                   - RESEARCH & DEVELOPMENT
     SFMR                  - SINGLE FAMILY MORTGAGE REVENUE
     TBA                   - TO BE ANNOUNCED
     TRAN                  - TAX REVENUE ANTICIPATION NOTES
     USD                   - UNIFIED SCHOOL DISTRICT
     V/R                   - VARIABLE RATE
     WEBS                  - WORLD EQUITY BENCHMARK SHARES

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

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

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

DATED MATERIAL
PLEASE EXPEDITE

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.